UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number        811-10145

Baillie Gifford Funds

(Exact name of registrant as specified in charter)

780 Third Avenue

43rd Floor
New York, NY 10017

(Address of principal executive offices) (Zip code)

Gareth Griffiths
1 Greenside Row
Edinburgh, Scotland, UK, EH1 3AN

(Name and address of agent for service)

Registrant's telephone number, including area code:      011-44-131-275-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

TABLE OF CONTENTS

Baillie Gifford China A Shares Growth Fund Class K - BCAKX

Baillie Gifford China A Shares Growth Fund Institutional Class - BCANX

Baillie Gifford China Equities Fund Class K - BGCDX

Baillie Gifford China Equities Fund Institutional Class - BGCBX

Baillie Gifford Developed EAFE All Cap Fund Class 2 - BGPTX

Baillie Gifford Developed EAFE All Cap Fund Class 3 - BGPFX

Baillie Gifford Developed EAFE All Cap Fund Class K - BGPKX

Baillie Gifford Developed EAFE All Cap Fund Institutional Class - BSGPX

Baillie Gifford EAFE Plus All Cap Fund Class 2 - BGCWX

Baillie Gifford EAFE Plus All Cap Fund Class 3 - BGCJX

Baillie Gifford EAFE Plus All Cap Fund Class K - BKGCX

Baillie Gifford EAFE Plus All Cap Fund Institutional Class - BGCSX

Baillie Gifford Emerging Markets Equities Fund Class 2 - BGEHX

Baillie Gifford Emerging Markets Equities Fund Class 3 - BGELX

Baillie Gifford Emerging Markets Equities Fund Class 4 - BGEPX

Baillie Gifford Emerging Markets Equities Fund Class 5 - BGEDX

Baillie Gifford Emerging Markets Equities Fund Class K - BGKEX

Baillie Gifford Emerging Markets Equities Fund Institutional Class - BGEGX

Baillie Gifford Emerging Markets ex China Fund Class K - BGEZX

Baillie Gifford Emerging Markets ex China Fund Institutional Class - BGEWX

Baillie Gifford Global Alpha Equities Fund Class 2 - BGATX

Baillie Gifford Global Alpha Equities Fund Class 4 - BGALX

Baillie Gifford Global Alpha Equities Fund Class K - BGAKX

Baillie Gifford Global Alpha Equities Fund Institutional Class - BGASX

Baillie Gifford Health Innovation Equities Fund Class K - BGHDX

Baillie Gifford Health Innovation Equities Fund Institutional Class - BGHBX

Baillie Gifford International Alpha Fund Class 2 - BGITX

Baillie Gifford International Alpha Fund Class 3 - BGIFX

Baillie Gifford International Alpha Fund Class 4 - BGIUX

Baillie Gifford International Alpha Fund Class 5 - BGIVX

Baillie Gifford International Alpha Fund Class K - BGIKX

Baillie Gifford International Alpha Fund Institutional Class - BINSX

Baillie Gifford International Concentrated Growth Equities Fund Class K - BTLKX

Baillie Gifford International Concentrated Growth Equities Fund Institutional Class - BTLSX

Baillie Gifford International Growth Fund Class 2 - BGETX

Baillie Gifford International Growth Fund Class 3 - BGEUX

Baillie Gifford International Growth Fund Class 4 - BGEFX

Baillie Gifford International Growth Fund Class 5 - BGEVX

Baillie Gifford International Growth Fund Class K - BGEKX

Baillie Gifford International Growth Fund Institutional Class - BGESX

Baillie Gifford International Smaller Companies Fund Class K - BICKX

Baillie Gifford International Smaller Companies Fund Institutional Class - BICIX

Baillie Gifford Long Term Global Growth Fund Class 2 - BGLTX

Baillie Gifford Long Term Global Growth Fund Class K - BGLKX

Baillie Gifford Long Term Global Growth Fund Institutional Class - BSGLX

Baillie Gifford U.S. Discovery Fund Class K - BGUKX

Baillie Gifford U.S. Discovery Fund Institutional Class - BGUIX

Baillie Gifford U.S. Equity Growth Fund Class K - BGGKX

Baillie Gifford U.S. Equity Growth Fund Institutional Class - BGGSX

Baillie Gifford International All Cap Fund Class 2 - BGICF2

Baillie Gifford International All Cap Fund Class 3 - BGICF3

Baillie Gifford International All Cap Fund Class 5 - BGICF5

Baillie Gifford China A Shares Growth Fund

Class K | BCAKX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford China A Shares Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/china-a-shares-growth-fund/TSR. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$39	0.87%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$852,368
  Total number of portfolio holdings32
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate16%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Home Furnishings	15.4%
Electronics	10.4%
Beverages	9.8%
Metal Fabricate/Hardware	8.9%
Auto Parts & Equipment	8.7%
Commercial Services	5.0%
Software	4.5%
Cosmetics/Personal Care	4.5%
Energy - Alternate Sources	4.1%
Healthcare - Products	3.4%
Semiconductors	3.2%
Insurance	3.1%
Retail	3.0%
Other sectors	13.8%
Other assets less liabilities	2.2%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford China A Shares Growth Fund

Institutional Class | BCANX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford China A Shares Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/china-a-shares-growth-fund/TSR. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$39	0.87%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$852,368
  Total number of portfolio holdings32
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate16%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Home Furnishings	15.4%
Electronics	10.4%
Beverages	9.8%
Metal Fabricate/Hardware	8.9%
Auto Parts & Equipment	8.7%
Commercial Services	5.0%
Software	4.5%
Cosmetics/Personal Care	4.5%
Energy - Alternate Sources	4.1%
Healthcare - Products	3.4%
Semiconductors	3.2%
Insurance	3.1%
Retail	3.0%
Other sectors	13.8%
Other assets less liabilities	2.2%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford China Equities Fund

Class K | BGCDX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford China Equities Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/china-equities-fund/TSR. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$43	0.87%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,147,133
  Total number of portfolio holdings55
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate10%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	27.8%
Auto Parts & Equipment	8.5%
Home Furnishings	7.0%
Electronics	5.8%
Beverages	5.5%
Software	5.0%
Banks	4.8%
Auto Manufacturers	3.8%
Mining	2.8%
Retail	2.8%
Insurance	2.7%
Metal Fabricate/Hardware	2.3%
Apparel	2.1%
Other sectors	16.5%
Other assets less liabilities	2.6%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford China Equities Fund

Institutional Class | BGCBX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford China Equities Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/china-equities-fund/TSR. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$47	0.96%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,147,133
  Total number of portfolio holdings55
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate10%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	27.8%
Auto Parts & Equipment	8.5%
Home Furnishings	7.0%
Electronics	5.8%
Beverages	5.5%
Software	5.0%
Banks	4.8%
Auto Manufacturers	3.8%
Mining	2.8%
Retail	2.8%
Insurance	2.7%
Metal Fabricate/Hardware	2.3%
Apparel	2.1%
Other sectors	16.5%
Other assets less liabilities	2.6%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford Developed EAFE All Cap Fund

Class 2 | BGPTX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford Developed EAFE All Cap Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/developed-eafe-all-cap-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$32	0.64%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$412,981,352
  Total number of portfolio holdings58
  Total advisory fees paid$876,339
  Portfolio turnover rate9%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Commercial Services	10.0%
Internet	9.1%
Machinery - Diversified	8.1%
Semiconductors	7.8%
Electronics	6.5%
Cosmetics/Personal Care	5.2%
Investment Companies	4.7%
Banks	3.7%
Healthcare - Products	3.4%
Retail	3.2%
Diversified Financial Services	3.1%
Apparel	3.1%
Chemicals	3.0%
Other sectors	27.7%
Other assets less liabilities	1.4%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford Developed EAFE All Cap Fund

Class 3 | BGPFX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford Developed EAFE All Cap Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/developed-eafe-all-cap-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$28	0.57%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$412,981,352
  Total number of portfolio holdings58
  Total advisory fees paid$876,339
  Portfolio turnover rate9%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Commercial Services	10.0%
Internet	9.1%
Machinery - Diversified	8.1%
Semiconductors	7.8%
Electronics	6.5%
Cosmetics/Personal Care	5.2%
Investment Companies	4.7%
Banks	3.7%
Healthcare - Products	3.4%
Retail	3.2%
Diversified Financial Services	3.1%
Apparel	3.1%
Chemicals	3.0%
Other sectors	27.7%
Other assets less liabilities	1.4%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford Developed EAFE All Cap Fund

Class K | BGPKX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford Developed EAFE All Cap Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/developed-eafe-all-cap-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$32	0.64%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$412,981,352
  Total number of portfolio holdings58
  Total advisory fees paid$876,339
  Portfolio turnover rate9%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Commercial Services	10.0%
Internet	9.1%
Machinery - Diversified	8.1%
Semiconductors	7.8%
Electronics	6.5%
Cosmetics/Personal Care	5.2%
Investment Companies	4.7%
Banks	3.7%
Healthcare - Products	3.4%
Retail	3.2%
Diversified Financial Services	3.1%
Apparel	3.1%
Chemicals	3.0%
Other sectors	27.7%
Other assets less liabilities	1.4%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford Developed EAFE All Cap Fund

Institutional Class | BSGPX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford Developed EAFE All Cap Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/developed-eafe-all-cap-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$37	0.75%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$412,981,352
  Total number of portfolio holdings58
  Total advisory fees paid$876,339
  Portfolio turnover rate9%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Commercial Services	10.0%
Internet	9.1%
Machinery - Diversified	8.1%
Semiconductors	7.8%
Electronics	6.5%
Cosmetics/Personal Care	5.2%
Investment Companies	4.7%
Banks	3.7%
Healthcare - Products	3.4%
Retail	3.2%
Diversified Financial Services	3.1%
Apparel	3.1%
Chemicals	3.0%
Other sectors	27.7%
Other assets less liabilities	1.4%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford EAFE Plus All Cap Fund

Class 2 | BGCWX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford EAFE Plus All Cap Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/eafe-plus-all-cap-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$33	0.65%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$345,524,845
  Total number of portfolio holdings67
  Total advisory fees paid$702,344
  Portfolio turnover rate10%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	11.7%
Semiconductors	11.1%
Commercial Services	8.9%
Machinery - Diversified	7.3%
Electronics	5.9%
Cosmetics/Personal Care	4.7%
Investment Companies	4.7%
Retail	3.7%
Banks	3.6%
Beverages	3.1%
Machinery - Construction & Mining	2.9%
Food	2.8%
Healthcare - Products	2.8%
Other sectors	25.3%
Other assets less liabilities	1.5%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford EAFE Plus All Cap Fund

Class 3 | BGCJX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford EAFE Plus All Cap Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/eafe-plus-all-cap-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$29	0.58%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$345,524,845
  Total number of portfolio holdings67
  Total advisory fees paid$702,344
  Portfolio turnover rate10%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	11.7%
Semiconductors	11.1%
Commercial Services	8.9%
Machinery - Diversified	7.3%
Electronics	5.9%
Cosmetics/Personal Care	4.7%
Investment Companies	4.7%
Retail	3.7%
Banks	3.6%
Beverages	3.1%
Machinery - Construction & Mining	2.9%
Food	2.8%
Healthcare - Products	2.8%
Other sectors	25.3%
Other assets less liabilities	1.5%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford EAFE Plus All Cap Fund

Class K | BKGCX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford EAFE Plus All Cap Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/eafe-plus-all-cap-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$33	0.65%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$345,524,845
  Total number of portfolio holdings67
  Total advisory fees paid$702,344
  Portfolio turnover rate10%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	11.7%
Semiconductors	11.1%
Commercial Services	8.9%
Machinery - Diversified	7.3%
Electronics	5.9%
Cosmetics/Personal Care	4.7%
Investment Companies	4.7%
Retail	3.7%
Banks	3.6%
Beverages	3.1%
Machinery - Construction & Mining	2.9%
Food	2.8%
Healthcare - Products	2.8%
Other sectors	25.3%
Other assets less liabilities	1.5%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford EAFE Plus All Cap Fund

Institutional Class | BGCSX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford EAFE Plus All Cap Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/eafe-plus-all-cap-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$38	0.75%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$345,524,845
  Total number of portfolio holdings67
  Total advisory fees paid$702,344
  Portfolio turnover rate10%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	11.7%
Semiconductors	11.1%
Commercial Services	8.9%
Machinery - Diversified	7.3%
Electronics	5.9%
Cosmetics/Personal Care	4.7%
Investment Companies	4.7%
Retail	3.7%
Banks	3.6%
Beverages	3.1%
Machinery - Construction & Mining	2.9%
Food	2.8%
Healthcare - Products	2.8%
Other sectors	25.3%
Other assets less liabilities	1.5%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford Emerging Markets Equities Fund

Class 2 | BGEHX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford Emerging Markets Equities Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$41	0.79%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$5,219,932,417
  Total number of portfolio holdings77
  Total advisory fees paid$12,768,366
  Portfolio turnover rate13%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Semiconductors	25.7%
Internet	17.9%
Banks	9.7%
Oil & Gas	9.6%
Mining	4.2%
Diversified Financial Services	3.5%
Retail	3.3%
Auto Manufacturers	3.2%
Home Furnishings	3.2%
Software	2.9%
Beverages	2.6%
Computers	2.1%
Insurance	1.9%
Other sectors	9.3%
Other assets less liabilities	0.9%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford Emerging Markets Equities Fund

Class 3 | BGELX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford Emerging Markets Equities Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$37	0.72%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$5,219,932,417
  Total number of portfolio holdings77
  Total advisory fees paid$12,768,366
  Portfolio turnover rate13%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Semiconductors	25.7%
Internet	17.9%
Banks	9.7%
Oil & Gas	9.6%
Mining	4.2%
Diversified Financial Services	3.5%
Retail	3.3%
Auto Manufacturers	3.2%
Home Furnishings	3.2%
Software	2.9%
Beverages	2.6%
Computers	2.1%
Insurance	1.9%
Other sectors	9.3%
Other assets less liabilities	0.9%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford Emerging Markets Equities Fund

Class 4 | BGEPX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford Emerging Markets Equities Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$36	0.69%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$5,219,932,417
  Total number of portfolio holdings77
  Total advisory fees paid$12,768,366
  Portfolio turnover rate13%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Semiconductors	25.7%
Internet	17.9%
Banks	9.7%
Oil & Gas	9.6%
Mining	4.2%
Diversified Financial Services	3.5%
Retail	3.3%
Auto Manufacturers	3.2%
Home Furnishings	3.2%
Software	2.9%
Beverages	2.6%
Computers	2.1%
Insurance	1.9%
Other sectors	9.3%
Other assets less liabilities	0.9%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford Emerging Markets Equities Fund

Class 5 | BGEDX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford Emerging Markets Equities Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 5	$33	0.64%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$5,219,932,417
  Total number of portfolio holdings77
  Total advisory fees paid$12,768,366
  Portfolio turnover rate13%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Semiconductors	25.7%
Internet	17.9%
Banks	9.7%
Oil & Gas	9.6%
Mining	4.2%
Diversified Financial Services	3.5%
Retail	3.3%
Auto Manufacturers	3.2%
Home Furnishings	3.2%
Software	2.9%
Beverages	2.6%
Computers	2.1%
Insurance	1.9%
Other sectors	9.3%
Other assets less liabilities	0.9%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford Emerging Markets Equities Fund

Class K | BGKEX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford Emerging Markets Equities Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$41	0.79%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$5,219,932,417
  Total number of portfolio holdings77
  Total advisory fees paid$12,768,366
  Portfolio turnover rate13%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Semiconductors	25.7%
Internet	17.9%
Banks	9.7%
Oil & Gas	9.6%
Mining	4.2%
Diversified Financial Services	3.5%
Retail	3.3%
Auto Manufacturers	3.2%
Home Furnishings	3.2%
Software	2.9%
Beverages	2.6%
Computers	2.1%
Insurance	1.9%
Other sectors	9.3%
Other assets less liabilities	0.9%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford Emerging Markets Equities Fund

Institutional Class | BGEGX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford Emerging Markets Equities Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-equities-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.87%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$5,219,932,417
  Total number of portfolio holdings77
  Total advisory fees paid$12,768,366
  Portfolio turnover rate13%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Semiconductors	25.7%
Internet	17.9%
Banks	9.7%
Oil & Gas	9.6%
Mining	4.2%
Diversified Financial Services	3.5%
Retail	3.3%
Auto Manufacturers	3.2%
Home Furnishings	3.2%
Software	2.9%
Beverages	2.6%
Computers	2.1%
Insurance	1.9%
Other sectors	9.3%
Other assets less liabilities	0.9%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford Emerging Markets ex China Fund

Class K | BGEZX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford Emerging Markets ex China Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-ex-china-fund/TSR. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$46	0.87%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,051,033
  Total number of portfolio holdings64
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate11%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Semiconductors	32.7%
Internet	11.0%
Banks	10.8%
Oil & Gas	10.0%
Mining	5.4%
Computers	3.4%
Diversified Financial Services	3.1%
Software	2.9%
Retail	2.6%
Miscellaneous Manufacturing	2.2%
Auto Manufacturers	2.1%
Building Materials	1.6%
Telecommunications	1.6%
Other sectors	7.4%
Other assets less liabilities	3.2%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford Emerging Markets ex China Fund

Institutional Class | BGEWX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford Emerging Markets ex China Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/emerging-markets-ex-china-fund/TSR. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$46	0.87%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$1,051,033
  Total number of portfolio holdings64
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate11%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Semiconductors	32.7%
Internet	11.0%
Banks	10.8%
Oil & Gas	10.0%
Mining	5.4%
Computers	3.4%
Diversified Financial Services	3.1%
Software	2.9%
Retail	2.6%
Miscellaneous Manufacturing	2.2%
Auto Manufacturers	2.1%
Building Materials	1.6%
Telecommunications	1.6%
Other sectors	7.4%
Other assets less liabilities	3.2%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford Global Alpha Equities Fund

Class 2 | BGATX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford Global Alpha Equities Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/global-alpha-equities-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$34	0.65%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$915,946,116
  Total number of portfolio holdings91
  Total advisory fees paid$1,925,433
  Portfolio turnover rate14%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	21.1%
Semiconductors	11.4%
Commercial Services	7.1%
Building Materials	6.6%
Software	6.2%
Healthcare - Services	4.5%
Biotechnology	3.7%
Insurance	3.1%
Healthcare - Products	3.0%
Oil & Gas	2.8%
Diversified Financial Services	2.5%
Airlines	2.5%
Retail	2.4%
Other sectors	21.9%
Other assets less liabilities	1.2%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford Global Alpha Equities Fund

Class 4 | BGALX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford Global Alpha Equities Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/global-alpha-equities-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$29	0.55%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$915,946,116
  Total number of portfolio holdings91
  Total advisory fees paid$1,925,433
  Portfolio turnover rate14%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	21.1%
Semiconductors	11.4%
Commercial Services	7.1%
Building Materials	6.6%
Software	6.2%
Healthcare - Services	4.5%
Biotechnology	3.7%
Insurance	3.1%
Healthcare - Products	3.0%
Oil & Gas	2.8%
Diversified Financial Services	2.5%
Airlines	2.5%
Retail	2.4%
Other sectors	21.9%
Other assets less liabilities	1.2%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford Global Alpha Equities Fund

Class K | BGAKX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford Global Alpha Equities Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/global-alpha-equities-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$34	0.65%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$915,946,116
  Total number of portfolio holdings91
  Total advisory fees paid$1,925,433
  Portfolio turnover rate14%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	21.1%
Semiconductors	11.4%
Commercial Services	7.1%
Building Materials	6.6%
Software	6.2%
Healthcare - Services	4.5%
Biotechnology	3.7%
Insurance	3.1%
Healthcare - Products	3.0%
Oil & Gas	2.8%
Diversified Financial Services	2.5%
Airlines	2.5%
Retail	2.4%
Other sectors	21.9%
Other assets less liabilities	1.2%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford Global Alpha Equities Fund

Institutional Class | BGASX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford Global Alpha Equities Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/global-alpha-equities-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$38	0.74%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$915,946,116
  Total number of portfolio holdings91
  Total advisory fees paid$1,925,433
  Portfolio turnover rate14%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	21.1%
Semiconductors	11.4%
Commercial Services	7.1%
Building Materials	6.6%
Software	6.2%
Healthcare - Services	4.5%
Biotechnology	3.7%
Insurance	3.1%
Healthcare - Products	3.0%
Oil & Gas	2.8%
Diversified Financial Services	2.5%
Airlines	2.5%
Retail	2.4%
Other sectors	21.9%
Other assets less liabilities	1.2%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford Health Innovation Equities Fund

Class K | BGHDX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford Health Innovation Equities Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/health-innovation-equities-fund/TSR. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$32	0.65%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$15,094,899
  Total number of portfolio holdings39
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate23%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Biotechnology	44.0%
Healthcare - Products	28.2%
Pharmaceuticals	17.5%
Software	7.7%
Electronics	3.3%
Internet	1.8%
Healthcare - Services	1.1%
Other assets less liabilities	(3.6%)
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford Health Innovation Equities Fund

Institutional Class | BGHBX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford Health Innovation Equities Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/health-innovation-equities-fund/TSR. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$37	0.75%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$15,094,899
  Total number of portfolio holdings39
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate23%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Biotechnology	44.0%
Healthcare - Products	28.2%
Pharmaceuticals	17.5%
Software	7.7%
Electronics	3.3%
Internet	1.8%
Healthcare - Services	1.1%
Other assets less liabilities	(3.6%)
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford International Alpha Fund

Class 2 | BGITX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford International Alpha Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$30	0.58%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,263,165,964
  Total number of portfolio holdings77
  Total advisory fees paid$4,135,355
  Portfolio turnover rate12%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	16.1%
Semiconductors	10.5%
Software	8.9%
Commercial Services	6.7%
Machinery - Diversified	6.2%
Insurance	4.4%
Building Materials	4.4%
Airlines	3.9%
Banks	3.3%
Home Furnishings	3.1%
Food	3.0%
Healthcare - Products	3.0%
Leisure Time	2.9%
Other sectors	22.6%
Other assets less liabilities	1.0%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford International Alpha Fund

Class 3 | BGIFX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford International Alpha Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$26	0.51%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,263,165,964
  Total number of portfolio holdings77
  Total advisory fees paid$4,135,355
  Portfolio turnover rate12%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	16.1%
Semiconductors	10.5%
Software	8.9%
Commercial Services	6.7%
Machinery - Diversified	6.2%
Insurance	4.4%
Building Materials	4.4%
Airlines	3.9%
Banks	3.3%
Home Furnishings	3.1%
Food	3.0%
Healthcare - Products	3.0%
Leisure Time	2.9%
Other sectors	22.6%
Other assets less liabilities	1.0%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford International Alpha Fund

Class 4 | BGIUX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford International Alpha Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$25	0.48%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,263,165,964
  Total number of portfolio holdings77
  Total advisory fees paid$4,135,355
  Portfolio turnover rate12%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	16.1%
Semiconductors	10.5%
Software	8.9%
Commercial Services	6.7%
Machinery - Diversified	6.2%
Insurance	4.4%
Building Materials	4.4%
Airlines	3.9%
Banks	3.3%
Home Furnishings	3.1%
Food	3.0%
Healthcare - Products	3.0%
Leisure Time	2.9%
Other sectors	22.6%
Other assets less liabilities	1.0%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford International Alpha Fund

Class 5 | BGIVX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford International Alpha Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 5	$22	0.43%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,263,165,964
  Total number of portfolio holdings77
  Total advisory fees paid$4,135,355
  Portfolio turnover rate12%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	16.1%
Semiconductors	10.5%
Software	8.9%
Commercial Services	6.7%
Machinery - Diversified	6.2%
Insurance	4.4%
Building Materials	4.4%
Airlines	3.9%
Banks	3.3%
Home Furnishings	3.1%
Food	3.0%
Healthcare - Products	3.0%
Leisure Time	2.9%
Other sectors	22.6%
Other assets less liabilities	1.0%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford International Alpha Fund

Class K | BGIKX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford International Alpha Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$30	0.58%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,263,165,964
  Total number of portfolio holdings77
  Total advisory fees paid$4,135,355
  Portfolio turnover rate12%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	16.1%
Semiconductors	10.5%
Software	8.9%
Commercial Services	6.7%
Machinery - Diversified	6.2%
Insurance	4.4%
Building Materials	4.4%
Airlines	3.9%
Banks	3.3%
Home Furnishings	3.1%
Food	3.0%
Healthcare - Products	3.0%
Leisure Time	2.9%
Other sectors	22.6%
Other assets less liabilities	1.0%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford International Alpha Fund

Institutional Class | BINSX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford International Alpha Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/international-alpha-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$35	0.68%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,263,165,964
  Total number of portfolio holdings77
  Total advisory fees paid$4,135,355
  Portfolio turnover rate12%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	16.1%
Semiconductors	10.5%
Software	8.9%
Commercial Services	6.7%
Machinery - Diversified	6.2%
Insurance	4.4%
Building Materials	4.4%
Airlines	3.9%
Banks	3.3%
Home Furnishings	3.1%
Food	3.0%
Healthcare - Products	3.0%
Leisure Time	2.9%
Other sectors	22.6%
Other assets less liabilities	1.0%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford International Concentrated Growth Equities Fund

Class K | BTLKX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford International Concentrated Growth Equities Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/international-concentrated-growth-equities-fund/TSR. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$38	0.72%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$74,303,866
  Total number of portfolio holdings29
  Total advisory fees paid, net of waiver$83,721
  Portfolio turnover rate11%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	40.8%
Semiconductors	23.0%
Apparel	7.2%
Biotechnology	6.7%
Auto Manufacturers	6.6%
Commercial Services	6.2%
Cosmetics/Personal Care	2.1%
Retail	2.1%
Machinery - Diversified	2.0%
Investment Companies	1.0%
Energy - Alternate Sources	0.2%
Healthcare - Services	0.1%
Other assets less liabilities	2.0%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford International Concentrated Growth Equities Fund

Institutional Class | BTLSX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford International Concentrated Growth Equities Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/international-concentrated-growth-equities-fund/TSR. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$43	0.81%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$74,303,866
  Total number of portfolio holdings29
  Total advisory fees paid, net of waiver$83,721
  Portfolio turnover rate11%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	40.8%
Semiconductors	23.0%
Apparel	7.2%
Biotechnology	6.7%
Auto Manufacturers	6.6%
Commercial Services	6.2%
Cosmetics/Personal Care	2.1%
Retail	2.1%
Machinery - Diversified	2.0%
Investment Companies	1.0%
Energy - Alternate Sources	0.2%
Healthcare - Services	0.1%
Other assets less liabilities	2.0%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford International Growth Fund

Class 2 | BGETX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford International Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$29	0.57%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$3,028,045,117
  Total number of portfolio holdings60
  Total advisory fees paid$5,045,432
  Portfolio turnover rate9%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	30.2%
Semiconductors	14.2%
Software	7.8%
Auto Manufacturers	6.3%
Biotechnology	5.6%
Machinery - Diversified	5.6%
Commercial Services	5.2%
Cosmetics/Personal Care	3.0%
Electronics	2.5%
Banks	2.5%
Investment Companies	2.4%
Insurance	2.1%
Apparel	2.0%
Other sectors	9.8%
Other assets less liabilities	0.8%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford International Growth Fund

Class 3 | BGEUX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford International Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$25	0.50%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$3,028,045,117
  Total number of portfolio holdings60
  Total advisory fees paid$5,045,432
  Portfolio turnover rate9%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	30.2%
Semiconductors	14.2%
Software	7.8%
Auto Manufacturers	6.3%
Biotechnology	5.6%
Machinery - Diversified	5.6%
Commercial Services	5.2%
Cosmetics/Personal Care	3.0%
Electronics	2.5%
Banks	2.5%
Investment Companies	2.4%
Insurance	2.1%
Apparel	2.0%
Other sectors	9.8%
Other assets less liabilities	0.8%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford International Growth Fund

Class 4 | BGEFX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford International Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$24	0.47%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$3,028,045,117
  Total number of portfolio holdings60
  Total advisory fees paid$5,045,432
  Portfolio turnover rate9%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	30.2%
Semiconductors	14.2%
Software	7.8%
Auto Manufacturers	6.3%
Biotechnology	5.6%
Machinery - Diversified	5.6%
Commercial Services	5.2%
Cosmetics/Personal Care	3.0%
Electronics	2.5%
Banks	2.5%
Investment Companies	2.4%
Insurance	2.1%
Apparel	2.0%
Other sectors	9.8%
Other assets less liabilities	0.8%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford International Growth Fund

Class 5 | BGEVX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford International Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 5	$21	0.42%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$3,028,045,117
  Total number of portfolio holdings60
  Total advisory fees paid$5,045,432
  Portfolio turnover rate9%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	30.2%
Semiconductors	14.2%
Software	7.8%
Auto Manufacturers	6.3%
Biotechnology	5.6%
Machinery - Diversified	5.6%
Commercial Services	5.2%
Cosmetics/Personal Care	3.0%
Electronics	2.5%
Banks	2.5%
Investment Companies	2.4%
Insurance	2.1%
Apparel	2.0%
Other sectors	9.8%
Other assets less liabilities	0.8%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford International Growth Fund

Class K | BGEKX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford International Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$29	0.57%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$3,028,045,117
  Total number of portfolio holdings60
  Total advisory fees paid$5,045,432
  Portfolio turnover rate9%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	30.2%
Semiconductors	14.2%
Software	7.8%
Auto Manufacturers	6.3%
Biotechnology	5.6%
Machinery - Diversified	5.6%
Commercial Services	5.2%
Cosmetics/Personal Care	3.0%
Electronics	2.5%
Banks	2.5%
Investment Companies	2.4%
Insurance	2.1%
Apparel	2.0%
Other sectors	9.8%
Other assets less liabilities	0.8%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford International Growth Fund

Institutional Class | BGESX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford International Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/international-growth-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$33	0.65%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$3,028,045,117
  Total number of portfolio holdings60
  Total advisory fees paid$5,045,432
  Portfolio turnover rate9%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	30.2%
Semiconductors	14.2%
Software	7.8%
Auto Manufacturers	6.3%
Biotechnology	5.6%
Machinery - Diversified	5.6%
Commercial Services	5.2%
Cosmetics/Personal Care	3.0%
Electronics	2.5%
Banks	2.5%
Investment Companies	2.4%
Insurance	2.1%
Apparel	2.0%
Other sectors	9.8%
Other assets less liabilities	0.8%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford International Smaller Companies Fund

Class K | BICKX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford International Smaller Companies Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/international-smaller-companies-fund/TSR. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$44	0.90%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$14,003,298
  Total number of portfolio holdings85
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate8%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Diversified Financial Services	13.4%
Semiconductors	12.8%
Software	10.7%
Internet	9.2%
Commercial Services	7.5%
Distribution/Wholesale	5.4%
Electronics	4.4%
Miscellaneous Manufacturing	4.3%
Toys/Games/Hobbies	3.4%
Leisure Time	3.3%
Machinery - Diversified	3.0%
Retail	2.8%
Hand/Machine Tools	2.2%
Other sectors	15.3%
Other assets less liabilities	2.3%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford International Smaller Companies Fund

Institutional Class | BICIX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford International Smaller Companies Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/international-smaller-companies-fund/TSR. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$49	1.00%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$14,003,298
  Total number of portfolio holdings85
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate8%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Diversified Financial Services	13.4%
Semiconductors	12.8%
Software	10.7%
Internet	9.2%
Commercial Services	7.5%
Distribution/Wholesale	5.4%
Electronics	4.4%
Miscellaneous Manufacturing	4.3%
Toys/Games/Hobbies	3.4%
Leisure Time	3.3%
Machinery - Diversified	3.0%
Retail	2.8%
Hand/Machine Tools	2.2%
Other sectors	15.3%
Other assets less liabilities	2.3%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford Long Term Global Growth Fund

Class 2 | BGLTX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford Long Term Global Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/long-term-global-growth-fund/TSR-2-5. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$37	0.70%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$737,314,672
  Total number of portfolio holdings41
  Total advisory fees paid$1,531,347
  Portfolio turnover rate17%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	31.4%
Semiconductors	15.4%
Software	12.1%
Biotechnology	5.2%
Apparel	4.0%
Healthcare - Products	3.7%
Advertising	3.7%
Banks	3.7%
Auto Manufacturers	3.1%
Pharmaceuticals	3.0%
Commercial Services	2.9%
Retail	2.7%
Cosmetics/Personal Care	1.8%
Other sectors	4.9%
Other assets less liabilities	2.4%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford Long Term Global Growth Fund

Class K | BGLKX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford Long Term Global Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/long-term-global-growth-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$37	0.70%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$737,314,672
  Total number of portfolio holdings41
  Total advisory fees paid$1,531,347
  Portfolio turnover rate17%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	31.4%
Semiconductors	15.4%
Software	12.1%
Biotechnology	5.2%
Apparel	4.0%
Healthcare - Products	3.7%
Advertising	3.7%
Banks	3.7%
Auto Manufacturers	3.1%
Pharmaceuticals	3.0%
Commercial Services	2.9%
Retail	2.7%
Cosmetics/Personal Care	1.8%
Other sectors	4.9%
Other assets less liabilities	2.4%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford Long Term Global Growth Fund

Institutional Class | BSGLX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford Long Term Global Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/long-term-global-growth-fund/TSR-I-K. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$42	0.79%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$737,314,672
  Total number of portfolio holdings41
  Total advisory fees paid$1,531,347
  Portfolio turnover rate17%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	31.4%
Semiconductors	15.4%
Software	12.1%
Biotechnology	5.2%
Apparel	4.0%
Healthcare - Products	3.7%
Advertising	3.7%
Banks	3.7%
Auto Manufacturers	3.1%
Pharmaceuticals	3.0%
Commercial Services	2.9%
Retail	2.7%
Cosmetics/Personal Care	1.8%
Other sectors	4.9%
Other assets less liabilities	2.4%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford U.S. Discovery Fund

Class K | BGUKX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford U.S. Discovery Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/us-discovery-fund/TSR. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$41	0.82%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,345,482
  Total number of portfolio holdings49
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate15%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Software	20.5%
Healthcare - Products	18.5%
Semiconductors	8.6%
Retail	6.7%
Aerospace/Defense	6.5%
Internet	6.2%
Miscellaneous Manufacturing	6.0%
Computers	5.5%
Commercial Services	4.6%
Biotechnology	3.8%
Electrical Components & Equipment	3.2%
Insurance	2.4%
Telecommunications	1.8%
Other sectors	2.9%
Other assets less liabilities	2.8%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford U.S. Discovery Fund

Institutional Class | BGUIX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford U.S. Discovery Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/us-discovery-fund/TSR. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$41	0.82%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$2,345,482
  Total number of portfolio holdings49
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate15%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Software	20.5%
Healthcare - Products	18.5%
Semiconductors	8.6%
Retail	6.7%
Aerospace/Defense	6.5%
Internet	6.2%
Miscellaneous Manufacturing	6.0%
Computers	5.5%
Commercial Services	4.6%
Biotechnology	3.8%
Electrical Components & Equipment	3.2%
Insurance	2.4%
Telecommunications	1.8%
Other sectors	2.9%
Other assets less liabilities	2.8%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford U.S. Equity Growth Fund

Class K | BGGKX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford U.S. Equity Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/u-s-equity-growth-fund/TSR. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$34	0.65%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$24,369,812
  Total number of portfolio holdings44
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate11%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	34.5%
Software	18.1%
Semiconductors	10.1%
Biotechnology	8.4%
Advertising	7.9%
Auto Manufacturers	4.2%
Healthcare - Products	3.4%
Commercial Services	3.1%
Distribution/Wholesale	2.4%
Real Estate	2.1%
Retail	2.1%
Leisure Time	0.7%
Auto Parts & Equipment	0.7%
Other sectors	0.5%
Other assets less liabilities	1.8%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford U.S. Equity Growth Fund

Institutional Class | BGGSX

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford U.S. Equity Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/u-s-equity-growth-fund/TSR. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$40	0.76%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$24,369,812
  Total number of portfolio holdings44
  Total advisory fees paid, net of waiver$0
  Portfolio turnover rate11%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	34.5%
Software	18.1%
Semiconductors	10.1%
Biotechnology	8.4%
Advertising	7.9%
Auto Manufacturers	4.2%
Healthcare - Products	3.4%
Commercial Services	3.1%
Distribution/Wholesale	2.4%
Real Estate	2.1%
Retail	2.1%
Leisure Time	0.7%
Auto Parts & Equipment	0.7%
Other sectors	0.5%
Other assets less liabilities	1.8%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford International All Cap Fund

Class 2 | BGICF2

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford International All Cap Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/international-all-cap-fund/TSR. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$32	0.63%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$330,617,262
  Total number of portfolio holdings78
  Total advisory fees paid$559,470
  Portfolio turnover rate17%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	13.4%
Semiconductors	12.3%
Commercial Services	7.9%
Electronics	6.0%
Machinery - Diversified	5.7%
Retail	5.1%
Banks	4.0%
Investment Companies	3.9%
Cosmetics/Personal Care	3.7%
Beverages	3.4%
Healthcare - Products	2.7%
Diversified Financial Services	2.6%
Machinery - Construction & Mining	2.6%
Other sectors	25.3%
Other assets less liabilities	1.4%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford International All Cap Fund

Class 3 | BGICF3

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford International All Cap Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/international-all-cap-fund/TSR. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$28	0.56%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$330,617,262
  Total number of portfolio holdings78
  Total advisory fees paid$559,470
  Portfolio turnover rate17%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	13.4%
Semiconductors	12.3%
Commercial Services	7.9%
Electronics	6.0%
Machinery - Diversified	5.7%
Retail	5.1%
Banks	4.0%
Investment Companies	3.9%
Cosmetics/Personal Care	3.7%
Beverages	3.4%
Healthcare - Products	2.7%
Diversified Financial Services	2.6%
Machinery - Construction & Mining	2.6%
Other sectors	25.3%
Other assets less liabilities	1.4%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

Baillie Gifford International All Cap Fund

Class 5 | BGICF5

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024

The semi-annual shareholder report contains important information about the Baillie Gifford International All Cap Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.bailliegifford.com/international-all-cap-fund/TSR. You can also request this information by contacting us at +1-844-394-6127.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 5	$24	0.48%

Key Fund Statistics as of June 30, 2024

The following table outlines key Fund statistics that you should pay attention to:

  Fund net assets$330,617,262
  Total number of portfolio holdings78
  Total advisory fees paid$559,470
  Portfolio turnover rate17%

Tabular Representation of Holdings as of June 30, 2024

The following table shows the industry sector allocation of the Fund.

Sectors	% of Net Assets
Internet	13.4%
Semiconductors	12.3%
Commercial Services	7.9%
Electronics	6.0%
Machinery - Diversified	5.7%
Retail	5.1%
Banks	4.0%
Investment Companies	3.9%
Cosmetics/Personal Care	3.7%
Beverages	3.4%
Healthcare - Products	2.7%
Diversified Financial Services	2.6%
Machinery - Construction & Mining	2.6%
Other sectors	25.3%
Other assets less liabilities	1.4%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information please see the website address or contact number included at the beginning of this shareholder report.

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the financial statements filed under Item 7 of this form.

(b)	In accordance with Section 13(c) of the Investment Company Act of 1940, the registrant has divested itself of the following securities since the filing of its last report or Form N-CSR.

Baillie Gifford Developed EAFE All Cap Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco A	ATCO A	SE0017486889	20,374 56,348 109,789 89,561 23,794	02/08/2024 03/01/2024 06/14/2024 06/20/2024 06/27/2024	986,885	Sudan Accountability and Divestment Act of 2007
Epiroc B	EPI B	SE0015658117	15,839 14,007 28,905 24,214	01/10/2024 03/01/2024 06/14/2024 06/20/2024	274,423

Baillie Gifford EAFE Plus All Cap Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco A	ATCO A	SE0017486889	46,765 23,091	06/04/2024 06/05/2024	721,642	Sudan Accountability and Divestment Act of 2007
Atlas Copco B	ATCO B	SE0017486897	34,704 43,776 56,447 54,807 6,657	02/02/2024 02/26/2024 04/12/2024 04/25/2024 06/04/2024	0
Epiroc B	EPI B	SE0015658117	19,884 19,005 10,286 16,451 14,592 9,054	02/02/2024 03/26/2024 04/12/2024 04/25/2024 06/04/2024 06/05/2024	246,113

Baillie Gifford Global Alpha Equities Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco B	ATCO B	SE0017486897	28,038 36,396 34,610	02/14/2024 05/16/2024 06/24/2024	722,230	Sudan Accountability and Divestment Act of 2007
Epiroc B	EPI B	SE0015658117	21,244 24,486	03/13/2024 05/21/2024	337,916

Baillie Gifford International All Cap Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco B	ATCO B	SE0017486897	21,955	02/12/2024	539,435	Sudan Accountability and Divestment Act of 2007
Epiroc B	EPI B	SE0015658117	9,342	02/12/2024	226,892

Baillie Gifford International Alpha Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco B	ATCO B	SE0017486897	108,158 20,761 7,190 196,231 31,830 251,556 98,040 154,793 74,827 111,763 112,322	02/27/2024 02/28/2024 02/29/2024 02/29/2024 03/01/2024 03/01/2024 03/04/2024 03/04/2024 04/26/2024 06/20/2024 06/26/2024	2,995,573	Sudan Accountability and Divestment Act of 2007
Epiroc B	EPI B	SE0015658117	51,206 17,471 62,425 89,206 59,690	02/27/2024 02/27/2024 04/26/2024 06/20/2024 06/26/2024	1,840,799

Baillie Gifford International Concentrated Growth Equities Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco B	ATCO B	SE0017486897	1,500 3,217 1,943 1,891 6,025	01/11/2024 03/07/2024 05/10/2024 05/20/2024 06/24/2024	92,963	Sudan Accountability and Divestment Act of 2007

Baillie Gifford International Growth Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco A	ATCO A	SE0017486889	203,627	02/26/2024	6,689,589	Sudan Accountability and Divestment Act of 2007

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The semi-annual financial statements and financial highlights are attached herewith.

Baillie Gifford Funds

Semi-Annual Financial Statements and Other Information, June 30, 2024 (Unaudited)

Baillie Gifford China A Shares Growth Fund

Baillie Gifford China Equities Fund

Baillie Gifford Developed EAFE All Cap Fund

Baillie Gifford EAFE Plus All Cap Fund

Baillie Gifford Emerging Markets Equities Fund

Baillie Gifford Emerging Markets ex China Fund

Baillie Gifford Global Alpha Equities Fund

Baillie Gifford Health Innovation Equities Fund

Baillie Gifford International Alpha Fund

Baillie Gifford International Concentrated Growth
Equities Fund

Baillie Gifford International Growth Fund

Baillie Gifford International Smaller Companies Fund

Baillie Gifford Long Term Global Growth Fund

Baillie Gifford U.S. Discovery Fund

Baillie Gifford U.S. Equity Growth Fund

Index

Page Number
Baillie Gifford China A Shares Growth Fund
01	Industry Diversification Table
02	Portfolio of Investments
04	Financial Statements
07	Financial Highlights
Baillie Gifford China Equities Fund
09	Industry Diversification Table
10	Portfolio of Investments
12	Financial Statements
15	Financial Highlights
Baillie Gifford Developed EAFE All Cap Fund
17	Industry Diversification Table
18	Portfolio of Investments
22	Financial Statements
25	Financial Highlights
Baillie Gifford EAFE Plus All Cap Fund
29	Industry Diversification Table
30	Portfolio of Investments
34	Financial Statements
37	Financial Highlights
Baillie Gifford Emerging Markets Equities Fund
41	Industry Diversification Table
42	Portfolio of Investments
47	Financial Statements
50	Financial Highlights
Baillie Gifford Emerging Markets ex China Fund
56	Industry Diversification Table
57	Portfolio of Investments
61	Financial Statements
64	Financial Highlights
Baillie Gifford Global Alpha Equities Fund
66	Industry Diversification Table
67	Portfolio of Investments
72	Financial Statements
75	Financial Highlights
Baillie Gifford Health Innovation Equities Fund
79	Industry Diversification Table
80	Portfolio of Investments
83	Financial Statements
86	Financial Highlights
Baillie Gifford International Alpha Fund
88	Industry Diversification Table
89	Portfolio of Investments
94	Financial Statements
97	Financial Highlights
Baillie Gifford International Concentrated Growth Equities Fund
103	Industry Diversification Table
104	Portfolio of Investments
107	Financial Statements
110	Financial Highlights
Page Number
Baillie Gifford International Growth Fund
112	Industry Diversification Table
113	Portfolio of Investments
117	Financial Statements
120	Financial Highlights
Baillie Gifford International Smaller Companies Fund
126	Industry Diversification Table
127	Portfolio of Investments
132	Financial Statements
135	Financial Highlights
Baillie Gifford Long Term Global Growth Fund
137	Industry Diversification Table
138	Portfolio of Investments
141	Financial Statements
144	Financial Highlights
Baillie Gifford U.S. Discovery Fund
147	Industry Diversification Table
148	Portfolio of Investments
150	Financial Statements
153	Financial Highlights
Baillie Gifford U.S. Equity Growth Fund
155	Industry Diversification Table
156	Portfolio of Investments
158	Financial Statements
161	Financial Highlights
163	Notes to Financial Statements

This report is intended for shareholders of the funds listed on the front of this report (each, a "Fund", and collectively the "Funds") and may not be used as sales literature unless preceded or accompanied by a current prospectus for each Fund.

The statements and views expressed in this report are as of this report's period end and are subject to change at any time based on a variety of factors. The respective parties disclaim any responsibility to update such views. Actual outcomes may differ significantly from the views expressed.

These views may not be relied on as investment advice or as an indication of trading intent on behalf of any of the Funds.

All investments entail risk, including the possible loss of principal.

Industry Diversification Table

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford China A Shares Growth Fund

	Value	% of Total Net Assets
Auto Manufacturers	$24,060	2.8%
Auto Parts & Equipment	74,314	8.7
Beverages	83,606	9.8
Chemicals	14,719	1.7
Commercial Services	43,009	5.0
Cosmetics/Personal Care	38,225	4.5
Electronics	88,934	10.4
Energy — Alternate Sources	34,630	4.1
Healthcare — Products	28,549	3.4
Healthcare — Services	15,324	1.8
Home Furnishings	131,287	15.4
Insurance	26,115	3.1
Machinery — Diversified	23,717	2.8
Metal Fabricate/Hardware	76,161	8.9
Retail	25,291	3.0
Semiconductors	27,380	3.2
Software	38,007	4.5
Telecommunications	14,808	1.7
Transportation	25,494	3.0
Total Value of Investments	833,630	97.8
Other assets less liabilities	18,738	2.2
Net Assets	$852,368	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

01

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford China A Shares Growth Fund

	Shares	Value
COMMON STOCKS — 97.8%
CHINA — 97.8%
3peak, Inc., Class A *	546	$7,328
Anker Innovations Technology Co., Ltd., Class A	4,290	41,964
BYD Co., Ltd., Class A	700	24,060
Centre Testing International Group Co., Ltd., Class A	3,100	4,283
Centre Testing International Group Co., Ltd., Class A	14,500	20,035
Contemporary Amperex Technology Co., Ltd., Class A	3,000	74,314
Dongguan Yiheda Automation Co., Ltd., Class A	4,280	11,545
Guangdong Kinlong Hardware Products Co., Ltd., Class A	2,900	10,310
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	4,100	15,324
Hangzhou Tigermed Consulting Co., Ltd., Class A	2,800	18,691
Hefei Meiya Optoelectronic Technology, Inc., Class A	5,370	12,172
Iflytek Co., Ltd., Class A	2,300	13,539
Jiangsu Azure Corp., Class A	15,463	16,470
Kweichow Moutai Co., Ltd., Class A	300	60,445
LONGi Green Energy Technology Co., Ltd., Class A *	6,466	12,455
Longshine Technology Group Co., Ltd., Class A	9,100	10,631
Midea Group Co., Ltd., Class A	8,500	75,359
Oppein Home Group, Inc., Class A	1,900	13,964
Ping An Insurance Group Co. of China Ltd., Class A	4,600	26,115
Proya Cosmetics Co., Ltd., Class A	2,508	38,225
Quectel Wireless Solutions Co., Ltd., Class A	2,310	14,808
SF Holding Co., Ltd., Class A	5,200	25,494
SG Micro Corp., Class A	2,410	27,380
Shandong Sinocera Functional Material Co., Ltd., Class A	6,000	14,719
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A *	800	23,161
Shenzhen Inovance Technology Co., Ltd., Class A	7,450	52,538
Shenzhen Megmeet Electrical Co., Ltd., Class A *	8,200	29,069
Sinocare, Inc., Class A	8,200	28,549
Sungrow Power Supply Co., Ltd., Class A	2,601	22,174
Yifeng Pharmacy Chain Co., Ltd., Class A	7,500	25,291
Yonyou Network Technology Co., Ltd., Class A *	10,080	13,837
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	18,820	49,381
		833,630

The accompanying notes are an integral part of the financial statements.
02

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford China A Shares Growth Fund

Value
TOTAL INVESTMENTS — 97.8%
(cost $1,098,780)	$833,630
Other assets less liabilities — 2.2%	18,738
NET ASSETS — 100.0%	$852,368

*  Non-income producing security.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, Baillie Gifford Overseas Limited (the "Manager") retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$—	$833,630	$—	$833,630
Total	$—	$833,630	$—	$833,630

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.
03

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford China A Shares Growth Fund

ASSETS
Investments, at value (cost $1,098,780)	$833,630
Cash	13,010
Foreign cash, at value (cost $23,722)	23,726
Due from Manager	44,436
Total Assets	914,802
LIABILITIES
Advisory fee payable	1,262
Payable for investment purchased	12,178
Administration & Supervisory fee payable	390
Trustee fee payable	17
Commitment fee payable	3
Accrued expenses	48,584
Total Liabilities	62,434
NET ASSETS	$852,368
COMPOSITION OF NET ASSETS
Paid-in capital	$1,243,783
Total accumulated (loss)	(391,415)
$852,368
NET ASSET VALUE, PER SHARE
Class K ($426,184 / 57,748 shares outstanding), unlimited authorized, no par value	$7.38
Institutional Class ($426,184 / 57,749 shares outstanding), unlimited authorized, no par value	$7.38

The accompanying notes are an integral part of the financial statements.
04

Statement of Operations

Semi-Annual Report June 30, 2024

For the Six Months Ended June 30, 2024 (unaudited)
Baillie Gifford China A Shares Growth Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $1,245)	$11,216
Interest	134
Total Investment Income	11,350
EXPENSES
Advisory fee (Note B)	2,537
Administration & Supervisory fee — Class K shares (Note B)	392
Administration & Supervisory fee — Institutional Class shares (Note B)	392
Transfer agency	17,203
Fund accounting	50,401
Professional fees	15,337
Custody	1,941
Legal	76
Trustees' fees	30
Commitment fees	6
Miscellaneous	2,404
Total Expenses	90,719
Fees waived/expenses reimbursed	(86,706)
Total Expenses after Waiver	4,013
Net Investment Income	7,337
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	(128,718)
Foreign currency transactions	39
(128,679)
Net change in unrealized (depreciation) on:
Investments	(63,815)
Translation of net assets and liabilities denominated in foreign currencies	(40)
(63,855)
Net realized and unrealized (loss)	(192,534)
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(185,197)

The accompanying notes are an integral part of the financial statements.
05

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2024

Baillie Gifford China A Shares Growth Fund

	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$7,337	$4,641
Net realized (loss)	(128,679)	(6,952)
Net change in unrealized (depreciation)	(63,855)	(318,022)
Net (Decrease) in Net Assets from Operations	(185,197)	(320,333)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class K	—	(138)
Institutional Class	—	(138)
Total Distributions to Shareholders	—	(276)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Dividends reinvested:
Class K	—	138
Institutional Class	—	138
Increase in Net Assets from Transactions in Shares of Beneficial Interest	—	276
Total (Decrease) in Net Assets	(185,197)	(320,333)
NET ASSETS
Beginning of Period	1,037,565	1,357,898
End of Period	$852,368	$1,037,565

The accompanying notes are an integral part of the financial statements.
06

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford China A Shares Growth Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period December 19, 2019(a) through December 31, 2019
Net asset value, beginning of period	$8.98	$11.76		$17.13	$19.64	$10.29	$10.00
From Investment Operations
Net investment income (loss)(b)	0.06	0.04		0.00 (c)	(0.05)	(0.02)	0.00	(c)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.66)	(2.82)		(5.04)	(0.52)	9.51	0.29
Net increase (decrease) in net asset value from investment operations	(1.60)	(2.78)		(5.04)	(0.57)	9.49	0.29
Dividends and Distributions to Shareholders
From net realized gain on investments	—	(0.00	)(c)	(0.33)	(1.94)	(0.14)	—
Total dividends and distributions	—	(0.00	)(c)	(0.33)	(1.94)	(0.14)	—
Net asset value, end of period	$7.38	$8.98		$11.76	$17.13	$19.64	$10.29
Total Return
Total return based on net asset value(d)	(17.82)%	(23.62)%		(29.39)%	(2.82)%	92.29%	2.90%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$426	$519		$679	$961	$989	$514
Ratio of net expenses to average net assets, before waiver	19.67%*	14.63%		12.20%	9.34%	10.52%	90.51	%*
Ratio of net expenses to average net assets, after waiver	0.87%*	0.87%		0.87%	0.87%	0.87%	0.87	%*
Ratio of net investment income (loss) to average net assets	1.59%*	0.37%		0.03%	(0.25)%	(0.15)%	(0.80	)%*
Portfolio turnover rate(e)	16%	5%		13%	17%	20%	0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)   Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.
07

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford China A Shares Growth Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period December 19, 2019(a) through December 31, 2019
Net asset value, beginning of period	$8.98	$11.76		$17.13	$19.64	$10.29	$10.00
From Investment Operations
Net investment income (loss)(b)	0.06	0.04		0.00 (c)	(0.05)	(0.02)	0.00	(c)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.66)	(2.82)		(5.04)	(0.52)	9.51	0.29
Net increase (decrease) in net asset value from investment operations	(1.60)	(2.78)		(5.04)	(0.57)	9.49	0.29
Dividends and Distributions to Shareholders
From net realized gain on investments	—	(0.00	)(c)	(0.33)	(1.94)	(0.14)	—
Total dividends and distributions	—	(0.00	)(c)	(0.33)	(1.94)	(0.14)	—
Net asset value, end of period	$7.38	$8.98		$11.76	$17.13	$19.64	$10.29
Total Return
Total return based on net asset value(d)	(17.82)%	(23.62)%		(29.39)%	(2.82)%	92.29%	2.90%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$426	$519		$679	$961	$989	$514
Ratio of net expenses to average net assets, before waiver	19.67%*	14.63%		12.20%	9.34%	10.52%	90.51	%*
Ratio of net expenses to average net assets, after waiver	0.87%*	0.87%		0.87%	0.87%	0.87%	0.87	%*
Ratio of net investment income (loss) to average net assets	1.59%*	0.37%		0.03%	(0.25)%	(0.15)%	(0.80	)%*
Portfolio turnover rate(e)	16%	5%		13%	17%	20%	0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.
08

Industry Diversification Table

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford China Equities Fund

	Value	% of Total Net Assets
Apparel	$44,935	2.1%
Auto Manufacturers	82,300	3.8
Auto Parts & Equipment	181,767	8.5
Banks	103,153	4.8
Beverages	118,112	5.5
Biotechnology	40,296	1.9
Chemicals	34,099	1.6
Commercial Services	25,147	1.2
Cosmetics/Personal Care	44,138	2.1
Distribution/Wholesale	27,312	1.3
Electronics	124,002	5.8
Energy — Alternate Sources	18,140	0.8
Gas	29,654	1.4
Healthcare — Products	17,756	0.8
Healthcare — Services	17,193	0.8
Home Furnishings	149,305	7.0
Insurance	58,898	2.7
Internet	597,232	27.8
Machinery — Diversified	28,832	1.3
Metal Fabricate/Hardware	50,118	2.3
Mining	58,996	2.8
Miscellaneous Manufacturing	13,529	0.6
Oil & Gas Services	9,588	0.4
Real Estate	26,038	1.2
Retail	61,042	2.8
Semiconductors	23,596	1.1
Software	106,949	5.0
Total Value of Investments	2,092,127	97.4
Other assets less liabilities	55,006	2.6
Net Assets	$2,147,133	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

09

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford China Equities Fund

	Shares	Value
COMMON STOCKS — 97.4%
CHINA — 97.4%
Alibaba Group Holding Ltd.	11,000	$99,141
Anker Innovations Technology Co., Ltd., Class A	3,610	35,313
BeiGene Ltd. *	3,691	40,296
Brilliance China Automotive Holdings Ltd.	36,000	37,752
BYD Co., Ltd., Class H	1,500	44,548
Centre Testing International Group Co., Ltd., Class A	16,600	22,936
Centre Testing International Group Co., Ltd., Class A	1,600	2,211
China Merchants Bank Co., Ltd., Class H	16,500	74,978
China Oilfield Services Ltd., Class H	10,000	9,588
Contemporary Amperex Technology Co., Ltd., Class A	2,500	61,929
Dongguan Yiheda Automation Co., Ltd., Class A	2,660	7,175
ENN Energy Holdings Ltd.	3,600	29,654
Estun Automation Co., Ltd., Class A	11,100	21,657
Fuyao Glass Industry Group Co., Ltd., Class H	7,600	44,026
Guangdong Kinlong Hardware Products Co., Ltd., Class A	1,400	4,977
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	4,600	17,193
Haier Smart Home Co., Ltd., Class H	11,800	39,328
Hangzhou Robam Appliances Co., Ltd., Class A	5,900	17,924
Huayu Automotive Systems Co., Ltd., Class A	12,100	27,253
Jiangsu Azure Corp., Class A	17,500	18,640
KE Holdings, Inc. ADR	425	6,014
KE Holdings, Inc., Class A	4,167	20,024
Kingdee International Software Group Co., Ltd. *	19,000	17,767
Kingsoft Corp., Ltd.	4,600	13,250
Kuaishou Technology *	4,200	24,653
Kweichow Moutai Co., Ltd., Class A	500	100,741
Li Ning Co., Ltd.	10,000	21,549
LONGi Green Energy Technology Co., Ltd., Class A *	300	578
Luckin Coffee, Inc. ADR *	900	18,990
Medlive Technology Co., Ltd.	11,500	11,001
Meituan, Class B *	8,590	122,101
Midea Group Co., Ltd., Class A	6,400	56,741
Minth Group Ltd. *	8,000	12,386
NetEase, Inc.	3,200	61,107
PDD Holdings, Inc. ADR *	633	84,157
Ping An Bank Co., Ltd., Class A	20,200	28,175
Ping An Insurance Group Co. of China Ltd., Class H	13,000	58,898

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford China Equities Fund

	Shares	Value
Pop Mart International Group Ltd.	5,600	$27,312
Proya Cosmetics Co., Ltd., Class A	2,896	44,138
SG Micro Corp., Class A	2,077	23,596
Shandong Sinocera Functional Material Co., Ltd., Class A	13,900	34,099
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A *	600	17,371
Shenzhen Inovance Technology Co., Ltd., Class A	4,700	33,145
Shenzhen Megmeet Electrical Co., Ltd., Class A *	9,625	34,120
Shenzhou International Group Holdings Ltd.	4,600	44,935
Silergy Corp.	4,000	56,737
Sinocare, Inc., Class A	5,100	17,756
Sungrow Power Supply Co., Ltd., Class A	2,060	17,562
Sunny Optical Technology Group Co., Ltd.	2,200	13,529
Tencent Holdings Ltd.	5,400	256,178
Weichai Power Co., Ltd., Class H	19,000	36,173
Yifeng Pharmacy Chain Co., Ltd., Class A	6,080	20,503
Yonyou Network Technology Co., Ltd., Class A *	10,800	14,825
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	10,100	26,501
Zijin Mining Group Co., Ltd., Class H	28,000	58,996
		2,092,127
TOTAL INVESTMENTS — 97.4%
(cost $2,927,403)		$2,092,127
Other assets less liabilities — 2.6%		55,006
NET ASSETS — 100.0%		$2,147,133

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$109,161	$1,982,966	$—	$2,092,127
Total	$109,161	$1,982,966	$—	$2,092,127

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford China Equities Fund

ASSETS
Investments, at value (cost $2,927,403)	$2,092,127
Cash	43,912
Foreign cash, at value (cost $9,137)	9,137
Due from Manager	51,078
Receivable for investments sold	8,791
Dividends receivable	7,111
Prepaid assets	23,906
Total Assets	2,236,062
LIABILITIES
Advisory fee payable	2,998
Payable for investment purchased	30,723
Administration & Supervisory fee payable	927
Trustee fee payable	35
Commitment fee payable	8
Accrued expenses	54,238
Total Liabilities	88,929
NET ASSETS	$2,147,133
COMPOSITION OF NET ASSETS
Paid-in capital	$3,803,893
Total accumulated (loss)	(1,656,760)
$2,147,133
NET ASSET VALUE, PER SHARE
Class K ($238,075 / 51,062 shares outstanding), unlimited authorized, no par value	$4.66
Institutional Class ($1,909,058 / 410,725 shares outstanding), unlimited authorized, no par value	$4.65

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2024

For the Six Months Ended June 30, 2024 (unaudited)
Baillie Gifford China Equities Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $1,882)	$33,833
Interest	289
Total Investment Income	34,122
EXPENSES
Advisory fee (Note B)	5,658
Administration & Supervisory fee — Class K shares (Note B)	199
Administration & Supervisory fee — Institutional Class shares (Note B)	1,550
Transfer agency	17,313
Sub-transfer agency — Institutional Class shares	783
Fund accounting	51,366
Registration fees	16,969
Professional fees	16,414
Custody	9,542
Legal	162
Trustees' fees	64
Commitment fees	14
Miscellaneous	2,460
Total Expenses	122,494
Fees waived/expenses reimbursed	(112,761)
Total Expenses after Waiver	9,733
Net Investment Income	24,389
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized (loss) from:
Investments	(244,244)
Foreign currency transactions	(230)
(244,474)
Net change in unrealized appreciation on:
Investments	186,748
Translation of net assets and liabilities denominated in foreign currencies	64
186,812
Net realized and unrealized (loss)	(57,662)
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(33,273)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2024

Baillie Gifford China Equities Fund

	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$24,389	$29,177
Net realized (loss)	(244,474)	(145,792)
Net change in unrealized appreciation (depreciation)	186,812	(309,596)
Net (Decrease) in Net Assets from Operations	(33,273)	(426,211)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class K	—	(3,739)
Institutional Class	—	(26,642)
Total Distributions to Shareholders	—	(30,381)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Institutional Class	241,830	703,230
Dividends reinvested:
Class K	—	3,739
Institutional Class	—	26,642
Cost of shares redeemed:
Institutional Class	(107,151)	(311,955)
Increase in Net Assets from Transactions in Shares of Beneficial Interest	134,679	421,656
Total Increase (Decrease) in Net Assets	101,406	(34,936)
NET ASSETS
Beginning of Period	2,045,727	2,080,663
End of Period	$2,147,133	$2,045,727

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford China Equities Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Period July 7, 2021(a) through December 31, 2021
Net asset value, beginning of period	$4.75	$5.89	$8.27	$10.00
From Investment Operations
Net investment income (loss)(b)	0.05	0.08	0.05	(0.02)
Net realized and unrealized loss on investments and foreign currency	(0.14)	(1.15)	(2.40)	(1.71)
Net (decrease) in net asset value from investment operations	(0.09)	(1.07)	(2.35)	(1.73)
Dividends and Distributions to Shareholders
From net investment income	—	(0.07)	(0.03)	—
Total dividends and distributions	—	(0.07)	(0.03)	—
Net asset value, end of period	$4.66	$4.75	$5.89	$8.27
Total Return
Total return based on net asset value(c)	(1.90)%	(18.08)%	(28.40)%	(17.30)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$238	$243	$296	$872
Ratio of net expenses to average net assets, before waiver	11.83%*	11.17%	9.21%	11.32%*
Ratio of net expenses to average net assets, after waiver	0.87%*	0.87%	0.87%	0.87%*
Ratio of net investment income (loss) to average net assets	2.39%*	1.48%	0.73%	(0.56)%*
Portfolio turnover rate(d)	10%	14%	31%	6%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford China Equities Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Period July 7, 2021(a) through December 31, 2021
Net asset value, beginning of period	$4.74	$5.88	$8.27	$10.00
From Investment Operations
Net investment income (loss)(b)	0.05	0.07	0.03	(0.03)
Net realized and unrealized loss on investments and foreign currency	(0.14)	(1.14)	(2.38)	(1.70)
Net (decrease) in net asset value from investment operations	(0.09)	(1.07)	(2.35)	(1.73)
Dividends and Distributions to Shareholders
From net investment income	—	(0.07)	(0.04)	—
Total dividends and distributions	—	(0.07)	(0.04)	—
Net asset value, end of period	$4.65	$4.74	$5.88	$8.27
Total Return
Total return based on net asset value(c)	(1.90)%	(18.03)%	(28.43)%	(17.30)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,909	$1,803	$1,785	$1,801
Ratio of net expenses to average net assets, before waiver	11.92%*	11.25%	9.30%	11.32%*
Ratio of net expenses to average net assets, after waiver	0.96%*	0.95%	0.96%	0.87%*
Ratio of net investment income (loss) to average net assets	2.37%*	1.34%	0.55%	(0.60)%*
Portfolio turnover rate(d)	10%	14%	31%	6%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford Developed EAFE All Cap Fund

	Value	% of Total Net Assets
Airlines	$4,619,757	1.1%
Apparel	12,866,376	3.1
Banks	15,165,856	3.7
Beverages	11,193,661	2.7
Chemicals	12,374,014	3.0
Commercial Services	41,192,566	10.0
Computers	4,056,700	1.0
Cosmetics/Personal Care	21,436,711	5.2
Distribution/Wholesale	11,581,435	2.8
Diversified Financial Services	12,734,270	3.1
Electronics	26,636,580	6.5
Food	12,348,640	3.0
Hand/Machine Tools	7,586,627	1.8
Healthcare — Products	14,055,021	3.4
Healthcare — Services	8,606,498	2.1
Home Furnishings	2,605,050	0.6
Insurance	7,261,003	1.8
Internet	37,452,436	9.1
Investment Companies	19,290,144	4.7
Leisure Time	7,495,377	1.8
Machinery — Construction & Mining	12,154,313	2.9
Machinery — Diversified	33,567,247	8.1
Mining	6,536,237	1.6
Retail	13,075,937	3.2
Semiconductors	32,401,614	7.8
Software	5,438,014	1.3
Toys/Games/Hobbies	8,679,346	2.1
Transportation	4,721,910	1.1
Total Value of Investments	407,133,340	98.6
Other assets less liabilities	5,848,012	1.4
Net Assets	$412,981,352	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford Developed EAFE All Cap Fund

	Shares	Value
COMMON STOCKS — 97.3%
AUSTRALIA — 1.6%
BHP Group Ltd.	228,684	$6,536,237
BELGIUM — 1.7%
Anheuser-Busch InBev SA/NV	122,453	7,109,100
CHINA — 1.4%
Prosus NV *	165,212	5,874,689
DENMARK — 1.2%
DSV A/S	30,762	4,721,910
FRANCE — 6.2%
Air Liquide SA	47,282	8,160,278
LVMH Moet Hennessy Louis Vuitton SE	13,831	10,619,318
Remy Cointreau SA	48,612	4,084,560
SOITEC *	26,000	2,886,688
		25,750,844
GERMANY — 1.3%
Nemetschek SE	55,702	5,438,014
HONG KONG — 4.6%
AIA Group Ltd.	1,073,200	7,261,003
Hong Kong Exchanges & Clearing Ltd.	122,600	3,923,586
Techtronic Industries Co., Ltd.	665,500	7,586,627
		18,771,216
ITALY — 1.1%
Ryanair Holdings PLC ADR	39,675	4,619,757
JAPAN — 20.7%
Cosmos Pharmaceutical Corp.	46,900	3,782,258
Hoshizaki Corp.	81,900	2,605,051
Keyence Corp.	14,000	6,127,495
LY Corp.	1,257,100	3,035,483
Murata Manufacturing Co., Ltd.	307,700	6,371,968
Nippon Paint Holdings Co., Ltd.	644,600	4,213,737

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford Developed EAFE All Cap Fund

	Shares	Value
Olympus Corp.	594,800	$9,601,457
Recruit Holdings Co., Ltd.	139,000	7,479,197
Shimano, Inc.	48,500	7,495,377
Shiseido Co., Ltd.	245,500	6,996,548
SMC Corp.	18,700	8,909,746
Sysmex Corp.	275,900	4,453,564
Tokyo Electron Ltd.	37,600	8,230,656
Unicharm Corp.	193,800	6,227,807
		85,530,344
NETHERLANDS — 10.1%
Adyen NV *	4,889	5,806,547
ASML Holding NV	20,884	21,284,270
EXOR NV	88,296	9,223,134
IMCD NV	38,145	5,258,190
		41,572,141
PORTUGAL — 1.9%
Jeronimo Martins SGPS SA	405,405	7,923,226
SINGAPORE — 3.7%
United Overseas Bank Ltd.	657,489	15,165,856
SWEDEN — 10.9%
Assa Abloy AB, B Shares	232,815	6,593,448
Atlas Copco AB, A Shares	986,885	18,530,006
Avanza Bank Holding AB	201,940	4,892,547
Epiroc AB, B Shares	274,423	5,037,260
Investor AB, B Shares	367,368	10,067,010
		45,120,271
SWITZERLAND — 4.3%
Cie Financiere Richemont SA	59,467	9,293,679
Lonza Group AG	15,809	8,606,498
		17,900,177
UNITED KINGDOM — 20.7%
Ashtead Group PLC	92,756	6,184,386
Auto Trader Group PLC	1,355,634	13,644,690
Bunzl PLC	166,427	6,323,245

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford Developed EAFE All Cap Fund

	Shares	Value
Burberry Group PLC	202,345	$2,247,057
Games Workshop Group PLC	64,440	8,679,346
Greggs PLC	126,293	4,425,415
Hargreaves Lansdown PLC	274,871	3,918,136
Intertek Group PLC	77,918	4,710,154
Rightmove PLC	1,114,292	7,521,542
Softcat PLC	176,613	4,056,700
Trainline PLC *	901,757	3,583,880
Unilever PLC	149,622	8,212,356
Weir Group PLC (The)	284,573	7,117,053
Wise PLC, Class A *	532,874	4,570,272
		85,194,232
UNITED STATES — 5.9%
Experian PLC	267,819	12,442,010
Mettler-Toledo International, Inc. *	5,938	8,298,889
Spotify Technology SA *	12,085	3,792,152
		24,533,051
Total Common Stocks
(cost $306,436,018)		401,761,065
PREFERRED STOCKS — 1.3%
GERMANY — 1.3%
Sartorius AG 0.33%	22,950	5,372,275
Total Preferred Stocks
(cost $2,582,873)		5,372,275
TOTAL INVESTMENTS — 98.6%
(cost $309,018,891)		$407,133,340
Other assets less liabilities — 1.4%		5,848,012
NET ASSETS — 100.0%		$412,981,352

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford Developed EAFE All Cap Fund

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$28,502,351	$373,258,714	$—	$401,761,065
Preferred Stocks **	—	5,372,275	—	5,372,275
Total	$28,502,351	$378,630,989	$—	$407,133,340

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford Developed EAFE All Cap Fund

ASSETS
Investments, at value (cost $309,018,891)	$407,133,340
Cash	911
Foreign cash, at value (cost $4,265,590)	4,264,183
Receivable for investments sold	1,635,667
Tax reclaims receivable	779,853
Dividends receivable	569,865
Capital shares sold receivable	12,953
Prepaid assets	14,266
Total Assets	414,411,038
LIABILITIES
Advisory fee payable	425,594
Payable for investment purchased	617,130
Administration & Supervisory fee payable	105,690
Shareholder Servicing fee payable	85,517
Capital shares purchased payable	53,936
Trustee fee payable	8,413
Commitment fee payable	1,848
Accrued expenses	131,558
Total Liabilities	1,429,686
NET ASSETS	$412,981,352
COMPOSITION OF NET ASSETS
Paid-in capital	$352,502,322
Total distributable earnings	60,479,030
$412,981,352
NET ASSET VALUE, PER SHARE
Class 2 ($117,517,257 / 9,156,015 shares outstanding), unlimited authorized, no par value	$12.83
Class 3 ($88,153,653 / 6,791,186 shares outstanding), unlimited authorized, no par value	$12.98
Class K ($141,074,937 / 11,012,174 shares outstanding), unlimited authorized, no par value	$12.81
Institutional Class ($66,235,505 / 5,185,829 shares outstanding), unlimited authorized, no par value	$12.77

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2024

For the Six Months Ended June 30, 2024 (unaudited)
Baillie Gifford Developed EAFE All Cap Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $377,616)	$4,627,619
Interest	76,179
Total Investment Income	4,703,798
EXPENSES
Advisory fee (Note B)	876,339
Shareholder Servicing fees — Class 2 shares (Note B)	126,898
Shareholder Servicing fees — Class 3 shares (Note B)	43,882
Administration & Supervisory fee — Class K shares (Note B)	165,159
Administration & Supervisory fee — Institutional Class shares (Note B)	58,994
Transfer agency	40,412
Sub-transfer agency — Institutional Class shares	39,197
Fund accounting	58,323
Professional fees	42,780
Legal	40,643
Custody	30,697
Registration fees	21,608
Trustees' fees	16,359
Line of credit interest	9,065
Commitment fees	3,647
Miscellaneous	29,044
Total Expenses	1,603,047
Net Investment Income	3,100,751
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain from:
Investments	25,803,381
Foreign currency transactions	88,222
25,891,603
Net change in unrealized (depreciation) on:
Investments	(21,589,558)
Translation of net assets and liabilities denominated in foreign currencies	(39,049)
(21,628,607)
Net realized and unrealized gain	4,262,996
NET INCREASE IN NET ASSETS FROM OPERATIONS	$7,363,747

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2024

Baillie Gifford Developed EAFE All Cap Fund

	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,100,751	$4,980,951
Net realized gain (loss)	25,891,603	(45,212,737)
Net change in unrealized appreciation (depreciation)	(21,628,607)	89,188,942
Net Increase in Net Assets from Operations	7,363,747	48,957,156
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—	(1,054,047)
Class 3	—	(647,037)
Class K	—	(1,474,507)
Institutional Class	—	(404,353)
Total Distributions to Shareholders	—	(3,579,944)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	3,000	6,000
Class K	2,302,275	22,520,988
Institutional Class	2,758,397	7,478,597
Dividends reinvested:
Class 2	—	1,054,047
Class 3	—	647,036
Class K	—	1,473,425
Institutional Class	—	403,002
Cost of shares redeemed:
Class 2	(34,592,927)	—
Class K	(89,851,897)	(31,442,173)
Institutional Class	(10,208,574)	(77,026,308)
(Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(129,589,726)	(74,885,386)
Total (Decrease) in Net Assets	(122,225,979)	(29,508,174)
NET ASSETS
Beginning of Period	535,207,331	564,715,505
End of Period	$412,981,352	$535,207,331

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford Developed EAFE All Cap Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$12.72		$11.63	$17.34	$16.64	$13.13	$10.04
From Investment Operations
Net investment income(a)	0.08		0.11	0.12	0.07	0.07	0.13
Net realized and unrealized gain (loss) on investments and foreign currency	0.03		1.07	(5.72)	1.16	3.61	3.11
Net increase (decrease) in net asset value from investment operations	0.11		1.18	(5.60)	1.23	3.68	3.24
Dividends and Distributions to Shareholders
From net investment income	—		(0.09)	—	(0.20)	(0.17)	(0.15)
From net realized gain on investments	—		—	(0.11)	(0.33)	—	—
Total dividends and distributions	—		(0.09)	(0.11)	(0.53)	(0.17)	(0.15)
Net asset value, end of period	$12.83		$12.72	$11.63	$17.34	$16.64	$13.13
Total Return
Total return based on net asset value(b)	0.90%		10.19%	(32.32)%	7.44%	27.95%	32.33%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$117,517		$150,267	$136,363	$103,630	$221,181	$229,861
Ratio of net expenses to average net assets	0.64	%*	0.63%	0.64%	0.61%	0.64%	0.66%
Ratio of net investment income to average net assets	1.27	%*	0.86%	1.03%	0.37%	0.50%	1.08%
Portfolio turnover rate(c)	9%		15%	25%	14%	12%	19%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.
The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford Developed EAFE All Cap Fund
Selected data for a Class 3 share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$12.86		$11.75	$17.52	$16.80	$13.26	$10.13
From Investment Operations
Net investment income(a)	0.09		0.12	0.12	0.08	0.07	0.14
Net realized and unrealized gain (loss) on investments and foreign currency	0.03		1.09	(5.78)	1.19	3.65	3.15
Net increase (decrease) in net asset value from investment operations	0.12		1.21	(5.66)	1.27	3.72	3.29
Dividends and Distributions to Shareholders
From net investment income	—		(0.10)	—	(0.22)	(0.18)	(0.16)
From net realized gain on investments	—		—	(0.11)	(0.33)	—	—
Total dividends and distributions	—		(0.10)	(0.11)	(0.55)	(0.18)	(0.16)
Net asset value, end of period	$12.98		$12.86	$11.75	$17.52	$16.80	$13.26
Total Return
Total return based on net asset value(b)	0.94%		10.27%	(32.27)%	7.51%	28.04%	32.42%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$88,154		$87,334	$79,201	$108,808	$108,722	$84,911
Ratio of net expenses to average net assets	0.57	%*	0.56%	0.57%	0.54%	0.57%	0.59%
Ratio of net investment income to average net assets	1.35	%*	0.93%	0.97%	0.46%	0.55%	1.16%
Portfolio turnover rate(c)	9%		15%	25%	14%	12%	19%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford Developed EAFE All Cap Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$12.70		$11.60	$17.31	$16.61	$13.11	$10.03
From Investment Operations
Net investment income(a)	0.08		0.11	0.11	0.07	0.06	0.12
Net realized and unrealized gain (loss) on investments and foreign currency	0.03		1.07	(5.71)	1.17	3.61	3.11
Net increase (decrease) in net asset value from investment operations	0.11		1.18	(5.60)	1.24	3.67	3.23
Dividends and Distributions to Shareholders
From net investment income	—		(0.08)	—	(0.21)	(0.17)	(0.15)
From net realized gain on investments	—		—	(0.11)	(0.33)	—	—
Total dividends and distributions	—		(0.08)	(0.11)	(0.54)	(0.17)	(0.15)
Net asset value, end of period	$12.81		$12.70	$11.60	$17.31	$16.61	$13.11
Total Return
Total return based on net asset value(b)	0.87%		10.21%	(32.33)%	7.47%	27.98%	32.24%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$141,075		$224,553	$214,016	$345,052	$246,283	$247,155
Ratio of net expenses to average net assets	0.64	%*	0.63%	0.64%	0.61%	0.64%	0.66%
Ratio of net investment income to average net assets	1.20	%*	0.87%	0.91%	0.38%	0.49%	1.04%
Portfolio turnover rate(c)	9%		15%	25%	14%	12%	19%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford Developed EAFE All Cap Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$12.67		$11.57	$17.27	$16.59	$13.10	$10.02
From Investment Operations
Net investment income(a)	0.07		0.10	0.09	0.05	0.06	0.11
Net realized and unrealized gain (loss) on investments and foreign currency	0.03		1.07	(5.68)	1.17	3.58	3.13
Net increase (decrease) in net asset value from investment operations	0.10		1.17	(5.59)	1.22	3.64	3.24
Dividends and Distributions to Shareholders
From net investment income	—		(0.07)	—	(0.21)	(0.15)	(0.16)
From net realized gain on investments	—		—	(0.11)	(0.33)	—	—
Total dividends and distributions	—		(0.07)	(0.11)	(0.54)	(0.15)	(0.16)
Net asset value, end of period	$12.77		$12.67	$11.57	$17.27	$16.59	$13.10
Total Return
Total return based on net asset value(b)	0.79%		10.11%	(32.34)%	7.36%	27.77%	32.28%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$66,236		$73,054	$135,136	$43,030	$12,143	$9,179
Ratio of net expenses to average net assets	0.75	%*	0.73%	0.71%	0.67%	0.76%	0.73%
Ratio of net investment income to average net assets	1.14	%*	0.79%	0.80%	0.29%	0.43%	0.89%
Portfolio turnover rate(c)	9%		15%	25%	14%	12%	19%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford EAFE Plus All Cap Fund

	Value	% of Total Net Assets
Airlines	$3,001,008	0.9%
Apparel	7,049,279	2.0
Auto Parts & Equipment	1,580,519	0.5
Banks	12,258,537	3.6
Beverages	10,833,637	3.1
Chemicals	8,248,968	2.4
Commercial Services	30,731,120	8.9
Computers	2,802,891	0.8
Cosmetics/Personal Care	16,257,268	4.7
Distribution/Wholesale	9,049,346	2.6
Diversified Financial Services	8,620,756	2.5
Electronics	20,380,782	5.9
Food	9,744,207	2.8
Hand/Machine Tools	5,420,648	1.6
Healthcare — Products	9,772,477	2.8
Healthcare — Services	6,993,426	2.0
Home Furnishings	1,711,090	0.5
Insurance	8,604,475	2.5
Internet	40,450,813	11.7
Investment Companies	16,399,090	4.7
Leisure Time	4,249,956	1.2
Machinery — Construction & Mining	9,942,711	2.9
Machinery — Diversified	25,265,067	7.3
Mining	4,634,908	1.3
Oil & Gas	1,939,596	0.6
Retail	12,766,171	3.7
Semiconductors	38,303,038	11.1
Software	4,521,590	1.3
Toys/Games/Hobbies	5,886,574	1.7
Transportation	3,065,358	0.9
Total Value of Investments	340,485,306	98.5
Other assets less liabilities	5,039,539	1.5
Net Assets	$345,524,845	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
COMMON STOCKS — 97.3%
AUSTRALIA — 1.3%
BHP Group Ltd.	162,162	$4,634,908
BELGIUM — 1.5%
Anheuser-Busch InBev SA/NV	89,974	5,223,508
BRAZIL — 3.7%
B3 SA — Brasil Bolsa Balcao	1,178,800	2,157,229
MercadoLibre, Inc. *	4,930	8,101,962
Raia Drogasil SA	559,336	2,575,501
		12,834,692
CHINA — 4.2%
Alibaba Group Holding Ltd.	249,988	2,253,102
Contemporary Amperex Technology Co., Ltd., Class A	63,804	1,580,519
Midea Group Co., Ltd., Class A	193,000	1,711,090
Ping An Insurance Group Co. of China Ltd., Class H	506,500	2,294,737
Prosus NV *	184,000	6,542,762
		14,382,210
DENMARK — 0.9%
DSV A/S	19,970	3,065,358
FRANCE — 4.6%
Air Liquide SA	28,710	4,954,984
LVMH Moet Hennessy Louis Vuitton SE	7,271	5,582,609
Remy Cointreau SA	34,266	2,879,156
SOITEC *	22,632	2,512,751
		15,929,500
GERMANY — 1.3%
Nemetschek SE	46,315	4,521,590
HONG KONG — 4.3%
AIA Group Ltd.	932,600	6,309,738
Hong Kong Exchanges & Clearing Ltd.	94,900	3,037,099
Techtronic Industries Co., Ltd.	475,500	5,420,648
		14,767,485

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
INDIA — 1.2%
HDFC Bank Ltd.	101,286	$2,045,391
Reliance Industries Ltd.	51,741	1,939,595
		3,984,986
ITALY — 0.9%
Ryanair Holdings PLC ADR	25,773	3,001,008
JAPAN — 17.3%
Cosmos Pharmaceutical Corp.	36,300	2,927,419
Keyence Corp.	11,200	4,901,996
LY Corp.	769,100	1,857,123
Murata Manufacturing Co., Ltd.	247,700	5,129,465
Nippon Paint Holdings Co., Ltd.	503,900	3,293,984
Olympus Corp.	371,700	6,000,104
Recruit Holdings Co., Ltd.	99,700	5,364,575
Shimano, Inc.	27,500	4,249,956
Shiseido Co., Ltd.	180,000	5,129,852
SMC Corp.	14,300	6,813,335
Sysmex Corp.	233,700	3,772,374
Tokyo Electron Ltd.	25,200	5,516,291
Unicharm Corp.	155,200	4,987,388
		59,943,862
MEXICO — 0.8%
Fomento Economico Mexicano SAB de CV ADR	25,369	2,730,973
NETHERLANDS — 8.6%
Adyen NV *	3,998	4,748,328
ASML Holding NV	14,307	14,581,213
EXOR NV	60,592	6,329,257
IMCD NV	29,511	4,068,015
		29,726,813
PORTUGAL — 1.8%
Jeronimo Martins SGPS SA	319,937	6,252,841
SINGAPORE — 3.0%
United Overseas Bank Ltd.	442,773	10,213,147

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
SWEDEN — 9.7%
Assa Abloy AB, B Shares	185,674	$5,258,389
Atlas Copco AB, A Shares	721,642	13,549,735
Epiroc AB, B Shares	246,113	4,517,607
Investor AB, B Shares	367,471	10,069,832
		33,395,563
SWITZERLAND — 4.1%
Cie Financiere Richemont SA	46,475	7,263,251
Lonza Group AG	12,846	6,993,426
		14,256,677
TAIWAN — 4.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	90,287	15,692,783
UNITED KINGDOM — 18.5%
Ashtead Group PLC	72,990	4,866,514
Auto Trader Group PLC	1,000,177	10,066,954
Bunzl PLC	131,108	4,981,331
Burberry Group PLC	132,072	1,466,670
Games Workshop Group PLC	43,705	5,886,574
Greggs PLC	99,637	3,491,365
Hargreaves Lansdown PLC	240,376	3,426,428
Intertek Group PLC	68,666	4,150,869
Rightmove PLC	806,279	5,442,435
Softcat PLC	122,027	2,802,891
Trainline PLC *	800,227	3,180,367
Unilever PLC	111,866	6,140,029
Weir Group PLC (The)	216,921	5,425,105
Wise PLC, Class A *	331,870	2,846,331
		64,173,863
UNITED STATES — 5.1%
Experian PLC	188,444	8,754,503
Mettler-Toledo International, Inc. *	4,153	5,804,192
Spotify Technology SA *	9,580	3,006,108
		17,564,803
Total Common Stocks
(cost $249,859,720)		336,296,570

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
PREFERRED STOCKS — 1.2%
GERMANY — 1.2%
Sartorius AG 0.33%	17,894	$4,188,736
Total Preferred Stocks
(cost $1,940,160)		4,188,736
TOTAL INVESTMENTS — 98.5%
(cost $251,799,880)		$340,485,306
Other assets less liabilities — 1.5%		5,039,539
NET ASSETS — 100.0%		$345,524,845

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$52,668,907	$283,627,663	$—	$336,296,570
Preferred Stocks **	—	4,188,736	—	4,188,736
Total	$52,668,907	$287,816,399	$—	$340,485,306

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford EAFE Plus All Cap Fund

ASSETS
Investments, at value (cost $251,799,880)	$340,485,306
Cash	4,879,721
Foreign cash, at value (cost $93,447)	93,276
Dividends receivable	608,281
Tax reclaims receivable	563,154
Prepaid assets	14,285
Total Assets	346,644,023
LIABILITIES
Advisory fee payable	325,454
Payable for investment purchased	470,219
Shareholder Servicing fee payable	97,995
Deferred India capital gains tax liability (Note A)	70,925
Administration & Supervisory fee payable	37,072
Trustee fee payable	6,782
Commitment fee payable	1,488
Accrued expenses	109,243
Total Liabilities	1,119,178
NET ASSETS	$345,524,845
COMPOSITION OF NET ASSETS
Paid-in capital	$270,956,244
Total distributable earnings	74,568,601
$345,524,845
NET ASSET VALUE, PER SHARE
Class 2 ($128,154,095 / 8,496,794 shares outstanding), unlimited authorized, no par value	$15.08
Class 3 ($131,753,560 / 8,736,460 shares outstanding), unlimited authorized, no par value	$15.08
Class K ($80,633,892 / 5,366,800 shares outstanding), unlimited authorized, no par value	$15.02
Institutional Class ($4,983,298 / 333,423 shares outstanding), unlimited authorized, no par value	$14.95

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2024

For the Six Months Ended June 30, 2024 (unaudited)
Baillie Gifford EAFE Plus All Cap Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $326,775)	$3,337,827
Interest	60,336
Total Investment Income	3,398,163
EXPENSES
Advisory fee (Note B)	702,344
Shareholder Servicing fees — Class 2 shares (Note B)	148,345
Shareholder Servicing fees — Class 3 shares (Note B)	65,018
Administration & Supervisory fee — Class K shares (Note B)	78,048
Administration & Supervisory fee — Institutional Class shares (Note B)	4,216
Transfer agency	39,693
Sub-transfer agency — Institutional Class shares	2,602
Fund accounting	54,179
Professional fees	37,317
Legal	33,482
Custody	28,541
Line of credit interest	17,575
Registration fees	17,532
Trustees' fees	13,571
Commitment fees	3,027
Miscellaneous	11,918
Total Expenses	1,257,408
Net Investment Income	2,140,755
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain from:
Investments (net of India capital gains tax expense of $45,960)	16,152,711
Foreign currency transactions	45,232
16,197,943
Net change in unrealized (depreciation) on:
Investments (net of change in deferred India capital gains tax liability of ($45,977)) (Note A)	(8,353,164)
Translation of net assets and liabilities denominated in foreign currencies	(33,589)
(8,386,753)
Net realized and unrealized gain	7,811,190
NET INCREASE IN NET ASSETS FROM OPERATIONS	$9,951,945

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2024

Baillie Gifford EAFE Plus All Cap Fund

	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,140,755	$3,814,362
Net realized gain (loss)	16,197,943	(26,530,400)
Net change in unrealized appreciation (depreciation)	(8,386,753)	65,181,821
Net Increase in Net Assets from Operations	9,951,945	42,465,783
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	3,980,410	4,506,000
Class K	567,165	484,317
Institutional Class	29,384	1,756,326
Cost of shares redeemed:
Class 2	(79,969,490)	—
Class 3	—	(6,176,550)
Class K	(41,239,327)	(17,201,568)
Institutional Class	(103,705)	(15,427,673)
(Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(116,735,563)	(32,059,148)
Total Increase (Decrease) in Net Assets	(106,783,618)	10,406,635
NET ASSETS
Beginning of Period	452,308,463	441,901,828
End of Period	$345,524,845	$452,308,463

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford EAFE Plus All Cap Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$14.72		$13.37	$19.93	$21.15	$16.71	$13.15
From Investment Operations
Net investment income(a)	0.08		0.11	0.11	0.07	0.07	0.27
Net realized and unrealized gain (loss) on investments and foreign currency	0.28		1.24	(6.32)	0.63	4.73	3.91
Net increase (decrease) in net asset value from investment operations	0.36		1.35	(6.21)	0.70	4.80	4.18
Dividends and Distributions to Shareholders
From net investment income	—		—	(0.01)	(0.28)	(0.14)	(0.33)
From net realized gain on investments	—		—	(0.34)	(1.64)	(0.22)	(0.29)
Total dividends and distributions	—		—	(0.35)	(1.92)	(0.36)	(0.62)
Net asset value, end of period	$15.08		$14.72	$13.37	$19.93	$21.15	$16.71
Total Return
Total return based on net asset value(b)	2.44%		10.09%	(31.17)%	3.31%	28.77%	31.73%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$128,154		$199,195	$176,604	$179,913	$343,888	$309,335
Ratio of net expenses to average net assets	0.65	%*	0.63%	0.64%	0.61%	0.62%	0.65%
Ratio of net investment income to average net assets	1.01	%*	0.80%	0.80%	0.32%	0.42%	1.76%
Portfolio turnover rate(c)	10%		16%	17%	10%	20%	11%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford EAFE Plus All Cap Fund
Selected data for a Class 3 share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Period August 3, 2020(a) through December 31, 2020	For the Year Ended December 31, 2017
Net asset value, beginning of period	$14.72		$13.36	$19.90	$21.14	$17.57	$12.58
From Investment Operations
Net investment income(b)	0.09		0.12	0.10	0.08	0.03	0.16
Net realized and unrealized gain (loss) on investments and foreign currency	0.27		1.24	(6.29)	0.63	3.93	3.79
Net increase (decrease) in net asset value from investment operations	0.36		1.36	(6.19)	0.71	3.96	3.95
Dividends and Distributions to Shareholders
From net investment income	—		—	(0.01)	(0.31)	(0.17)	(0.27)
From net realized gain on investments	—		—	(0.34)	(1.64)	(0.22)	—
Total dividends and distributions	—		—	(0.35)	(1.95)	(0.39)	(0.27)
Proceeds from Purchase Fees and Redemption Fees(b)	—		—	—	—	—	0.00 (c)
Net asset value, end of period	$15.08		$14.72	$13.36	$19.90	$21.14	$16.26
Total Return
Total return based on net asset value(d)	2.48%		10.17%	(31.12)%	3.38%	22.49%	31.37%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$131,754		$128,570	$122,784	$211,865	$146,565	$26,932
Ratio of net expenses to average net assets	0.58	%*	0.56%	0.57%	0.54%	0.54%*	0.60%
Ratio of net investment income to average net assets	1.19	%*	0.87%	0.69%	0.36%	0.35%*	1.06%
Portfolio turnover rate(e)	10%		16%	17%	10%	20%	12%

*  Annualized

(a)  Recommencement of investment operations. Class had no shareholders from April 9, 2018 to August 2, 2020. All shares of this class were redeemed at $16.18 on April 9, 2018. New shares were issued at $17.57 on August 3, 2020.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford EAFE Plus All Cap Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$14.67		$13.32	$19.86	$21.09	$16.66	$13.12
From Investment Operations
Net investment income(a)	0.07		0.11	0.10	0.07	0.07	0.26
Net realized and unrealized gain (loss) on investments and foreign currency	0.28		1.24	(6.29)	0.63	4.73	3.91
Net increase (decrease) in net asset value from investment operations	0.35		1.35	(6.19)	0.70	4.80	4.17
Dividends and Distributions to Shareholders
From net investment income	—		—	(0.01)	(0.29)	(0.15)	(0.34)
From net realized gain on investments	—		—	(0.34)	(1.64)	(0.22)	(0.29)
Total dividends and distributions	—		—	(0.35)	(1.93)	(0.37)	(0.63)
Net asset value, end of period	$15.02		$14.67	$13.32	$19.86	$21.09	$16.66
Total Return
Total return based on net asset value(b)	2.39%		10.14%	(31.19)%	3.33%	28.78%	31.72%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$80,634		$119,604	$124,889	$166,910	$202,514	$114,922
Ratio of net expenses to average net assets	0.65	%*	0.63%	0.64%	0.61%	0.62%	0.65%
Ratio of net investment income to average net assets	1.00	%*	0.80%	0.70%	0.31%	0.40%	1.73%
Portfolio turnover rate(c)	10%		16%	17%	10%	20%	11%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford EAFE Plus All Cap Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$14.60		$13.28	$19.81	$21.05	$16.63	$13.10
From Investment Operations
Net investment income(a)	0.07		0.11	0.10	0.05	0.05	0.26
Net realized and unrealized gain (loss) on investments and foreign currency	0.28		1.21	(6.28)	0.62	4.72	3.88
Net increase (decrease) in net asset value from investment operations	0.35		1.32	(6.18)	0.67	4.77	4.14
Dividends and Distributions to Shareholders
From net investment income	—		—	(0.01)	(0.27)	(0.13)	(0.32)
From net realized gain on investments	—		—	(0.34)	(1.64)	(0.22)	(0.29)
Total dividends and distributions	—		—	(0.35)	(1.91)	(0.35)	(0.61)
Net asset value, end of period	$14.95		$14.60	$13.28	$19.81	$21.05	$16.63
Total Return
Total return based on net asset value(b)	2.40%		9.94%	(31.22)%	3.20%	28.68%	31.60%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$4,983		$4,940	$17,625	$42,442	$39,894	$23,378
Ratio of net expenses to average net assets	0.75	%*	0.72%	0.73%	0.72%	0.72%	0.75%
Ratio of net investment income to average net assets	1.01	%*	0.74%	0.65%	0.21%	0.30%	1.72%
Portfolio turnover rate(c)	10%		16%	17%	10%	20%	11%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford Emerging Markets Equities Fund

	Value	% of Total Net Assets
Airlines	$42,858,697	0.8%
Apparel	49,958,459	1.0
Auto Manufacturers	166,255,074	3.2
Banks	507,979,629	9.7
Beverages	133,906,826	2.6
Biotechnology	24,829,372	0.5
Building Materials	80,717,090	1.5
Computers	112,072,272	2.1
Diversified Financial Services	181,870,836	3.5
Electronics	58,538,674	1.1
Gas	26,980,955	0.5
Home Furnishings	165,969,529	3.2
Insurance	101,114,615	1.9
Internet	934,693,270	17.9
Mining	218,075,971	4.2
Miscellaneous Manufacturing	49,669,360	1.0
Oil & Gas	500,708,751	9.6
Real Estate	34,480,318	0.7
Retail	173,313,494	3.3
Semiconductors	1,341,025,437	25.7
Software	152,416,470	2.9
Telecommunications	74,664,371	1.4
Transportation	41,661,533	0.8
Total Value of Investments	5,173,761,003	99.1
Other assets less liabilities	46,171,414	0.9
Net Assets	$5,219,932,417	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
COMMON STOCKS — 96.4%
BRAZIL — 10.3%
B3 SA — Brasil Bolsa Balcao	26,143,300	$47,842,786
Banco Bradesco SA ADR	13,031,421	29,190,383
MercadoLibre, Inc. *	118,730	195,120,882
Natura & Co. Holding SA	14,131,900	39,310,754
NU Holdings Ltd., Class A *	4,737,591	61,067,548
Petroleo Brasileiro SA ADR	11,261,639	163,181,149
		535,713,502
CANADA — 0.3%
Valeura Energy, Inc. *	5,216,468	16,396,193
CHILE — 0.7%
Lundin Mining Corp.	3,307,174	36,817,558
CHINA — 22.2%
Alibaba Group Holding Ltd.	13,404,020	120,808,282
Anker Innovations Technology Co., Ltd., Class A	4,915,300	48,080,781
Baidu, Inc., Class A *	4,156,350	44,996,852
BeiGene Ltd. *	1,580,495	17,254,753
Brilliance China Automotive Holdings Ltd.	45,700,000	47,923,590
China Merchants Bank Co., Ltd., Class H	13,383,500	60,816,548
Haier Smart Home Co., Ltd., Class H	14,637,880	48,785,800
JD.com, Inc., Class A	2,821,685	36,645,979
KE Holdings, Inc. ADR	359,307	5,084,194
KE Holdings, Inc., Class A	6,117,224	29,396,124
Kuaishou Technology *	4,056,200	23,809,302
Kweichow Moutai Co., Ltd., Class A	344,600	69,430,720
Li Ning Co., Ltd.	9,095,000	19,599,163
Luckin Coffee, Inc. ADR *	2,004,325	42,291,258
Lufax Holding Ltd. ADR	1,585,838	3,758,436
Midea Group Co., Ltd., Class A	7,794,370	69,102,948
Ping An Bank Co., Ltd., Class A	18,649,009	26,011,313
Ping An Insurance Group Co. of China Ltd., Class H	12,643,500	57,282,351
Shenzhou International Group Holdings Ltd.	5,114,300	49,958,459
Silergy Corp.	4,127,000	58,538,674
Tencent Holdings Ltd.	3,970,100	188,342,846
Tencent Music Entertainment Group ADR	3,345,548	47,004,949

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
Zai Lab Ltd. *	4,446,930	$7,574,618
Zijin Mining Group Co., Ltd., Class H	16,772,000	35,338,743
		1,157,836,683
INDIA — 14.3%
Axis Bank Ltd.	5,977,195	90,583,308
Delhivery Ltd. *	8,687,186	41,661,533
HDFC Life Insurance Co., Ltd.	6,148,671	43,832,264
Jio Financial Services Ltd. *	19,385,292	83,034,429
PB Fintech Ltd. *	1,782,814	29,866,817
Reliance Industries Ltd.	5,810,893	217,830,789
Tata Consultancy Services Ltd.	2,002,486	93,542,660
Tech Mahindra Ltd.	4,050,580	69,256,009
UltraTech Cement Ltd.	401,481	56,093,609
WNS Holdings Ltd. *	352,945	18,529,613
		744,231,031
INDONESIA — 1.4%
Bank Rakyat Indonesia Persero Tbk PT	257,364,863	72,164,215
KAZAKHSTAN — 1.0%
Kaspi.KZ JSC ADR	413,097	53,293,644
MEXICO — 3.8%
Cemex SAB de CV, Participating Certificate, ADR	3,853,440	24,623,482
Fomento Economico Mexicano SAB de CV ADR	598,942	64,476,106
Grupo Financiero Banorte SAB de CV, Class O	8,993,059	69,988,070
Wal-Mart de Mexico SAB de CV	12,289,414	41,976,796
		201,064,454
PANAMA — 0.8%
Copa Holdings SA, Class A	450,291	42,858,697
PERU — 0.8%
Credicorp Ltd.	263,874	42,570,792
POLAND — 1.7%
Allegro.eu SA *	6,112,747	57,129,202
KGHM Polska Miedz SA	781,514	28,995,699
		86,124,901

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
RUSSIA — 0.0% (a)
MMC Norilsk Nickel PJSC *(b)	54,812,700	$0
MMC Norilsk Nickel PJSC ADR *(b)	2	0
Moscow Exchange MICEX-RTS PJSC *(b)	14,557,370	0
Sberbank of Russia PJSC *(b)	31,444,360	0
		0
SAUDI ARABIA — 0.9%
Saudi Tadawul Group Holding Co.	710,509	47,235,185
SINGAPORE — 1.1%
Sea Ltd. ADR *	790,069	56,426,728
SOUTH AFRICA — 2.8%
FirstRand Ltd.	7,732,346	32,794,552
Impala Platinum Holdings Ltd.	5,360,525	26,622,675
Naspers Ltd., N Shares	455,997	89,406,616
		148,823,843
SOUTH KOREA — 12.7%
Coupang, Inc. *	2,912,164	61,009,836
Hyundai Motor Co.	554,875	118,331,483
NAVER Corp.	116,275	13,991,797
Samsung Electronics Co., Ltd.	4,134,203	243,313,628
SK Hynix, Inc.	1,317,964	223,669,852
		660,316,596
TAIWAN — 16.9%
Accton Technology Corp.	4,387,000	74,664,371
MediaTek, Inc.	2,498,000	107,584,874
Taiwan Semiconductor Manufacturing Co., Ltd.	23,574,310	698,450,812
		880,700,057
THAILAND — 2.4%
Fabrinet *	202,906	49,669,360
PTT Exploration & Production PCL	13,159,200	54,381,877
SCB X PCL	8,120,800	22,792,899
		126,844,136

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
VIETNAM — 0.6%
Mobile World Investment Corp.	12,321,000	$30,135,524
ZAMBIA — 1.7%
First Quantum Minerals Ltd.	6,874,607	90,301,296
Total Common Stocks
(cost $4,123,457,129)		5,029,855,035
PREFERRED STOCKS — 2.7%
BRAZIL — 1.4%
Petroleo Brasileiro SA ADR 12.02%	3,586,418	48,918,742
Raizen SA 6.75%	50,954,810	26,980,955
		75,899,697
SOUTH KOREA — 1.3%
Samsung Electronics Co., Ltd. 1.70%	1,481,077	68,006,271
Total Preferred Stocks
(cost $128,592,497)		143,905,968
TOTAL INVESTMENTS — 99.1%
(cost $4,252,049,626)		$5,173,761,003
Other assets less liabilities — 0.9%		46,171,414
NET ASSETS — 100.0%		$5,219,932,417

(a)  Amount rounds to less than 0.1%.

(b)  Investment was valued using significant unobservable inputs.

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$1,414,990,025	$3,614,865,010	$0	$5,029,855,035
Preferred Stocks **	75,899,697	68,006,271	—	143,905,968
Total	$1,490,889,722	$3,682,871,281	$0	$5,173,761,003

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford Emerging Markets Equities Fund

There were no transfers into or out of Level 3 during the period ended June 30, 2024.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in 2022 in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. These market conditions have not changed during the period ended June 30, 2024 and as a result, management continue to value all the Russian securities listed in the Portfolio of Investments at $0 and include them within Level 3.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford Emerging Markets Equities Fund

ASSETS
Investments, at value (cost $4,252,049,626)	$5,173,761,003
Cash	72,959,223
Foreign cash, at value (cost $6,762,759)	6,786,441
Dividends receivable	22,014,182
Capital shares sold receivable	2,715,120
Tax reclaims receivable	185,947
Receivable for India capital gains tax refunds (Note A)	161,199
Prepaid assets	70,991
Total Assets	5,278,654,106
LIABILITIES
Advisory fee payable	6,604,065
Deferred India capital gains tax liability (Note A)	27,528,869
Payable for investment purchased	12,359,320
Capital shares purchased payable	8,998,789
Administration & Supervisory fee payable	1,458,364
Shareholder Servicing fee payable	179,654
Trustee fee payable	76,886
Commitment fee payable	16,909
Accrued expenses	1,498,833
Total Liabilities	58,721,689
NET ASSETS	$5,219,932,417
COMPOSITION OF NET ASSETS
Paid-in capital	$4,823,761,107
Total distributable earnings	396,171,310
$5,219,932,417
NET ASSET VALUE, PER SHARE
Class 2 ($65,300,235 / 3,139,916 shares outstanding), unlimited authorized, no par value	$20.80
Class 3 ($217,698,852 / 10,363,649 shares outstanding), unlimited authorized, no par value	$21.01
Class 4 ($235,507,143 / 11,215,415 shares outstanding), unlimited authorized, no par value	$21.00
Class 5 ($1,104,835,005 / 50,984,553 shares outstanding), unlimited authorized, no par value	$21.67
Class K ($2,506,455,865 / 121,131,678 shares outstanding), unlimited authorized, no par value	$20.69
Institutional Class ($1,090,135,317 / 52,710,704 shares outstanding), unlimited authorized, no par value	$20.68

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2024

For the Six Months Ended June 30, 2024 (unaudited)
Baillie Gifford Emerging Markets Equities Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $7,229,505)	$88,824,814
Interest	720,516
Total Investment Income	89,545,330
EXPENSES
Advisory fee (Note B)	12,768,366
Shareholder Servicing fees — Class 2 shares (Note B)	51,783
Shareholder Servicing fees — Class 3 shares (Note B)	116,059
Shareholder Servicing fees — Class 4 shares (Note B)	76,851
Shareholder Servicing fees — Class 5 shares (Note B)	104,061
Administration & Supervisory fee — Class K shares (Note B)	1,971,377
Administration & Supervisory fee — Institutional Class shares (Note B)	833,575
Transfer agency	119,212
Sub-transfer agency — Institutional Class shares	379,178
Custody	962,761
Fund accounting	399,655
Legal	377,247
Trustees' fees	151,514
Registration fees	71,464
Commitment fees	33,776
Professional fees	26,235
Miscellaneous	120,024
Total Expenses	18,563,138
Net Investment Income	70,982,192
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized (loss) from:
Investments (net of India capital gains tax expense of $1,891,595)	(65,301,444)
Foreign currency transactions	(1,323,283)
(66,624,727)
Net change in unrealized appreciation (depreciation) on:
Investments (net of change in deferred India capital gains tax liability of $7,421,522) (Note A)	483,960,336
Translation of net assets and liabilities denominated in foreign currencies	(40,719)
483,919,617
Net realized and unrealized gain	417,294,890
NET INCREASE IN NET ASSETS FROM OPERATIONS	$488,277,082

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2024

Baillie Gifford Emerging Markets Equities Fund

	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$70,982,192	$115,530,746
Net realized (loss)	(66,624,727)	(93,942,921)
Net change in unrealized appreciation	483,919,617	600,953,916
Net Increase in Net Assets from Operations	$488,277,082	622,541,741
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—	(2,285,172)
Class 3	—	(8,760,446)
Class 4	—	(8,383,004)
Class 5	—	(42,890,720)
Class K	—	(87,821,473)
Institutional Class	—	(35,994,844)
Total Distributions to Shareholders	—	(186,135,659)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	3,000	8,784
Class 3	—	201,955,627
Class 4	—	215,035,903
Class 5	13,800,000	12,552,499
Class K	226,041,951 *	428,176,206
Institutional Class	159,019,714 *	300,373,191
Dividends reinvested:
Class 2	—	2,285,172
Class 3	—	8,760,446
Class 4	—	8,383,004
Class 5	—	42,890,720
Class K	—	74,746,645
Institutional Class	—	34,987,667
Cost of shares redeemed:
Class 2	(60,000)	(120,000)
Class 3	(33,000,000)	(232,848,613)
Class 4	—	(201,944,954)
Class 5	(124,000,000)	(220,000,000)
Class K	(188,084,966)*	(411,390,842)
Institutional Class	(101,728,065)*	(323,633,729)
(Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(48,008,366)	(59,782,274)
Total Increase in Net Assets	440,268,716	376,623,808
NET ASSETS
Beginning of Period	4,779,663,701	4,403,039,893
End of Period	$5,219,932,417	$4,779,663,701

*  See Note D for details of share class conversions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford Emerging Markets Equities Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$18.82		$17.13	$24.55	$27.66	$21.71	$17.62
From Investment Operations
Net investment income(a)	0.28		0.46	0.77	0.34	0.19	0.63
Net realized and unrealized gain (loss) on investments and foreign currency	1.70		1.99	(7.26)	(2.76)	6.11	4.30
Net increase (decrease) in net asset value from investment operations	1.98		2.45	(6.49)	(2.42)	6.30	4.93
Dividends and Distributions to Shareholders
From net investment income	—		(0.76)	(0.93)	(0.33)	(0.35)	(0.65)
From net realized gain on investments	—		—	—	(0.36)	—	(0.19)
Total dividends and distributions	—		(0.76)	(0.93)	(0.69)	(0.35)	(0.84)
Net asset value, end of period	$20.80		$18.82	$17.13	$24.55	$27.66	$21.71
Total Return
Total return based on net asset value(b)	10.51%		14.32%	(26.44)%	(8.75)%	29.06%	28.00%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$65,300		$59,144	$51,848	$66,301	$144,906	$118,856
Ratio of net expenses to average net assets	0.79	%*	0.81%	0.83%	0.78%	0.80%	0.83%
Ratio of net investment income to average net assets	2.90	%*	2.47%	3.96%	1.20%	0.90%	3.29	%(c)
Portfolio turnover rate(d)	13%		23%	15%	19%	24%	15%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Ratio includes taxable stock dividends that were treated as income.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.
The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford Emerging Markets Equities Fund
Selected data for a Class 3 share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$19.00		$17.28	$24.76	$27.92	$21.91	$17.77
From Investment Operations
Net investment income(a)	0.29		0.55	0.78	0.50	0.20	0.71
Net realized and unrealized gain (loss) on investments and foreign currency	1.72		1.93	(7.32)	(2.93)	6.18	4.29
Net increase (decrease) in net asset value from investment operations	2.01		2.48	(6.54)	(2.43)	6.38	5.00
Dividends and Distributions to Shareholders
From net investment income	—		(0.76)	(0.94)	(0.37)	(0.37)	(0.67)
From net realized gain on investments	—		—	—	(0.36)	—	(0.19)
Total dividends and distributions	—		(0.76)	(0.94)	(0.73)	(0.37)	(0.86)
Net asset value, end of period	$21.01		$19.00	$17.28	$24.76	$27.92	$21.91
Total Return
Total return based on net asset value(b)	10.55%		14.40%	(26.39)%	(8.68)%	29.15%	28.09%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$217,699		$226,753	$214,704	$291,674	$168,460	$344,702
Ratio of net expenses to average net assets	0.72	%*	0.74%	0.76%	0.71%	0.73%	0.76%
Ratio of net investment income to average net assets	2.97	%*	2.94%	3.97%	1.79%	0.95%	3.45	%(c)
Portfolio turnover rate(d)	13%		23%	15%	19%	24%	15%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Ratio includes taxable stock dividends that were treated as income.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford Emerging Markets Equities Fund
Selected data for a Class 4 share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)		For the Period July 14, 2023(a) through December 31, 2023	For the Period January 1, 2023 through April 13, 2023(a)		For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Period January 10, 2020(b) through December 31, 2020	For the Period January 1, 2016 through October 10, 2016(b)
Net asset value, beginning of period	$18.99		$19.96	$17.54		$25.11	$28.30	$22.69	$15.12
From Investment Operations
Net investment income(c)	0.29		0.19	0.07		0.80	0.47	0.22	0.11
Net realized and unrealized gain (loss) on investments and foreign currency	1.72		(0.38)	1.42		(7.42)	(2.93)	5.76	1.69
Net increase (decrease) in net asset value from investment operations	2.01		(0.19)	1.49		(6.62)	(2.46)	5.98	1.80
Dividends and Distributions to Shareholders
From net investment income	—		(0.78)	—		(0.95)	(0.37)	(0.37)	—
From net realized gain on investments	—		—	—		—	(0.36)	—	—
Total dividends and distributions	—		(0.78)	—		(0.95)	(0.73)	(0.37)	—
Proceeds from Purchase Fees and Redemption Fees(c)	—		—	—		—	—	—	0.01
Net asset value, end of period	$21.00		$18.99	$19.03		$17.54	$25.11	$28.30	$16.93
Total Return
Total return based on net asset value(d)	10.57%		(0.94)%	8.48%		(26.37)%	(8.66)%	26.45%	12.04%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$235,507		$212,997	$201,945		$186,171	$252,837	$276,791	$110,086
Ratio of net expenses to average net assets	0.69	%*	0.71%*	0.71	%*	0.73%	0.68%	0.70%*	0.73	%*
Ratio of net investment income to average net assets	3.00	%*	2.10%*	1.36	%*	4.00%	1.64%	1.05%*	1.29	%*
Portfolio turnover rate(e)	13%		23%	23%		15%	19%	24%	24%

*  Annualized.

(a)  Recommencement of investment operations. Class had no shareholders from April 13, 2023 to July 13, 2023. All shares of this class were redeemed on April 13, 2023 at $19.03. New shares were issued at $19.96 on July 14, 2023.

(b)  Recommencement of investment operations. Class had no shareholders from October 10, 2016 to January 09, 2020. All shares of this class were redeemed on October 10, 2016 at $16.93. New shares were issued at $22.69 on January 10, 2020.

(c)  Calculated based upon average shares outstanding during the period.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford Emerging Markets Equities Fund
Selected data for a Class 5 share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$19.59		$17.80	$25.47	$28.69	$22.50	$18.23
From Investment Operations
Net investment income(a)	0.31		0.52	0.82	0.49	0.24	0.72
Net realized and unrealized gain (loss) on investments and foreign currency	1.77		2.05	(7.53)	(2.96)	6.33	4.42
Net increase (decrease) in net asset value from investment operations	2.08		2.57	(6.71)	(2.47)	6.57	5.14
Dividends and Distributions to Shareholders
From net investment income	—		(0.78)	(0.96)	(0.39)	(0.38)	(0.68)
From net realized gain on investments	—		—	—	(0.36)	—	(0.19)
Total dividends and distributions	—		(0.78)	(0.96)	(0.75)	(0.38)	(0.87)
Net asset value, end of period	$21.67		$19.59	$17.80	$25.47	$28.69	$22.50
Total Return
Total return based on net asset value(b)	10.59%		14.48%	(26.33)%	(8.61)%	29.25%	28.19%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,104,835		$1,115,352	$1,162,457	$1,746,589	$1,953,356	$1,331,946
Ratio of net expenses to average net assets	0.64	%*	0.66%	0.68%	0.63%	0.65%	0.68%
Ratio of net investment income to average net assets	3.02	%*	2.68%	4.01%	1.68%	1.08%	3.47	%(c)
Portfolio turnover rate(d)	13%		23%	15%	19%	24%	15%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Ratio includes taxable stock dividends that were treated as income.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford Emerging Markets Equities Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$18.72		$17.04	$24.44	$27.56	$21.64	$17.57
From Investment Operations
Net investment income(a)	0.28		0.45	0.76	0.44	0.20	0.71
Net realized and unrealized gain (loss) on investments and foreign currency	1.69		1.99	(7.23)	(2.85)	6.08	4.21
Net increase (decrease) in net asset value from investment operations	1.97		2.44	(6.47)	(2.41)	6.28	4.92
Dividends and Distributions to Shareholders
From net investment income	—		(0.76)	(0.93)	(0.35)	(0.36)	(0.66)
From net realized gain on investments	—		—	—	(0.36)	—	(0.19)
Total dividends and distributions	—		(0.76)	(0.93)	(0.71)	(0.36)	(0.85)
Net asset value, end of period	$20.69		$18.72	$17.04	$24.44	$27.56	$21.64
Total Return
Total return based on net asset value(b)	10.52%		14.30%	(26.47)%	(8.72)%	29.04%	28.00%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$2,506,456		$2,233,351	$1,949,586	$2,654,520	$2,441,338	$1,328,535
Ratio of net expenses to average net assets	0.79	%*	0.81%	0.83%	0.78%	0.80%	0.83%
Ratio of net investment income to average net assets	2.90	%*	2.45%	3.94%	1.58%	0.95%	3.55	%(c)
Portfolio turnover rate(d)	13%		23%	15%	19%	24%	15%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Ratio includes taxable stock dividends that were treated as income.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford Emerging Markets Equities Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$18.72		$17.04	$24.43	$27.55	$21.64	$17.56
From Investment Operations
Net investment income(a)	0.27		0.44	0.74	0.41	0.18	0.79
Net realized and unrealized gain (loss) on investments and foreign currency	1.69		1.98	(7.22)	(2.85)	6.07	4.12
Net increase (decrease) in net asset value from investment operations	1.96		2.42	(6.48)	(2.44)	6.25	4.91
Dividends and Distributions to Shareholders
From net investment income	—		(0.74)	(0.91)	(0.32)	(0.34)	(0.64)
From net realized gain on investments	—		—	—	(0.36)	—	(0.19)
Total dividends and distributions	—		(0.74)	(0.91)	(0.68)	(0.34)	(0.83)
Net asset value, end of period	$20.68		$18.72	$17.04	$24.43	$27.55	$21.64
Total Return
Total return based on net asset value(b)	10.47%		14.21%	(26.52)%	(8.82)%	28.91%	27.94%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,090,135		$932,066	$838,274	$1,203,032	$1,226,335	$663,593
Ratio of net expenses to average net assets	0.87	%*	0.89%	0.91%	0.87%	0.89%	0.92%
Ratio of net investment income to average net assets	2.84	%*	2.40%	3.81%	1.46%	0.86%	3.81	%(c)
Portfolio turnover rate(d)	13%		23%	15%	19%	24%	15%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Ratio includes taxable stock dividends that were treated as income.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2024

December 31, 2023
Baillie Gifford Emerging Markets ex China Fund

	Value	% of Total Net Assets
Airlines	$6,853	0.7%
Auto Manufacturers	21,752	2.1
Auto Parts & Equipment	15,156	1.4
Banks	113,738	10.8
Beverages	16,040	1.5
Building Materials	16,991	1.6
Computers	35,467	3.4
Diversified Financial Services	33,065	3.1
Electronics	1,768	0.2
Gas	5,136	0.5
Insurance	12,504	1.2
Internet	115,994	11.0
Investment Companies	4,682	0.4
Machinery — Diversified	5,277	0.5
Mining	56,593	5.4
Miscellaneous Manufacturing	23,621	2.2
Oil & Gas	104,911	10.0
Retail	26,924	2.6
Semiconductors	343,536	32.7
Software	30,420	2.9
Telecommunications	17,019	1.6
Transportation	10,364	1.0
Total Value of Investments	1,017,811	96.8
Other assets less liabilities	33,222	3.2
Net Assets	$1,051,033	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford Emerging Markets ex China Fund

	Shares	Value
COMMON STOCKS — 94.0%
BRAZIL — 12.1%
B3 SA — Brasil Bolsa Balcao	4,400	$8,052
Banco Bradesco SA ADR	2,757	6,176
MercadoLibre, Inc. *	27	44,372
Natura & Co. Holding SA	2,800	7,789
NU Holdings Ltd., Class A *	1,384	17,840
Petroleo Brasileiro SA ADR	2,352	34,080
Raia Drogasil SA	700	3,223
WEG SA	700	5,277
		126,809
CANADA — 1.6%
Ivanhoe Mines Ltd., Class A *	892	11,508
Valeura Energy, Inc. *	1,554	4,885
		16,393
CHILE — 0.7%
Lundin Mining Corp.	715	7,960
INDIA — 19.3%
Axis Bank Ltd.	1,586	24,035
Delhivery Ltd. *	2,161	10,364
Escorts Kubota Ltd. *	229	11,381
HDFC Life Insurance Co., Ltd.	1,754	12,504
ICICI Bank Ltd.	716	10,306
Jio Financial Services Ltd. *	4,008	17,168
PB Fintech Ltd. *	316	5,294
Reliance Industries Ltd.	1,243	46,596
Samvardhana Motherson International Ltd.	6,657	15,156
Tata Consultancy Services Ltd.	406	18,966
Tech Mahindra Ltd.	881	15,063
UltraTech Cement Ltd.	81	11,317
WNS Holdings Ltd. *	76	3,990
		202,140

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford Emerging Markets ex China Fund

	Shares	Value
INDONESIA — 2.0%
Bank Mandiri Persero Tbk PT	17,800	$6,659
Bank Rakyat Indonesia Persero Tbk PT	50,400	14,132
		20,791
KAZAKHSTAN — 0.9%
Kaspi.KZ JSC ADR	78	10,063
MEXICO — 4.3%
Cemex SAB de CV, Participating Certificate, ADR	888	5,674
Fomento Economico Mexicano SAB de CV ADR	149	16,040
Grupo Financiero Banorte SAB de CV, Class O	1,686	13,121
Wal-Mart de Mexico SAB de CV	2,940	10,042
		44,877
PANAMA — 0.6%
Copa Holdings SA, Class A	72	6,853
PERU — 1.0%
Credicorp Ltd.	63	10,164
POLAND — 1.8%
Allegro.eu SA *	1,190	11,122
KGHM Polska Miedz SA	210	7,791
		18,913
RUSSIA — 0.0% (a)
MMC Norilsk Nickel PJSC *(b)	9,400	0
MMC Norilsk Nickel PJSC ADR *(b)	6	0
Moscow Exchange MICEX-RTS PJSC *(b)	2,760	0
Sberbank of Russia PJSC *(b)	5,512	0
		0
SAUDI ARABIA — 0.7%
Saudi Tadawul Group Holding Co.	118	7,845
SINGAPORE — 1.9%
Sea Ltd. ADR *	283	20,212

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford Emerging Markets ex China Fund

	Shares	Value
SOUTH AFRICA — 4.0%
FirstRand Ltd.	1,342	$5,692
Impala Platinum Holdings Ltd.	1,545	7,673
Naspers Ltd., N Shares	120	23,528
Remgro Ltd.	626	4,683
		41,576
SOUTH KOREA — 13.8%
Coupang, Inc. *	409	8,568
Hyundai Motor Co.	102	21,752
Koh Young Technology, Inc.	194	1,768
NAVER Corp.	40	4,813
NCSoft Corp.	26	3,378
Samsung Electronics Co., Ltd.	1,089	64,092
SK Hynix, Inc.	242	41,070
		145,441
TAIWAN — 23.8%
Accton Technology Corp.	1,000	17,019
Advantech Co., Ltd.	1,099	12,512
MediaTek, Inc.	1,000	43,068
Taiwan Semiconductor Manufacturing Co., Ltd.	6,000	177,766
		250,365
THAILAND — 2.8%
Fabrinet *	50	12,240
PTT Exploration & Production PCL	2,900	11,984
SCB X PCL	2,000	5,613
		29,837
VIETNAM — 0.6%
Mobile World Investment Corp.	2,400	5,870
ZAMBIA — 2.1%
First Quantum Minerals Ltd.	1,649	21,660
Total Common Stocks
(cost $936,877)		987,769

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford Emerging Markets ex China Fund

	Shares	Value
PREFERRED STOCKS — 2.8%
BRAZIL — 1.2%
Petroleo Brasileiro SA ADR 12.02%	540	$7,366
Raizen SA 6.75%	9,700	5,136
		12,502
SOUTH KOREA — 1.6%
Samsung Electronics Co., Ltd. 1.70%	382	17,540
Total Preferred Stocks
(cost $36,561)		30,042
TOTAL INVESTMENTS — 96.8%
(cost $973,438)		$1,017,811
Other assets less liabilities — 3.2%		33,222
NET ASSETS — 100.0%		$1,051,033

(a)  Amount rounds to less than 0.1%.

(b)  Investment was valued using significant unobservable inputs.

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$323,613	$664,156	$0	$987,769
Preferred Stocks **	12,502	17,540	—	30,042
Total	$336,115	$681,696	$0	$1,017,811

**  Refer to Portfolio of Investments for further detail.

There were no transfers into or out of Level 3 during the period ended June 30, 2024.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in 2022 in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. These market conditions have not changed during the period ended June 30, 2024 and as a result, management continue to value all the Russian securities listed in the Portfolio of Investments at $0 and include them within Level 3.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford Emerging Markets ex China Fund

ASSETS
Investments, at value (cost $973,438)	$1,017,811
Cash	7,685
Foreign cash, at value (cost $751)	754
Due from Manager	70,522
Dividends receivable	2,676
Tax reclaims receivable	3
Prepaid assets	16,296
Total Assets	1,115,747
LIABILITIES
Advisory fee payable	1,373
Deferred India capital gains tax liability (Note A)	4,660
Administration & Supervisory fee payable	424
Trustee fee payable	15
Commitment fee payable	4
Accrued expenses	58,238
Total Liabilities	64,714
NET ASSETS	$1,051,033
COMPOSITION OF NET ASSETS
Paid-in capital	$1,060,590
Total accumulated (loss)	(9,557)
$1,051,033
NET ASSET VALUE, PER SHARE
Class K ($525,516 / 53,944 shares outstanding), unlimited authorized, no par value	$9.74
Institutional Class ($525,517 / 53,944 shares outstanding), unlimited authorized, no par value	$9.74

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2024

For the Six Months Ended June 30, 2024 (unaudited)
Baillie Gifford Emerging Markets ex China Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $1,454)	$12,438
Interest	99
Total Investment Income	12,537
EXPENSES
Advisory fee (Note B)	2,669
Administration & Supervisory fee — Class K shares (Note B)	412
Administration & Supervisory fee — Institutional Class shares (Note B)	412
Transfer agency	17,139
Fund accounting	53,380
Professional fees	18,380
Registration fees	17,074
Custody	4,042
Legal	75
Trustees' fees	30
Commitment fees	7
Miscellaneous	2,353
Total Expenses	115,973
Fees waived/expenses reimbursed	(111,751)
Total Expenses after Waiver	4,222
Net Investment Income	8,315
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized (loss) from:
Investments	(8,568)
Foreign currency transactions	(246)
(8,814)
Net change in unrealized appreciation (depreciation) on:
Investments (net of change in deferred India capital gains tax liability of $1,662) (Note A)	121,808
Translation of net assets and liabilities denominated in foreign currencies	(15)
121,793
Net realized and unrealized gain	112,979
NET INCREASE IN NET ASSETS FROM OPERATIONS	$121,294

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2024

Baillie Gifford Emerging Markets ex China Fund

	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$8,315	$22,549
Net realized (loss)	(8,814)	(26,708)
Net change in unrealized appreciation	121,793	183,575
Net Increase in Net Assets from Operations	121,294	179,416
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class K	—	(12,440)
Institutional Class	—	(12,441)
Total Distributions to Shareholders	—	(24,881)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Dividends reinvested:
Class K	—	12,440
Institutional Class	—	12,441
Increase in Net Assets from Transactions in Shares of Beneficial Interest	—	24,881
Total Increase in Net Assets	121,294	179,416
NET ASSETS
Beginning of Period	929,739	750,323
End of Period	$1,051,033	$929,739

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford Emerging Markets ex China Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Period December 28, 2021(a) through December 31, 2021
Net asset value, beginning of period	$8.62		$7.15	$10.02	$10.00
From Investment Operations
Net investment income(b)	0.08		0.21	0.34	0.01
Net realized and unrealized gain (loss) on investments and foreign currency	1.04		1.50	(2.85)	0.01
Net increase (decrease) in net asset value from investment operations	1.12		1.71	(2.51)	0.02
Dividends and Distributions to Shareholders
From net investment income	—		(0.24)	(0.36)	—
Total dividends and distributions	—		(0.24)	(0.36)	—
Net asset value, end of period	$9.74		$8.62	$7.15	$10.02
Total Return
Total return based on net asset value(c)	12.99%		23.87%	(25.07)%	0.20%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$526		$465	$375	$501
Ratio of net expenses to average net assets, before waiver	23.90	%*	27.12%	19.57%	328.89	%*
Ratio of net expenses to average net assets, after waiver	0.87	%*	0.87%	0.87%	0.87	%*
Ratio of net investment income to average net assets	1.71	%*	2.66%	4.24%	17.62	%*
Portfolio turnover rate(d)	11%		36%	13%	0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford Emerging Markets ex China Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Period December 28, 2021(a) through December 31, 2021
Net asset value, beginning of period	$8.62		$7.15	$10.02	$10.00
From Investment Operations
Net investment income(b)	0.08		0.21	0.34	0.01
Net realized and unrealized gain (loss) on investments and foreign currency	1.04		1.50	(2.85)	0.01
Net increase (decrease) in net asset value from investment operations	1.12		1.71	(2.51)	0.02
Dividends and Distributions to Shareholders
From net investment income	—		(0.24)	(0.36)	—
Total dividends and distributions	—		(0.24)	(0.36)	—
Net asset value, end of period	$9.74		$8.62	$7.15	$10.02
Total Return
Total return based on net asset value(c)	12.99%		23.87%	(25.07)%	0.20%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$526		$465	$375	$501
Ratio of net expenses to average net assets, before waiver	23.90	%*	27.12%	19.57%	328.89	%*
Ratio of net expenses to average net assets, after waiver	0.87	%*	0.87%	0.87%	0.87	%*
Ratio of net investment income to average net assets	1.71	%*	2.66%	4.24%	17.62	%*
Portfolio turnover rate(d)	11%		36%	13%	0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford Global Alpha Equities Fund

	Value	% of Total Net Assets
Advertising	$12,138,818	1.3%
Aerospace/Defense	5,086,271	0.6
Airlines	22,729,787	2.5
Apparel	4,205,960	0.5
Auto Manufacturers	2,412,034	0.3
Auto Parts & Equipment	11,647,079	1.3
Banks	9,342,023	1.0
Beverages	9,306,935	1.0
Biotechnology	34,006,272	3.7
Building Materials	60,192,531	6.6
Chemicals	9,214,250	1.0
Commercial Services	64,602,504	7.1
Cosmetics/Personal Care	5,047,204	0.5
Distribution/Wholesale	8,269,606	0.9
Diversified Financial Services	22,853,365	2.5
Electrical Components & Equipment	8,426,656	0.9
Engineering & Construction	6,778,835	0.7
Healthcare — Products	27,552,329	3.0
Healthcare — Services	41,048,988	4.5
Home Builders	4,139,084	0.4
Home Furnishings	2,286,974	0.2
Insurance	28,733,062	3.1
Internet	193,505,738	21.1
Leisure Time	8,629,297	0.9
Lodging	3,324,393	0.4
Machinery — Construction & Mining	6,202,726	0.7
Machinery — Diversified	18,189,524	2.0
Media	12,743,456	1.4
Metal Fabricate/Hardware	9,734,711	1.1
Mining	10,840,759	1.2
Oil & Gas	25,706,482	2.8
Pharmaceuticals	18,323,878	2.0
Real Estate	14,679,438	1.6
Retail	22,004,917	2.4
Semiconductors	104,184,950	11.4
Software	57,230,989	6.2
Total Value of Investments	905,321,825	98.8
Other assets less liabilities	10,624,291	1.2
Net Assets	$915,946,116	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford Global Alpha Equities Fund

	Shares	Value
COMMON STOCKS — 98.8%
AUSTRALIA — 1.4%
BHP Group Ltd.	380,382	$10,840,759
Woodside Energy Group Ltd.	98,458	1,857,160
		12,697,919
BRAZIL — 1.7%
B3 SA — Brasil Bolsa Balcao	2,695,600	4,933,004
MercadoLibre, Inc. *	6,667	10,956,548
		15,889,552
CANADA — 1.9%
Shopify, Inc., Class A *	143,001	9,445,216
Stella-Jones, Inc.	115,479	7,535,405
		16,980,621
CHINA — 4.2%
Contemporary Amperex Technology Co., Ltd., Class A	291,500	7,220,883
Kweichow Moutai Co., Ltd., Class A	18,600	3,747,567
Li Auto, Inc., Class A *	269,336	2,412,034
PDD Holdings, Inc. ADR *	36,228	4,816,513
Prosus NV *	587,959	20,906,933
		39,103,930
DENMARK — 2.4%
Genmab A/S *	16,382	4,105,222
Novo Nordisk A/S, B Shares	128,063	18,323,878
		22,429,100
FRANCE — 1.3%
LVMH Moet Hennessy Louis Vuitton SE	5,478	4,205,959
Pernod Ricard SA	40,746	5,559,369
Sartorius Stedim Biotech	13,069	2,159,802
		11,925,130
HONG KONG — 1.0%
AIA Group Ltd.	1,325,800	8,970,031

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford Global Alpha Equities Fund

	Shares	Value
INDIA — 3.6%
HDFC Bank Ltd.	462,609	$9,342,023
Reliance Industries Ltd. GDR	319,696	23,849,322
		33,191,345
ISRAEL — 0.5%
Mobileye Global, Inc., Class A *	157,600	4,426,196
ITALY — 2.5%
Ryanair Holdings PLC ADR	195,206	22,729,787
JAPAN — 4.3%
CyberAgent, Inc.	485,100	3,040,213
Hoshizaki Corp.	71,900	2,286,974
Nippon Paint Holdings Co., Ltd.	792,000	5,177,288
Olympus Corp.	656,000	10,589,367
Rakuten Group, Inc. *	853,800	4,423,059
Shiseido Co., Ltd.	177,100	5,047,204
SMC Corp.	13,700	6,527,461
Sysmex Corp.	146,000	2,356,725
		39,448,291
MACAU — 0.4%
Sands China Ltd. *	1,598,800	3,324,393
NETHERLANDS — 1.5%
Adyen NV *	5,103	6,060,710
ASM International NV	10,042	7,675,862
		13,736,572
NORWAY — 0.7%
Schibsted ASA, Class A	217,603	6,423,945
RUSSIA — 0.0% (a)
Sberbank of Russia PJSC *(b)	1,284,860	0
SINGAPORE — 0.6%
Sea Ltd. ADR *	82,488	5,891,293

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford Global Alpha Equities Fund

	Shares	Value
SOUTH KOREA — 1.8%
Coupang, Inc. *	366,413	$7,676,352
Samsung Electronics Co., Ltd.	149,107	8,775,516
		16,451,868
SWEDEN — 2.0%
Atlas Copco AB, B Shares	722,230	11,662,063
Epiroc AB, B Shares	337,916	6,202,726
		17,864,789
SWITZERLAND — 1.1%
Cie Financiere Richemont SA	66,952	10,463,456
TAIWAN — 2.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	872,000	25,835,289
UNITED KINGDOM — 0.5%
Bellway PLC	129,993	4,139,084
UNITED STATES — 62.6%
Adobe, Inc. *	9,044	5,024,304
Advanced Drainage Systems, Inc.	60,694	9,734,711
Advanced Micro Devices, Inc. *	32,060	5,200,453
AeroVironment, Inc. *	27,922	5,086,271
Albemarle Corp.	42,263	4,036,962
Alnylam Pharmaceuticals, Inc. *	49,502	12,028,986
Alphabet, Inc., Class C	120,430	22,089,271
Amazon.com, Inc. *	189,568	36,634,016
Analog Devices, Inc.	58,922	13,449,536
Arthur J Gallagher & Co.	43,991	11,407,306
AutoZone, Inc. *	2,411	7,146,445
Block, Inc. *	142,926	9,217,298
Brunswick Corp.	55,659	4,050,305
CBRE Group, Inc., Class A *	93,352	8,318,597
Certara, Inc. *	178,638	2,474,136
Chewy, Inc., Class A *	248,883	6,779,573
Cloudflare, Inc., Class A *	109,593	9,077,588
Comfort Systems USA, Inc.	22,290	6,778,835
CoStar Group, Inc. *	85,795	6,360,841
CRH PLC	309,183	22,911,765

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford Global Alpha Equities Fund

	Shares	Value
Datadog, Inc., Class A *	46,437	$6,022,414
DoorDash, Inc., Class A *	111,151	12,091,006
Eaton Corp. PLC	26,875	8,426,656
Elevance Health, Inc.	59,208	32,082,447
Entegris, Inc.	56,451	7,643,465
Floor & Decor Holdings, Inc., Class A *	44,211	4,395,015
Markel Group, Inc. *	5,303	8,355,725
Martin Marietta Materials, Inc.	54,901	29,745,362
Mastercard, Inc., Class A	40,621	17,920,360
Meta Platforms, Inc., Class A	66,100	33,328,942
Microsoft Corp.	83,022	37,106,683
Moderna, Inc. *	57,973	6,884,294
Moody's Corp.	51,071	21,497,316
Neogen Corp. *	244,249	3,817,612
Netflix, Inc. *	15,695	10,592,242
NVIDIA Corp.	209,193	25,843,703
Pool Corp.	11,010	3,383,703
Royalty Pharma PLC, Class A	322,853	8,513,634
S&P Global, Inc.	20,006	8,922,676
Service Corp. International	265,774	18,904,505
SiteOne Landscape Supply, Inc. *	40,243	4,885,903
Spotify Technology SA *	15,407	4,834,562
STAAR Surgical Co. *	41,230	1,962,960
Texas Instruments, Inc.	50,178	9,761,126
Thermo Fisher Scientific, Inc.	12,054	6,665,862
Trade Desk, Inc. (The), Class A *	124,284	12,138,818
UnitedHealth Group, Inc.	17,607	8,966,541
Walt Disney Co. (The)	63,647	6,319,511
YETI Holdings, Inc. *	120,026	4,578,992
		573,399,234
TOTAL INVESTMENTS — 98.8%
(cost $550,199,832)		$905,321,825
Other assets less liabilities — 1.2%		10,624,291
NET ASSETS — 100.0%		$915,946,116

(a)  Amount rounds to less than 0.1%.

(b)  Investment was valued using significant unobservable inputs.

*  Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford Global Alpha Equities Fund

ADR  —  American Depositary Receipt

GDR  —  Global Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$659,171,050	$246,150,775	$0	$905,321,825
Total	$659,171,050	$246,150,775	$0	$905,321,825

**  Refer to Portfolio of Investments for further detail.

There were no transfers into or out of Level 3 during the period ended June 30, 2024.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in 2022 in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. These market conditions have not changed during the period ended June 30, 2024 and as a result, management continue to value all the Russian securities listed in the Portfolio of Investments at $0 and include them within Level 3.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford Global Alpha Equities Fund

ASSETS
Investments, at value (cost $550,199,832)	$905,321,825
Cash	14,682,618
Foreign cash, at value (cost $39,479)	39,687
Receivable for investments sold	9,958,037
Tax reclaims receivable	796,365
Dividends receivable	342,641
Prepaid assets	17,875
Total Assets	931,159,048
LIABILITIES
Advisory fee payable	952,035
Capital shares purchased payable	10,799,953
Payable for investment purchased	2,608,728
Deferred India capital gains tax liability (Note A)	333,126
Administration & Supervisory fee payable	170,477
Shareholder Servicing fee payable	149,756
Trustee fee payable	16,205
Commitment fee payable	3,560
Accrued expenses	179,092
Total Liabilities	15,212,932
NET ASSETS	$915,946,116
COMPOSITION OF NET ASSETS
Paid-in capital	$567,299,520
Total distributable earnings	348,646,596
$915,946,116
NET ASSET VALUE, PER SHARE
Class 2 ($213,373,330 / 12,288,661 shares outstanding), unlimited authorized, no par value	$17.36
Class 4 ($332,962,337 / 17,911,612 shares outstanding), unlimited authorized, no par value	$18.59
Class K ($322,705,694 / 18,689,541 shares outstanding), unlimited authorized, no par value	$17.27
Institutional Class ($46,904,755 / 2,717,374 shares outstanding), unlimited authorized, no par value	$17.26

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2024

For the Six Months Ended June 30, 2024 (unaudited)
Baillie Gifford Global Alpha Equities Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $682,354)	$5,558,513
Interest	162,948
Total Investment Income	5,721,461
EXPENSES
Advisory fee (Note B)	1,925,433
Shareholder Servicing fees — Class 2 shares (Note B)	148,495
Shareholder Servicing fees — Class 3 shares (Note B)	38,875
Shareholder Servicing fees — Class 4 shares (Note B)	105,972
Administration & Supervisory fee — Class K shares (Note B)	307,096
Administration & Supervisory fee — Institutional Class shares (Note B)	39,271
Transfer agency	48,653
Sub-transfer agency — Institutional Class shares	21,010
Fund accounting	99,162
Legal	78,757
Custody	43,484
Trustees' fees	31,695
Professional fees	31,394
Registration fees	18,593
Commitment fees	7,068
Line of credit interest	342
Miscellaneous	21,928
Total Expenses	2,967,228
Net Investment Income	2,754,233
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments (net of India capital gains tax expense of $46,466)	66,135,690
Foreign currency transactions	(93,810)
66,041,880
Net change in unrealized appreciation (depreciation) on:
Investments (net of change in deferred India capital gains tax liability of $116,969) (Note A)	8,808,905
Translation of net assets and liabilities denominated in foreign currencies	(39,015)
8,769,890
Net realized and unrealized gain	74,811,770
NET INCREASE IN NET ASSETS FROM OPERATIONS	$77,566,003

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2024

Baillie Gifford Global Alpha Equities Fund

	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,754,233	$6,307,486
Net realized gain	66,041,880	141,649
Net change in unrealized appreciation	8,769,890	187,344,279
Net Increase in Net Assets from Operations	77,566,003	193,793,414
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—	(1,517,812)
Class 3	—	(3,738,084)
Class 4	—	(1,027,044)
Class K	—	(4,181,442)
Institutional Class	—	(482,486)
Total Distributions to Shareholders	—	(10,946,868)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	87,500,121 *	6,000
Class 3	—	183,013,261 *
Class 4	197,603,009 *	—
Class K	11,092,588	33,693,987
Institutional Class	567,050	319,600
Dividends reinvested:
Class 2	—	1,517,812
Class 3	—	3,738,085
Class 4	—	1,027,044
Class K	—	3,741,343
Institutional Class	—	481,863
Cost of shares redeemed:
Class 2	(27,549,953)	(60,317,278)
Class 3	(305,100,130)*	(15,000,000)
Class 4	—	(283,013,261)*
Class K	(85,805,714)	(132,592,777)
Institutional Class	(1,543,146)	(1,690,415)
(Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(123,236,175)	(265,074,736)
Total (Decrease) in Net Assets	(45,670,172)	(82,228,190)
NET ASSETS
Beginning of Period	961,616,288	1,043,844,478
End of Period	$915,946,116	$961,616,288

*  See Note D for details of share class conversions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford Global Alpha Equities Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$16.05		$13.57	$19.72	$21.18	$16.46	$13.13
From Investment Operations
Net investment income(a)	0.05		0.09	0.11	0.08	0.04	0.39
Net realized and unrealized gain (loss) on investments and foreign currency	1.26		2.57	(5.85)	1.54	5.93	3.89
Net increase (decrease) in net asset value from investment operations	1.31		2.66	(5.74)	1.62	5.97	4.28
Dividends and Distributions to Shareholders
From net investment income	—		(0.18)	(0.01)	(0.30)	(0.13)	(0.57)
From net realized gain on investments	—		—	(0.40)	(2.78)	(1.12)	(0.38)
Total dividends and distributions	—		(0.18)	(0.41)	(3.08)	(1.25)	(0.95)
Net asset value, end of period	$17.36		$16.05	$13.57	$19.72	$21.18	$16.46
Total Return
Total return based on net asset value(b)	8.14%		19.61%	(29.08)%	7.65%	36.31%	32.56%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$213,373		$138,907	$167,683	$187,473	$250,776	$173,625
Ratio of net expenses to average net assets	0.65	%*	0.65%	0.67%	0.64%	0.65%	0.67%
Ratio of net investment income to average net assets	0.65	%*	0.58%	0.77%	0.33%	0.25%	2.52	%(c)
Portfolio turnover rate(d)	14%		19%	9%	40%	23%	17%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Ratio includes taxable stock dividends that were treated as income.

(d)  Portfolio turnover rate calculated at Fund level. and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.
The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford Global Alpha Equities Fund
Selected data for a Class 4 share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$17.18		$14.49	$21.00	$22.38	$17.34	$13.79
From Investment Operations
Net investment income(a)	0.06		0.10	0.13	0.10	0.03	0.42
Net realized and unrealized gain (loss) on investments and foreign currency	1.35		2.76	(6.23)	1.64	6.28	4.10
Net increase (decrease) in net asset value from investment operations	1.41		2.86	(6.10)	1.74	6.31	4.52
Dividends and Distributions to Shareholders
From net investment income	—		(0.17)	(0.01)	(0.34)	(0.15)	(0.59)
From net realized gain on investments	—		—	(0.40)	(2.78)	(1.12)	(0.38)
Total dividends and distributions	—		(0.17)	(0.41)	(3.12)	(1.27)	(0.97)
Net asset value, end of period	$18.59		$17.18	$14.49	$21.00	$22.38	$17.34
Total Return
Total return based on net asset value(b)	8.19%		19.73%	(29.00)%	7.76%	36.45%	32.69%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$332,962		$104,971	$340,858	$665,712	$682,239	$147,092
Ratio of net expenses to average net assets	0.55	%*	0.55%	0.57%	0.54%	0.55%	0.57%
Ratio of net investment income to average net assets	0.71	%*	0.66%	0.83%	0.41%	0.16%	2.62	%(c)
Portfolio turnover rate(d)	14%		19%	9%	40%	23%	17%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Ratio includes taxable stock dividends that were treated as income.

(d)  Portfolio turnover rate calculated at Fund level. and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford Global Alpha Equities Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$15.96		$13.50	$19.62	$21.12	$16.42	$13.11
From Investment Operations
Net investment income(a)	0.04		0.08	0.11	0.05	0.03	0.35
Net realized and unrealized gain (loss) on investments and foreign currency	1.27		2.56	(5.82)	1.56	5.93	3.92
Net increase (decrease) in net asset value from investment operations	1.31		2.64	(5.71)	1.61	5.96	4.27
Dividends and Distributions to Shareholders
From net investment income	—		(0.18)	(0.01)	(0.33)	(0.14)	(0.58)
From net realized gain on investments	—		—	(0.40)	(2.78)	(1.12)	(0.38)
Total dividends and distributions	—		(0.18)	(0.41)	(3.11)	(1.26)	(0.96)
Net asset value, end of period	$17.27		$15.96	$13.50	$19.62	$21.12	$16.42
Total Return
Total return based on net asset value(b)	8.14%		19.65%	(29.08)%	7.64%	36.35%	32.48%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$322,706		$368,280	$398,663	$513,807	$267,923	$81,234
Ratio of net expenses to average net assets	0.65	%*	0.65%	0.67%	0.64%	0.65%	0.67%
Ratio of net investment income to average net assets	0.53	%*	0.55%	0.74%	0.23%	0.18%	2.22	%(c)
Portfolio turnover rate(d)	14%		19%	9%	40%	23%	17%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Ratio includes taxable stock dividends that were treated as income.

(d)  Portfolio turnover rate calculated at Fund level. and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford Global Alpha Equities Fund
Selected data for a Class I share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$15.97		$13.51	$19.65	$21.15	$16.45	$13.12
From Investment Operations
Net investment income(a)	0.04		0.07	0.09	0.05	0.02	0.39
Net realized and unrealized gain (loss) on investments and foreign currency	1.25		2.56	(5.82)	1.54	5.93	3.89
Net increase (decrease) in net asset value from investment operations	1.29		2.63	(5.73)	1.59	5.95	4.28
Dividends and Distributions to Shareholders
From net investment income	—		(0.17)	(0.01)	(0.31)	(0.13)	(0.57)
From net realized gain on investments	—		—	(0.40)	(2.78)	(1.12)	(0.38)
Total dividends and distributions	—		(0.17)	(0.41)	(3.09)	(1.25)	(0.95)
Net asset value, end of period	$17.26		$15.97	$13.51	$19.65	$21.15	$16.45
Total Return
Total return based on net asset value(b)	8.08%		19.50%	(29.14)%	7.53%	36.22%	32.56%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$46,905		$44,289	$38,317	$51,045	$27,677	$7
Ratio of net expenses to average net assets	0.74	%*	0.75%	0.76%	0.74%	0.74%	0.67%
Ratio of net investment income to average net assets	0.47	%*	0.48%	0.58%	0.21%	0.09%	2.56	%(c)
Portfolio turnover rate(d)	14%		19%	9%	40%	23%	17%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Ratio includes taxable stock dividends that were treated as income.

(d)  Portfolio turnover rate calculated at Fund level. and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford Health Innovation Equities Fund

	Value	% of Total Net Assets
Biotechnology	$6,649,799	44.0%
Electronics	500,944	3.3
Healthcare — Products	4,256,205	28.2
Healthcare — Services	167,036	1.1
Internet	272,689	1.8
Pharmaceuticals	2,641,133	17.5
Software	1,157,820	7.7
Total Value of Investments	15,645,626	103.6
Other assets less liabilities	(550,727)	(3.6)
Net Assets	$15,094,899	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford Health Innovation Equities Fund

	Shares	Value
COMMON STOCKS — 100.3%
CHINA — 1.7%
Wuxi Biologics Cayman, Inc. *	113,500	$167,036
Zai Lab Ltd. *	48,890	83,276
		250,312
DENMARK — 22.3%
ALK-Abello A/S *	40,148	877,132
Ambu A/S, B Shares *	43,510	837,490
Ascendis Pharma A/S ADR *	3,649	497,651
Genmab A/S *	3,044	762,807
Zealand Pharma A/S *	3,052	390,122
		3,365,202
GERMANY — 2.8%
BioNTech SE ADR *	2,661	213,838
Schott Pharma AG & Co. KGaA	6,238	204,426
		418,264
JAPAN — 1.8%
M3, Inc.	28,500	272,688
NETHERLANDS — 6.7%
Argenx SE *	2,339	1,014,866
UNITED KINGDOM — 0.9%
Exscientia PLC ADR *	28,654	146,135
UNITED STATES — 64.1%
10X Genomics, Inc., Class A *	6,872	133,660
Alector, Inc. *	13,132	59,619
Alnylam Pharmaceuticals, Inc. *	4,642	1,128,006
Denali Therapeutics, Inc. *	12,838	298,098
Dexcom, Inc. *	6,895	781,755
Doximity, Inc., Class A *	19,650	549,611
Edwards Lifesciences Corp. *	8,352	771,474
Exact Sciences Corp. *	11,669	493,015
Health Catalyst, Inc. *	20,660	132,017
Illumina, Inc. *	4,569	476,912

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford Health Innovation Equities Fund

	Shares	Value
Inspire Medical Systems, Inc. *	909	$121,651
Insulet Corp. *	2,802	565,444
Ionis Pharmaceuticals, Inc. *	13,279	632,877
Lyell Immunopharma, Inc. *	24,037	34,854
Moderna, Inc. *	9,348	1,110,075
Recursion Pharmaceuticals, Inc., Class A *	18,435	138,263
Relay Therapeutics, Inc. *	14,034	91,502
ResMed, Inc.	2,661	509,369
Sage Therapeutics, Inc. *	2,808	30,495
Sana Biotechnology, Inc. *	5,357	29,249
STAAR Surgical Co. *	7,242	344,792
Twist Bioscience Corp. *	5,578	274,884
Veeva Systems, Inc., Class A *	2,602	476,192
Vertex Pharmaceuticals, Inc. *	943	442,003
Vir Biotechnology, Inc. *	5,775	51,398
		9,677,215
Total Common Stocks
(cost $17,152,919)		15,144,682
PREFERRED STOCKS — 3.3%
GERMANY — 3.3%
Sartorius AG 0.33%	2,140	500,944
Total Preferred Stocks
(cost $716,651)		500,944
TOTAL INVESTMENTS — 103.6% **
(cost $17,869,570)		$15,645,626
Other assets less liabilities — (3.6)%		(550,727)
NET ASSETS — 100.0%		$15,094,899

*  Non-income producing security.

**  The Total Investments percentage exceeds 100% due to the timing of settling transactions and not as a result of borrowings for investment purposes.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford Health Innovation Equities Fund

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks ***	$10,739,265	$4,405,417	$—	$15,144,682
Preferred Stocks ***	—	500,944	—	500,944
Total	$10,739,265	$4,906,361	$—	$15,645,626

***  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford Health Innovation Equities Fund

ASSETS
Investments, at value (cost $17,869,570)	$15,645,626
Cash	330,369
Due from Manager	35,302
Receivable for investments sold	11,898
Tax reclaims receivable	699
Prepaid assets	16,083
Total Assets	16,039,977
LIABILITIES
Advisory fee payable	12,898
Capital shares purchased payable	871,717
Administration & Supervisory fee payable	6,644
Trustee fee payable	297
Commitment fee payable	65
Accrued expenses	53,457
Total Liabilities	945,078
NET ASSETS	$15,094,899
COMPOSITION OF NET ASSETS
Paid-in capital	$21,445,428
Total accumulated (loss)	(6,350,529)
$15,094,899
NET ASSET VALUE, PER SHARE
Class K ($3,582,263 / 615,754 shares outstanding), unlimited authorized, no par value	$5.82
Institutional Class ($11,512,636 / 1,980,908 shares outstanding), unlimited authorized, no par value	$5.81

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2024

For the Six Months Ended June 30, 2024 (unaudited)
Baillie Gifford Health Innovation Equities Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $596)	$6,902
Interest	4,026
Total Investment Income	10,928
EXPENSES
Advisory fee (Note B)	25,591
Administration & Supervisory fee — Class K shares (Note B)	2,686
Administration & Supervisory fee — Institutional Class shares (Note B)	10,498
Transfer agency	18,722
Sub-transfer agency — Institutional Class shares	6,336
Fund accounting	48,667
Registration fees	17,280
Professional fees	15,648
Custody	3,460
Legal	1,300
Trustees' fees	511
Commitment fees	114
Miscellaneous	2,766
Total Expenses	153,579
Fees waived/expenses reimbursed	(96,835)
Total Expenses after Waiver	56,744
Net Investment (Loss)	(45,816)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized (loss) from:
Investments	(780,723)
Foreign currency transactions	(797)
(781,520)
Net change in unrealized appreciation (depreciation) on:
Investments	500,814
Translation of net assets and liabilities denominated in foreign currencies	(27)
500,787
Net realized and unrealized (loss)	(280,733)
NET (DECREASE) IN NET ASSETS FROM OPERATIONS	$(326,549)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2024

Baillie Gifford Health Innovation Equities Fund

	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment (loss)	$(45,816)	$(134,787)
Net realized (loss)	(781,520)	(3,280,216)
Net change in unrealized appreciation	500,787	485,152
Net (Decrease) in Net Assets from Operations	(326,549)	(2,929,851)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class K	608,000	44,510
Institutional Class	708,626	5,154,368
Cost of shares redeemed:
Class K	—	(10)
Institutional Class	(1,320,056)	(7,759,697)
(Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(3,430)	(2,560,829)
Total (Decrease) in Net Assets	(329,979)	(5,490,680)
NET ASSETS
Beginning of Period	15,424,878	20,915,558
End of Period	$15,094,899	$15,424,878

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford Health Innovation Equities Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Period December 28, 2021(a) through December 31, 2021
Net asset value, beginning of period	$5.95	$6.74	$9.98	$10.00
From Investment Operations
Net investment income (loss)(b)	(0.01)	(0.03)	(0.04)	0.00	(c)
Net realized and unrealized (loss) on investments and foreign currency	(0.12)	(0.76)	(3.20)	(0.02)
Net (decrease) in net asset value from investment operations	(0.13)	(0.79)	(3.24)	(0.02)
Net asset value, end of period	$5.82	$5.95	$6.74	$9.98
Total Return
Total return based on net asset value(d)	(2.19)%	(11.72)%	(32.46)%	(0.20)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$3,582	$3,020	$3,368	$4,988
Ratio of net expenses to average net assets, before waiver	1.90%*	1.56%	2.69%	33.47	%*
Ratio of net expenses to average net assets, after waiver	0.65%*	0.65%	0.65%	0.65	%*
Ratio of net investment loss to average net assets	(0.51)%*	(0.54)%	(0.61)%	(0.65	)%*
Portfolio turnover rate(e)	23%	23%	12%	0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford Health Innovation Equities Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Period December 28, 2021(a) through December 31, 2021
Net asset value, beginning of period	$5.94	$6.74	$9.98	$10.00
From Investment Operations
Net investment income (loss)(b)	(0.02)	(0.04)	(0.04)	0.00	(c)
Net realized and unrealized (loss) on investments and foreign currency	(0.11)	(0.76)	(3.20)	(0.02)
Net (decrease) in net asset value from investment operations	(0.13)	(0.80)	(3.24)	(0.02)
Net asset value, end of period	$5.81	$5.94	$6.74	$9.98
Total Return
Total return based on net asset value(d)	(2.19)%	(11.87)%	(32.46)%	(0.20)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$11,513	$12,405	$17,547	$4,988
Ratio of net expenses to average net assets, before waiver	2.00%*	1.66%	2.69%	33.47	%*
Ratio of net expenses to average net assets, after waiver	0.75%*	0.75%	0.65%	0.65	%*
Ratio of net investment loss to average net assets	(0.61)%*	(0.63)%	(0.57)%	(0.65	)%*
Portfolio turnover rate(e)	23%	23%	12%	0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford International Alpha Fund

	Value	% of Total Net Assets
Airlines	$87,423,503	3.9%
Apparel	20,199,048	0.9
Banks	75,616,395	3.3
Beverages	16,823,752	0.7
Biotechnology	12,904,626	0.6
Building Materials	98,567,460	4.4
Chemicals	36,743,914	1.6
Commercial Services	152,238,080	6.7
Cosmetics/Personal Care	41,407,845	1.8
Distribution/Wholesale	28,707,690	1.3
Diversified Financial Services	44,657,996	2.0
Electrical Components & Equipment	14,426,627	0.6
Electronics	29,557,987	1.3
Energy — Alternate Sources	5,591,536	0.2
Food	66,928,888	3.0
Healthcare — Products	66,791,997	3.0
Home Furnishings	69,249,146	3.1
Insurance	100,333,024	4.4
Internet	365,198,089	16.1
Investment Companies	25,818,842	1.1
Leisure Time	65,297,367	2.9
Machinery — Construction & Mining	33,789,379	1.5
Machinery — Diversified	139,573,892	6.2
Mining	45,629,847	2.0
Oil & Gas	46,474,835	2.1
Pharmaceuticals	2,472,947	0.1
Retail	47,703,102	2.1
Semiconductors	238,579,472	10.5
Software	201,119,345	8.9
Toys/Games/Hobbies	24,073,433	1.1
Transportation	35,840,894	1.6
Total Value of Investments	2,239,740,958	99.0
Other assets less liabilities	23,425,006	1.0
Net Assets	$2,263,165,964	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford International Alpha Fund

	Shares	Value
COMMON STOCKS — 99.0%
AUSTRALIA — 2.0%
Rio Tinto PLC	695,383	$45,629,847
BRAZIL — 4.1%
MercadoLibre, Inc. *	56,442	92,756,783
CANADA — 3.9%
AbCellera Biologics, Inc. *	835,455	2,472,947
Constellation Software, Inc.	14,783	42,595,528
Lumine Group, Inc. *	830,997	22,432,454
Shopify, Inc., Class A *	306,389	20,236,994
		87,737,923
CHINA — 7.0%
Kweichow Moutai Co., Ltd., Class A	83,500	16,823,752
Meituan, Class B *	870,600	12,374,961
Ping An Insurance Group Co. of China Ltd., Class H	2,593,500	11,750,052
Silergy Corp.	1,075,000	15,248,140
Tencent Holdings Ltd.	1,377,800	65,363,284
Tencent Music Entertainment Group ADR	2,555,807	35,909,088
		157,469,277
DENMARK — 4.7%
Ambu A/S, B Shares *	609,186	11,725,751
Demant A/S *	487,680	21,121,734
DSV A/S	233,494	35,840,894
Novonesis (Novozymes) B, B Shares	601,428	36,743,914
		105,432,293
FINLAND — 0.9%
Kone Oyj, Class B	386,980	19,186,995
FRANCE — 6.5%
Danone SA	638,534	39,110,072
Dassault Systemes SE	779,555	29,312,029
Edenred	765,530	32,467,513
LVMH Moet Hennessy Louis Vuitton SE	26,308	20,199,048
Nexans SA	131,082	14,426,627

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford International Alpha Fund

	Shares	Value
Sartorius Stedim Biotech	66,140	$10,930,394
		146,445,683
GERMANY — 8.8%
BioNTech SE ADR *	113,750	9,140,950
Deutsche Boerse AG	218,487	44,657,996
Rational AG	31,697	26,280,629
SAP SE	339,740	68,245,471
Scout24 SE	654,603	50,014,132
		198,339,178
HONG KONG — 1.8%
AIA Group Ltd.	6,137,200	41,522,759
INDIA — 5.0%
HDFC Bank Ltd.	2,095,974	42,326,538
ICICI Lombard General Insurance Co., Ltd.	1,112,336	23,819,947
Reliance Industries Ltd.	1,239,771	46,474,835
		112,621,320
IRELAND — 2.0%
Kingspan Group PLC	538,925	45,801,995
ITALY — 5.3%
FinecoBank Banca Fineco SpA	2,240,345	33,289,857
Ryanair Holdings PLC ADR	469,290	54,644,127
Technoprobe SpA *	1,545,900	15,189,507
Wizz Air Holdings PLC *	592,294	16,704,616
		119,828,107
JAPAN — 12.5%
FANUC Corp.	962,300	26,417,761
Keyence Corp.	49,100	21,490,001
MonotaRO Co., Ltd.	1,530,000	17,918,720
NIDEC Corp.	318,000	14,309,847
Nihon M&A Center Holdings, Inc.	4,815,700	24,940,422
Nintendo Co., Ltd.	450,800	24,073,433
Olympus Corp.	1,425,700	23,014,117
Recruit Holdings Co., Ltd.	473,600	25,483,077
Shimano, Inc.	137,400	21,234,325

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford International Alpha Fund

	Shares	Value
Shiseido Co., Ltd.	595,000	$16,957,010
SMC Corp.	50,600	24,108,725
Sony Group Corp.	504,200	42,968,517
		282,915,955
NETHERLANDS — 6.9%
Adyen NV *	25,624	30,433,005
ASML Holding NV	44,248	45,096,072
EXOR NV	247,172	25,818,842
IMCD NV	208,257	28,707,691
Topicus.com, Inc.	307,450	26,294,105
		156,349,715
NORWAY — 0.2%
Aker Carbon Capture ASA *	8,952,243	5,591,536
PANAMA — 0.7%
Copa Holdings SA, Class A	168,888	16,074,760
RUSSIA — 0.0% (a)
MMC Norilsk Nickel PJSC *(b)	7,738,600	0
MMC Norilsk Nickel PJSC ADR *(b)	1	0
		0
SINGAPORE — 0.8%
Sea Ltd. ADR *	266,342	19,022,146
SOUTH AFRICA — 1.0%
Discovery Ltd.	3,139,265	23,240,267
SOUTH KOREA — 4.1%
Coupang, Inc. *	1,110,929	23,273,962
Samsung Electronics Co., Ltd.	1,196,519	70,419,711
		93,693,673
SPAIN — 1.5%
Amadeus IT Group SA	520,477	34,634,840

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford International Alpha Fund

	Shares	Value
SWEDEN — 4.0%
Atlas Copco AB, B Shares	2,995,573	$48,370,409
Epiroc AB, B Shares	1,840,799	33,789,379
MIPS AB	240,266	9,428,201
		91,587,989
SWITZERLAND — 1.3%
Cie Financiere Richemont SA	185,079	28,924,694
TAIWAN — 4.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	3,641,000	107,874,182
UNITED KINGDOM — 2.1%
B&M European Value Retail SA	3,408,687	18,778,408
Oxford Nanopore Technologies PLC *	3,153,979	3,763,676
Unilever PLC	445,473	24,450,835
		46,992,919
UNITED STATES — 7.1%
CRH PLC	712,044	52,765,465
Experian PLC	837,640	38,914,064
Monday.com Ltd. *	50,838	12,239,757
Nestle SA	272,535	27,818,816
Spotify Technology SA *	90,277	28,328,020
		160,066,122
Total Common Stocks
(cost $1,571,598,030)		2,239,740,958
WARRANT — 0.0% (a)
CANADA — 0.0% (a)
Constellation Software, Inc., expires 3/31/40 *	16,097	0
Total Warrant
(cost $0)		0

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford International Alpha Fund

Value
TOTAL INVESTMENTS — 99.0%
(cost $1,571,598,030)	$2,239,740,958
Other assets less liabilities — 1.0%	23,425,006
NET ASSETS — 100.0%	$2,263,165,964

(a)  Amount rounds to less than 0.1%.

(b)  Investment was valued using significant unobservable inputs.

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$432,425,564	$1,807,315,394	$0	$2,239,740,958
Warrant **	—	0	—	0
Total	$432,425,564	$1,807,315,394	$0	$2,239,740,958

**  Refer to Portfolio of Investments for further detail.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in 2022 in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. These market conditions have not changed during the period ended June 30, 2024 and as a result, management continue to value all the Russian securities listed in the Portfolio of Investments at $0 and include them within Level 3. There were no transfers into or out of Level 3 during the period ended June 30, 2024.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford International Alpha Fund

ASSETS
Investments, at value (cost $1,571,598,030)	$2,239,740,958
Cash	102,003,296
Foreign cash, at value (cost $1,369,836)	1,368,499
Tax reclaims receivable	5,324,198
Dividends receivable	2,493,643
Receivable for investments sold	1,074,817
Capital shares sold receivable	237,509
Prepaid assets	24,786
Total Assets	2,352,267,706
LIABILITIES
Advisory fee payable	2,080,783
Capital shares purchased payable	80,310,317
Deferred India capital gains tax liability (Note A)	3,196,091
Payable for investment purchased	2,282,609
Administration & Supervisory fee payable	393,785
Shareholder Servicing fee payable	392,237
Trustee fee payable	37,239
Commitment fee payable	8,183
Accrued expenses	400,498
Total Liabilities	89,101,742
NET ASSETS	$2,263,165,964
COMPOSITION OF NET ASSETS
Paid-in capital	$1,563,886,046
Total distributable earnings	699,279,918
$2,263,165,964
NET ASSET VALUE, PER SHARE
Class 2 ($401,406,432 / 30,373,022 shares outstanding), unlimited authorized, no par value	$13.22
Class 3 ($476,479,024 / 35,459,604 shares outstanding), unlimited authorized, no par value	$13.44
Class 4 ($409,222,999 / 29,875,260 shares outstanding), unlimited authorized, no par value	$13.70
Class 5 ($55,031,731 / 3,933,302 shares outstanding), unlimited authorized, no par value	$13.99
Class K ($811,035,571 / 61,631,715 shares outstanding), unlimited authorized, no par value	$13.16
Institutional Class ($109,990,207 / 8,280,814 shares outstanding), unlimited authorized, no par value	$13.28

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2024

For the Six Months Ended June 30, 2024 (unaudited)
Baillie Gifford International Alpha Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $3,536,690)	$24,375,868
Interest	349,626
Windfall tax recovery (Note A)	721,509
Total Investment Income	25,447,003
EXPENSES
Advisory fee (Note B)	4,135,355
Shareholder Servicing fees — Class 2 shares (Note B)	337,264
Shareholder Servicing fees — Class 3 shares (Note B)	235,081
Shareholder Servicing fees — Class 4 shares (Note B)	204,199
Shareholder Servicing fees — Class 5 shares (Note B)	5,341
Administration & Supervisory fee — Class K shares (Note B)	681,244
Administration & Supervisory fee — Institutional Class shares (Note B)	90,164
Transfer agency	72,535
Sub-transfer agency — Institutional Class shares	51,695
Fund accounting	201,056
Legal	189,115
Custody	152,530
Trustees' fees	76,452
Professional fees	55,175
Registration fees	19,749
Commitment fees	17,047
Line of credit interest	1,332
Miscellaneous	66,899
Total Expenses	6,592,233
Net Investment Income	18,854,770
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments (net of India capital gains tax expense of $424,153)	72,797,138
Foreign currency transactions	(633,133)
72,164,005
Net change in unrealized appreciation (depreciation) on:
Investments (net of change in deferred India capital gains tax liability of $1,428,297) (Note A)	10,320,350
Translation of net assets and liabilities denominated in foreign currencies	(290,091)
10,030,259
Net realized and unrealized gain	82,194,264
NET INCREASE IN NET ASSETS FROM OPERATIONS	$101,049,034

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2024

Baillie Gifford International Alpha Fund

	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$18,854,770	$22,449,360
Net realized gain	72,164,005	100,221,982
Net change in unrealized appreciation	10,030,259	261,721,601
Net Increase in Net Assets from Operations	101,049,034	384,392,943
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—	(4,612,541)
Class 3	—	(6,098,579)
Class 4	—	(7,901,757)
Class 5	—	(691,944)
Class K	—	(9,541,866)
Institutional Class	—	(1,150,216)
Total Distributions to Shareholders	—	(29,996,903)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	20,003,000	118,367,703 *
Class 3	575,000	181,561,466 *
Class 5	2,000,000	1,555,375
Class K	113,546,061	51,808,499 *
Institutional Class	17,225,289	27,910,940
Dividends reinvested:
Class 2	—	4,612,541
Class 3	—	6,098,579
Class 4	—	7,901,757
Class 5	—	691,944
Class K	—	8,881,452
Institutional Class	—	1,107,421
Cost of shares redeemed:
Class 2	(8,000,000)	(135,953,100)*
Class 3	(10,488,004)	(169,603,268)*
Class 4	(225,000,000)	—
Class 5	(1,670,901)	(9,078,801)
Class K	(93,670,133)	(120,504,731)
Institutional Class	(15,068,338)	(80,306,368)*
(Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(200,548,026)	(104,948,591)
Total Increase (Decrease) in Net Assets	(99,498,992)	249,447,449
NET ASSETS
Beginning of Period	2,362,664,956	2,113,217,507
End of Period	$2,263,165,964	$2,362,664,956

*  See Note D for details of share class conversions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford International Alpha Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$12.68		$10.81	$15.43	$16.78	$13.57	$10.78
From Investment Operations
Net investment income(a)	0.10		0.12	0.13	0.16	0.12	0.27
Net realized and unrealized gain (loss) on investments and foreign currency	0.44		1.91	(4.56)	(0.28)	3.47	3.20
Net increase (decrease) in net asset value from investment operations	0.54		2.03	(4.43)	(0.12)	3.59	3.47
Dividends and Distributions to Shareholders
From net investment income	—		(0.16)	(0.19)	(0.16)	(0.10)	(0.34)
From net realized gain on investments	—		—	—	(1.07)	(0.28)	(0.34)
Total dividends and distributions	—		(0.16)	(0.19)	(1.23)	(0.38)	(0.68)
Net asset value, end of period	$13.22		$12.68	$10.81	$15.43	$16.78	$13.57
Total Return
Total return based on net asset value(b)	4.25%		18.72%	(28.64)%	(0.65)%	26.45%	32.14%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$401,406		$372,487	$324,525	$334,569	$367,841	$513,803
Ratio of net expenses to average net assets	0.58	%*	0.60%	0.61%	0.58%	0.59%	0.61%
Ratio of net investment income to average net assets	1.54	%*	1.02%	1.17%	0.94%	0.85%	2.11	%(c)
Portfolio turnover rate(d)	12%		16%	19%	16%	24%	13%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Ratio includes taxable stock dividends that were treated as income.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford International Alpha Fund
Selected data for a Class 3 share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$12.89		$10.99	$15.67	$17.02	$13.76	$10.92
From Investment Operations
Net investment income(a)	0.11		0.11	0.15	0.18	0.13	0.28
Net realized and unrealized gain (loss) on investments and foreign currency	0.44		1.96	(4.63)	(0.28)	3.52	3.24
Net increase (decrease) in net asset value from investment operations	0.55		2.07	(4.48)	(0.10)	3.65	3.52
Dividends and Distributions to Shareholders
From net investment income	—		(0.17)	(0.20)	(0.18)	(0.11)	(0.34)
From net realized gain on investments	—		—	—	(1.07)	(0.28)	(0.34)
Total dividends and distributions	—		(0.17)	(0.20)	(1.25)	(0.39)	(0.68)
Net asset value, end of period	$13.44		$12.89	$10.99	$15.67	$17.02	$13.76
Total Return
Total return based on net asset value(b)	4.28%		18.80%	(28.59)%	(0.58)%	26.54%	32.23%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$476,479		$466,685	$388,155	$524,717	$757,194	$668,206
Ratio of net expenses to average net assets	0.51	%*	0.53%	0.54%	0.51%	0.52%	0.54%
Ratio of net investment income to average net assets	1.60	%*	0.93%	1.22%	1.01%	0.92%	2.18	%(c)
Portfolio turnover rate(d)	12%		16%	19%	16%	24%	13%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Ratio includes taxable stock dividends that were treated as income.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford International Alpha Fund
Selected data for a Class 4 share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$13.14		$11.20	$15.96	$17.32	$14.00	$11.10
From Investment Operations
Net investment income(a)	0.11		0.13	0.16	0.19	0.12	0.28
Net realized and unrealized gain (loss) on investments and foreign currency	0.45		1.98	(4.72)	(0.30)	3.60	3.31
Net increase (decrease) in net asset value from investment operations	0.56		2.11	(4.56)	(0.11)	3.72	3.59
Dividends and Distributions to Shareholders
From net investment income	—		(0.17)	(0.20)	(0.18)	(0.12)	(0.35)
From net realized gain on investments	—		—	—	(1.07)	(0.28)	(0.34)
Total dividends and distributions	—		(0.17)	(0.20)	(1.25)	(0.40)	(0.69)
Net asset value, end of period	$13.70		$13.14	$11.20	$15.96	$17.32	$14.00
Total Return
Total return based on net asset value(b)	4.30%		18.83%	(28.57)%	(0.55)%	26.57%	32.27%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$409,223		$607,974	$511,620	$912,395	$1,082,123	$580,146
Ratio of net expenses to average net assets	0.48	%*	0.50%	0.51%	0.48%	0.49%	0.51%
Ratio of net investment income to average net assets	1.60	%*	1.05%	1.26%	1.03%	0.82%	2.20	%(c)
Portfolio turnover rate(d)	12%		16%	19%	16%	24%	13%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Ratio includes taxable stock dividends that were treated as income.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford International Alpha Fund
Selected data for a Class 5 share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$13.41		$11.43	$16.29	$17.65	$14.26	$11.30
From Investment Operations
Net investment income(a)	0.11		0.14	0.17	0.20	0.14	0.30
Net realized and unrealized gain (loss) on investments and foreign currency	0.47		2.02	(4.82)	(0.30)	3.66	3.35
Net increase (decrease) in net asset value from investment operations	0.58		2.16	(4.65)	(0.10)	3.80	3.65
Dividends and Distributions to Shareholders
From net investment income	—		(0.18)	(0.21)	(0.19)	(0.13)	(0.35)
From net realized gain on investments	—		—	—	(1.07)	(0.28)	(0.34)
Total dividends and distributions	—		(0.18)	(0.21)	(1.26)	(0.41)	(0.69)
Net asset value, end of period	$13.99		$13.41	$11.43	$16.29	$17.65	$14.26
Total Return
Total return based on net asset value(b)	4.32%		18.89%	(28.53)%	(0.50)%	26.64%	32.34%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$55,032		$52,590	$51,400	$125,578	$149,745	$104,935
Ratio of net expenses to average net assets	0.43	%*	0.45%	0.46%	0.43%	0.44%	0.46%
Ratio of net investment income to average net assets	1.68	%*	1.11%	1.39%	1.09%	0.94%	2.25	%(c)
Portfolio turnover rate(d)	12%		16%	19%	16%	24%	13%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Ratio includes taxable stock dividends that were treated as income.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford International Alpha Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$12.63		$10.77	$15.36	$16.71	$13.53	$10.75
From Investment Operations
Net investment income(a)	0.10		0.11	0.14	0.16	0.10	0.26
Net realized and unrealized gain (loss) on investments and foreign currency	0.43		1.91	(4.54)	(0.27)	3.47	3.20
Net increase (decrease) in net asset value from investment operations	0.53		2.02	(4.40)	(0.11)	3.57	3.46
Dividends and Distributions to Shareholders
From net investment income	—		(0.16)	(0.19)	(0.17)	(0.11)	(0.34)
From net realized gain on investments	—		—	—	(1.07)	(0.28)	(0.34)
Total dividends and distributions	—		(0.16)	(0.19)	(1.24)	(0.39)	(0.68)
Net asset value, end of period	$13.16		$12.63	$10.77	$15.36	$16.71	$13.53
Total Return
Total return based on net asset value(b)	4.20%		18.76%	(28.65)%	(0.62)%	26.40%	32.16%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$811,035		$759,520	$700,531	$1,222,693	$1,083,711	$566,554
Ratio of net expenses to average net assets	0.58	%*	0.60%	0.61%	0.58%	0.59%	0.61%
Ratio of net investment income to average net assets	1.54	%*	0.97%	1.20%	0.92%	0.74%	2.09	%(c)
Portfolio turnover rate(d)	12%		16%	19%	16%	24%	13%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Ratio includes taxable stock dividends that were treated as income.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.
The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford International Alpha Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$12.75		$10.87	$15.41	$16.76	$13.58	$10.79
From Investment Operations
Net investment income(a)	0.08		0.11	0.14	0.14	0.08	0.25
Net realized and unrealized gain (loss) on investments and foreign currency	0.45		1.91	(4.56)	(0.27)	3.49	3.22
Net increase (decrease) in net asset value from investment operations	0.53		2.02	(4.42)	(0.13)	3.57	3.47
Dividends and Distributions to Shareholders
From net investment income	—		(0.14)	(0.12)	(0.15)	(0.11)	(0.34)
From net realized gain on investments	—		—	—	(1.07)	(0.28)	(0.34)
Total dividends and distributions	—		(0.14)	(0.12)	(1.22)	(0.39)	(0.68)
Net asset value, end of period	$13.28		$12.75	$10.87	$15.41	$16.76	$13.58
Total Return
Total return based on net asset value(b)	4.16%		18.60%	(28.67)%	(0.74)%	26.29%	32.11%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$109,990		$103,409	$136,987	$758,401	$729,705	$126,189
Ratio of net expenses to average net assets	0.68	%*	0.68%	0.71%	0.68%	0.67%	0.67%
Ratio of net investment income to average net assets	1.44	%*	0.92%	1.20%	0.82%	0.52%	1.93	%(c)
Portfolio turnover rate(d)	12%		16%	19%	16%	24%	13%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Ratio includes taxable stock dividends that were treated as income.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford International Concentrated Growth Equities Fund

	Value	% of Total Net Assets
Apparel	$5,317,271	7.2%
Auto Manufacturers	4,932,026	6.6
Biotechnology	5,006,231	6.7
Commercial Services	4,581,652	6.2
Cosmetics/Personal Care	1,580,634	2.1
Energy — Alternate Sources	185,358	0.2
Healthcare — Services	57,326	0.1
Internet	30,329,445	40.8
Investment Companies	728,198	1.0
Machinery — Diversified	1,501,101	2.0
Retail	1,532,470	2.1
Semiconductors	17,062,998	23.0
Total Value of Investments	72,814,710	98.0
Other assets less liabilities	1,489,156	2.0
Net Assets	$74,303,866	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford International Concentrated Growth Equities Fund

	Shares	Value
COMMON STOCKS — 98.0%
BRAZIL — 12.2%
MercadoLibre, Inc. *	5,516	$9,064,995
CANADA — 2.6%
Shopify, Inc., Class A *	29,663	1,959,241
CHINA — 10.8%
BYD Co., Ltd., Class H	25,500	757,321
Meituan, Class B *	222,130	3,157,420
PDD Holdings, Inc. ADR *	13,875	1,844,681
Tencent Holdings Ltd.	47,100	2,234,439
		7,993,861
DENMARK — 2.2%
Genmab A/S *	6,622	1,659,430
FRANCE — 9.3%
Hermes International	1,445	3,337,408
Kering	5,443	1,979,864
L'Oreal SA	3,591	1,580,634
		6,897,906
GERMANY — 3.2%
BioNTech SE ADR *	9,943	799,020
Zalando SE *	65,282	1,532,470
		2,331,490
ITALY — 4.4%
Ferrari NV	8,090	3,301,461
JAPAN — 0.6%
M3, Inc.	51,400	491,796
NETHERLANDS — 15.9%
Adyen NV *	2,785	3,307,677
ASML Holding NV	8,320	8,479,464
		11,787,141

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford International Concentrated Growth Equities Fund

	Shares	Value
SOUTH KOREA — 5.5%
Coupang, Inc. *	111,334	$2,332,447
Delivery Hero SE *	70,974	1,685,959
		4,018,406
SWEDEN — 3.0%
Atlas Copco AB, B Shares	92,963	1,501,101
Kinnevik AB, B Shares *	88,962	728,198
		2,229,299
TAIWAN — 2.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	63,000	1,866,540
UNITED KINGDOM — 3.1%
Ocado Group PLC *	290,846	1,056,423
Wise PLC, Class A *	148,540	1,273,975
		2,330,398
UNITED STATES — 22.7%
Ginkgo Bioworks Holdings, Inc. *	171,482	57,326
Moderna, Inc. *	21,455	2,547,781
NVIDIA Corp.	54,371	6,716,993
SolarEdge Technologies, Inc. *	7,338	185,358
Spotify Technology SA *	20,721	6,502,043
Tesla, Inc. *	4,413	873,245
		16,882,746
TOTAL INVESTMENTS — 98.0%
(cost $61,928,737)		$72,814,710
Other assets less liabilities — 2.0%		1,489,156
NET ASSETS — 100.0%		$74,303,866

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford International Concentrated Growth Equities Fund

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$32,883,130	$39,931,580	$—	$72,814,710
Total	$32,883,130	$39,931,580	$—	$72,814,710

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford International Concentrated Growth Equities Fund

ASSETS
Investments, at value (cost $61,928,737)	$72,814,710
Cash	1,509,880
Capital shares sold receivable	99,807
Tax reclaims receivable	28,872
Due from Manager	26,016
Dividends receivable	13,843
Prepaid assets	17,301
Total Assets	74,510,429
LIABILITIES
Advisory fee payable	78,829
Administration & Supervisory fee payable	33,502
Capital shares purchased payable	27,388
Trustee fee payable	1,247
Commitment fee payable	274
Accrued expenses	65,323
Total Liabilities	206,563
NET ASSETS	$74,303,866
COMPOSITION OF NET ASSETS
Paid-in capital	$95,331,925
Total accumulated (loss)	(21,028,059)
$74,303,866
NET ASSET VALUE, PER SHARE
Class K ($32,734,573 / 4,498,379 shares outstanding), unlimited authorized, no par value	$7.28
Institutional Class ($41,569,293 / 5,796,437 shares outstanding), unlimited authorized, no par value	$7.17

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2024

For the Six Months Ended June 30, 2024 (unaudited)
Baillie Gifford International Concentrated Growth Equities Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $54,590)	$240,566
Non-cash income	208,200
Interest	14,943
Total Investment Income	463,709
EXPENSES
Advisory fee (Note B)	156,484
Administration & Supervisory fee — Class K shares (Note B)	28,904
Administration & Supervisory fee — Institutional Class shares (Note B)	37,602
Transfer agency	23,090
Sub-transfer agency — Institutional Class shares	20,832
Fund accounting	48,571
Professional fees	19,134
Registration fees	18,197
Custody	7,988
Legal	6,216
Trustees' fees	2,500
Commitment fees	557
Line of credit interest	259
Miscellaneous	4,933
Total Expenses	375,267
Fees waived/expenses reimbursed	(72,763)
Total Expenses after Waiver	302,504
Net Investment Income	161,205
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	(77,679)
Foreign currency transactions	2,481
(75,198)
Net change in unrealized appreciation (depreciation) on:
Investments	9,258,543
Translation of net assets and liabilities denominated in foreign currencies	(131)
9,258,412
Net realized and unrealized gain	9,183,214
NET INCREASE IN NET ASSETS FROM OPERATIONS	$9,344,419

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2024

Baillie Gifford International Concentrated Growth Equities Fund

	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$161,205	$(134,071)
Net realized (loss)	(75,198)	(5,161,291)
Net change in unrealized appreciation	9,258,412	14,543,247
Net Increase in Net Assets from Operations	9,344,419	9,247,885
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class K	2,590,393	5,810,022
Institutional Class	5,059,218	26,448,824
Cost of shares redeemed:
Class K	(6,762,733)	(7,167,004)
Institutional Class	(11,504,256)	(26,262,204)
(Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(10,617,378)	(1,170,362)
Total Increase (Decrease) in Net Assets	(1,272,959)	8,077,523
NET ASSETS
Beginning of Period	75,576,825	67,499,302
End of Period	$74,303,866	$75,576,825

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford International Concentrated Growth Equities Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$6.47		$5.63	$9.89		$12.31	$12.70	$8.75
From Investment Operations
Net investment income (loss)(a)	0.02		(0.01)	(0.01)		0.04	(0.04)	0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.79		0.85	(3.91)		0.03	12.16	3.94
Net increase (decrease) in net asset value from investment operations	0.81		0.84	(3.92)		0.07	12.12	3.97
Dividends and Distributions to Shareholders
From net investment income	—		—	(0.00	)(b)	(0.03)	—	(0.02)
From net realized gain on investments	—		—	(0.34)		(2.46)	(12.51)	—
Total dividends and distributions	—		—	(0.34)		(2.49)	(12.51)	(0.02)
Net asset value, end of period	$7.28		$6.47	$5.63		$9.89	$12.31	$12.70
Total Return
Total return based on net asset value(c)	12.52%		14.92%	(39.55)%		0.74%	97.24%	45.26%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$32,735		$32,839	$29,867		$56,513	$42,357	$101,797
Ratio of net expenses to average net assets, before waiver	0.91	%*	0.89%	0.91%		0.79%	0.79%	0.90%
Ratio of net expenses to average net assets, after waiver	0.72	%*	0.72%	0.72%		0.72%	0.72%	0.72%
Ratio of net investment income (loss) to average net assets	0.48	%*	(0.09)%	(0.10)%		0.27%	(0.26)%	0.26%
Portfolio turnover rate(d)	11%		28%	65%		54%	59%	4%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford International Concentrated Growth Equities Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022		For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$6.38		$5.56	$9.78		$12.19	$12.65	$8.72
From Investment Operations
Net investment income (loss)(a)	0.01		(0.01)	(0.01)		0.01	(0.09)	0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.78		0.83	(3.87)		0.05	12.14	3.92
Net increase (decrease) in net asset value from investment operations	0.79		0.82	(3.88)		0.06	12.05	3.95
Dividends and Distributions to Shareholders
From net investment income	—		—	(0.00	)(b)	(0.01)	—	(0.02)
From net realized gain on investments	—		—	(0.34)		(2.46)	(12.51)	—
Total dividends and distributions	—		—	(0.34)		(2.47)	(12.51)	(0.02)
Net asset value, end of period	$7.17		$6.38	$5.56		$9.78	$12.19	$12.65
Total Return
Total return based on net asset value(c)	12.38%		14.75%	(39.58)%		0.69%	97.09%	45.32%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$41,569		$42,738	$37,633		$57,278	$18,012	$876
Ratio of net expenses to average net assets, before waiver	1.00	%*	0.99%	1.00%		0.90%	0.87%	0.91%
Ratio of net expenses to average net assets, after waiver	0.81	%*	0.82%	0.81%		0.83%	0.80%	0.73%
Ratio of net investment income (loss) to average net assets	0.36	%*	(0.22)%	(0.22)%		0.11%	(0.47)%	0.30%
Portfolio turnover rate(d)	11%		28%	65%		54%	59%	4%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford International Growth Fund

	Value	% of Total Net Assets
Airlines	$19,359,388	0.6%
Apparel	59,655,598	2.0
Auto Manufacturers	190,578,206	6.3
Auto Parts & Equipment	13,771,873	0.5
Banks	75,193,252	2.5
Biotechnology	167,959,295	5.6
Chemicals	24,400,852	0.8
Commercial Services	157,804,377	5.2
Computers	9,133,972	0.3
Cosmetics/Personal Care	90,966,813	3.0
Diversified Financial Services	41,909,964	1.4
Electronics	74,041,453	2.5
Energy — Alternate Sources	46,367,841	1.5
Food	5,365,275	0.2
Healthcare — Products	31,267,572	1.0
Healthcare — Services	9,213,475	0.3
Insurance	62,714,441	2.1
Internet	915,114,095	30.2
Investment Companies	73,791,108	2.4
Machinery — Diversified	170,868,857	5.6
Metal Fabricate/Hardware	56,437,930	1.9
Pharmaceuticals	16,181,890	0.5
Retail	23,419,895	0.8
Semiconductors	430,536,995	14.2
Software	236,854,886	7.8
Total Value of Investments	3,002,909,303	99.2
Other assets less liabilities	25,135,814	0.8
Net Assets	$3,028,045,117	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford International Growth Fund

	Shares	Value
COMMON STOCKS — 98.1%
AUSTRALIA — 2.8%
WiseTech Global Ltd.	1,265,579	$84,134,283
BELGIUM — 0.7%
Umicore SA	1,410,494	21,226,224
BRAZIL — 7.9%
MercadoLibre, Inc. *	114,308	187,853,767
NU Holdings Ltd., Class A *	3,965,846	51,119,755
		238,973,522
CANADA — 1.5%
Kinaxis, Inc. *	178,405	20,573,205
Shopify, Inc., Class A *	390,178	25,771,257
		46,344,462
CHINA — 10.2%
BYD Co., Ltd., Class H	1,930,000	57,318,767
Ganfeng Lithium Group Co., Ltd., Class H	1,634,000	3,174,628
Meituan, Class B *	5,932,650	84,328,406
PDD Holdings, Inc. ADR *	605,301	80,474,768
Tencent Holdings Ltd.	1,553,400	73,693,805
Wuxi Biologics Cayman, Inc. *	6,260,500	9,213,475
		308,203,849
DENMARK — 5.4%
Ambu A/S, B Shares *	1,624,439	31,267,572
Genmab A/S *	283,992	71,166,540
Vestas Wind Systems A/S *	1,895,246	43,946,898
Zealand Pharma A/S *	126,594	16,181,890
		162,562,900
FRANCE — 5.3%
Hermes International	8,719	20,137,618
Kering	108,642	39,517,980
L'Oreal SA	206,665	90,966,813
SOITEC *	96,294	10,691,182
		161,313,593

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford International Growth Fund

	Shares	Value
GERMANY — 1.7%
AIXTRON SE	1,140,154	$22,369,845
HelloFresh SE *	1,110,944	5,365,275
Zalando SE *	997,669	23,419,895
		51,155,015
HONG KONG — 2.8%
AIA Group Ltd.	9,269,400	62,714,441
Hong Kong Exchanges & Clearing Ltd.	657,501	21,042,105
		83,756,546
INDIA — 1.3%
HDFC Bank Ltd.	1,192,099	24,073,497
MakeMyTrip Ltd. *	171,091	14,388,753
		38,462,250
ISRAEL — 3.4%
Mobileye Global, Inc., Class A *	490,364	13,771,873
Wix.com Ltd. *	555,671	88,390,586
		102,162,459
ITALY — 5.8%
Ferrari NV	326,543	133,259,439
Prysmian SpA	381,101	23,528,028
Wizz Air Holdings PLC *	686,424	19,359,388
		176,146,855
JAPAN — 5.7%
Advantest Corp.	627,400	25,425,982
CyberAgent, Inc.	1,328,800	8,327,841
GMO Payment Gateway, Inc.	210,600	11,660,173
M3, Inc.	2,136,000	20,437,289
NIDEC Corp.	903,000	40,634,565
SBI Holdings, Inc.	822,200	20,867,859
SMC Corp.	95,000	45,263,417
		172,617,126
NETHERLANDS — 15.9%
Adyen NV *	97,576	115,888,655
Argenx SE *	223,082	96,792,755

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford International Growth Fund

	Shares	Value
ASML Holding NV	206,910	$210,875,707
EXOR NV	557,751	58,260,988
		481,818,105
NEW ZEALAND — 1.0%
Xero Ltd. *	338,767	30,636,900
NORWAY — 0.3%
AutoStore Holdings Ltd. *	7,788,131	9,133,972
SINGAPORE — 1.0%
Sea Ltd. ADR *	434,498	31,031,847
SOUTH KOREA — 3.6%
Coupang, Inc. *	3,799,496	79,599,441
Delivery Hero SE *	1,310,316	31,126,043
		110,725,484
SWEDEN — 4.7%
Atlas Copco AB, A Shares	6,689,589	125,605,440
Kinnevik AB, B Shares *	1,897,274	15,530,120
		141,135,560
SWITZERLAND — 1.8%
Temenos AG	284,653	19,615,766
VAT Group AG	58,283	32,909,902
		52,525,668
TAIWAN — 5.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	5,440,000	161,174,279
UNITED KINGDOM — 1.6%
Ocado Group PLC *	5,227,773	18,988,531
Wise PLC, Class A *	3,527,667	30,255,549
		49,244,080
UNITED STATES — 8.4%
Atlassian Corp., Class A *	89,479	15,827,046
Elastic NV *	579,999	66,067,686

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford International Growth Fund

	Shares	Value
SolarEdge Technologies, Inc. *	95,841	$2,420,944
Spotify Technology SA *	544,000	170,701,760
		255,017,436
Total Common Stocks
(cost $2,031,370,369)		2,969,502,415
PREFERRED STOCKS — 1.1%
GERMANY — 1.1%
Sartorius AG 0.33%	142,712	33,406,888
Total Preferred Stocks
(cost $30,790,515)		33,406,888
TOTAL INVESTMENTS — 99.2%
(cost $2,062,160,884)		$3,002,909,303
Other assets less liabilities — 0.8%		25,135,814
NET ASSETS — 100.0%		$3,028,045,117

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$847,992,688	$2,121,509,727	$—	$2,969,502,415
Preferred Stocks **	—	33,406,888	—	33,406,888
Total	$847,992,688	$2,154,916,615	$—	$3,002,909,303

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford International Growth Fund

ASSETS
Investments, at value (cost $2,062,160,884)	$3,002,909,303
Cash	15,341,628
Foreign cash, at value (cost $250,470)	250,010
Receivable for investments sold	10,038,001
Tax reclaims receivable	1,958,889
Capital shares sold receivable	1,711,981
Dividends receivable	1,273,837
Prepaid assets	28,714
Total Assets	3,033,512,363
LIABILITIES
Advisory fee payable	2,544,082
Capital shares purchased payable	1,066,927
Deferred India capital gains tax liability (Note A)	725,294
Shareholder Servicing fee payable	527,866
Administration & Supervisory fee payable	133,408
Trustee fee payable	46,492
Commitment fee payable	10,205
Accrued expenses	412,972
Total Liabilities	5,467,246
NET ASSETS	$3,028,045,117
COMPOSITION OF NET ASSETS
Paid-in capital	$1,960,908,127
Total distributable earnings	1,067,136,990
$3,028,045,117
NET ASSET VALUE, PER SHARE
Class 2 ($804,111,841 / 61,875,234 shares outstanding), unlimited authorized, no par value	$13.00
Class 3 ($93,525,521 / 7,173,990 shares outstanding), unlimited authorized, no par value	$13.04
Class 4 ($594,402,390 / 45,570,253 shares outstanding), unlimited authorized, no par value	$13.04
Class 5 ($1,224,924,962 / 93,629,842 shares outstanding), unlimited authorized, no par value	$13.08
Class K ($71,215,445 / 5,492,245 shares outstanding), unlimited authorized, no par value	$12.97
Institutional Class ($239,864,958 / 18,553,877 shares outstanding), unlimited authorized, no par value	$12.93

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2024

For the Six Months Ended June 30, 2024 (unaudited)
Baillie Gifford International Growth Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $1,926,622)	$13,558,481
Non-cash income	4,186,134
Interest	356,043
Windfall tax recovery (Note A)	2,806,610
Total Investment Income	20,907,268
EXPENSES
Advisory fee (Note B)	5,045,432
Shareholder Servicing fees — Class 2 shares (Note B)	635,078
Shareholder Servicing fees — Class 3 shares (Note B)	81,816
Shareholder Servicing fees — Class 4 shares (Note B)	203,626
Shareholder Servicing fees — Class 5 shares (Note B)	119,878
Administration & Supervisory fee — Class K shares (Note B)	59,650
Administration & Supervisory fee — Institutional Class shares (Note B)	201,393
Transfer agency	65,604
Sub-transfer agency — Institutional Class shares	97,923
Fund accounting	251,207
Legal	235,251
Custody	149,701
Trustees' fees	95,259
Professional fees	45,158
Commitment fees	21,247
Registration fees	20,799
Miscellaneous	66,072
Total Expenses	7,395,094
Net Investment Income	13,512,174
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	92,849,085
Foreign currency transactions	(93,452)
92,755,633
Net change in unrealized appreciation (depreciation) on:
Investments (net of change in deferred India capital gains tax liability of $640,802) (Note A)	18,870,772
Translation of net assets and liabilities denominated in foreign currencies	(106,466)
18,764,306
Net realized and unrealized gain	111,519,939
NET INCREASE IN NET ASSETS FROM OPERATIONS	$125,032,113

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2024

Baillie Gifford International Growth Fund

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$13,512,174		$10,785,352
Net realized gain	92,755,633		66,982,774
Net change in unrealized appreciation	18,764,306		295,080,020
Net Increase in Net Assets from Operations	125,032,113		372,848,146
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—		(2,759,112)
Class 3	—		(1,101,812)
Class 4	—		(2,770,069)
Class 5	—		(6,235,027)
Class K	—		(265,664)
Institutional Class	—		(745,677)
Total Distributions to Shareholders	—		(13,877,361)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	171,405,507	*	28,506,000
Class 3	97,075,207	*	1,800,000
Class 4	—		16,000,000
Class K	2,486,131		5,065,217
Institutional Class	46,361,946		99,580,505
Dividends reinvested:
Class 2	—		2,757,162
Class 3	—		1,096,924
Class 4	—		2,770,069
Class 5	—		6,235,027
Class K	—		265,664
Institutional Class	—		711,714
Cost of shares redeemed:
Class 2	(102,075,207	)*	(10,145,987)
Class 3	(252,852,507	)*	(16,700,000)
Class 4	—		(7,400,000)
Class K	(1,715,290)		(2,680,104)
Institutional Class	(57,507,655)		(82,215,244)
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(96,821,868)		45,646,947
Total Increase in Net Assets	28,210,245		404,617,732
NET ASSETS
Beginning of Period	2,999,834,872		2,595,217,140
End of Period	$3,028,045,117		$2,999,834,872

*  See Note D for details of share class conversions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford International Growth Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$12.47		$10.96	$16.81	$21.56	$14.59	$10.74
From Investment Operations
Net investment income(a)	0.06		0.04	0.08	0.15	0.00 (b)	0.15
Net realized and unrealized gain (loss) on investments and foreign currency	0.47		1.52	(5.87)	(2.20)	9.17	3.87
Net increase (decrease) in net asset value from investment operations	0.53		1.56	(5.79)	(2.05)	9.17	4.02
Dividends and Distributions to Shareholders
From net investment income	—		(0.04)	(0.01)	(0.41)	—	(0.15)
From net realized gain on investments	—		(0.01)	(0.05)	(2.29)	(2.20)	(0.02)
Total dividends and distributions	—		(0.05)	(0.06)	(2.70)	(2.20)	(0.17)
Net asset value, end of period	$13.00		$12.47	$10.96	$16.81	$21.56	$14.59
Total Return
Total return based on net asset value(c)	4.18%		14.31%	(34.43)%	(9.40)%	62.95%	37.34%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$804,112		$702,932	$598,426	$455,384	$599,275	$874,230
Ratio of net expenses to average net assets	0.57	%*	0.58%	0.60%	0.57%	0.58%	0.60%
Ratio of net investment income to average net assets	0.88	%*	0.30%	0.68%	0.68%	0.02%	1.16	%(d)
Portfolio turnover rate(e)	9%		12%	12%	13%	26%	6%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Ratio includes taxable stock dividends that were treated as income.

(e)  Portfolio turnover rate calculated at Fund level. and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford International Growth Fund
Selected data for a Class 3 share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$12.51		$10.99	$16.85	$21.63	$14.62	$10.76
From Investment Operations
Net investment income(a)	0.03		0.05	0.08	0.16	0.01	0.16
Net realized and unrealized gain (loss) on investments and foreign currency	0.50		1.53	(5.87)	(2.21)	9.20	3.88
Net increase (decrease) in net asset value from investment operations	0.53		1.58	(5.79)	(2.05)	9.21	4.04
Dividends and Distributions to Shareholders
From net investment income	—		(0.05)	(0.02)	(0.44)	—	(0.16)
From net realized gain on investments	—		(0.01)	(0.05)	(2.29)	(2.20)	(0.02)
Total dividends and distributions	—		(0.06)	(0.07)	(2.73)	(2.20)	(0.18)
Net asset value, end of period	$13.04		$12.51	$10.99	$16.85	$21.63	$14.62
Total Return
Total return based on net asset value(b)	4.21%		14.39%	(34.38)%	(9.34)%	63.07%	37.44%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$93,526		$242,269	$225,485	$503,783	$693,179	$546,477
Ratio of net expenses to average net assets	0.50	%*	0.51%	0.53%	0.50%	0.51%	0.53%
Ratio of net investment income to average net assets	0.54	%*	0.39%	0.64%	0.74%	0.03%	1.22	%(c)
Portfolio turnover rate(d)	9%		12%	12%	13%	26%	6%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Ratio includes taxable stock dividends that were treated as income.

(d)  Portfolio turnover rate calculated at Fund level. and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford International Growth Fund
Selected data for a Class 4 share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$12.51		$10.99	$16.86	$21.65	$14.63	$10.77
From Investment Operations
Net investment income(a)	0.06		0.05	0.09	0.17	0.01	0.16
Net realized and unrealized gain (loss) on investments and foreign currency	0.47		1.54	(5.89)	(2.21)	9.21	3.88
Net increase (decrease) in net asset value from investment operations	0.53		1.59	(5.80)	(2.04)	9.22	4.04
Dividends and Distributions to Shareholders
From net investment income	—		(0.06)	(0.02)	(0.46)	0.00 (b)	(0.16)
From net realized gain on investments	—		(0.01)	(0.05)	(2.29)	(2.20)	(0.02)
Total dividends and distributions	—		(0.07)	(0.07)	(2.75)	(2.20)	(0.18)
Net asset value, end of period	$13.04		$12.51	$10.99	$16.86	$21.65	$14.63
Total Return
Total return based on net asset value(c)	4.23%		14.42%	(34.36)%	(9.31)%	63.12%	37.48%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$594,402		$570,283	$491,265	$860,635	$969,427	$283,094
Ratio of net expenses to average net assets	0.47	%*	0.48%	0.50%	0.47%	0.48%	0.50%
Ratio of net investment income to average net assets	0.93	%*	0.41%	0.72%	0.78%	0.06%	1.26	%(d)
Portfolio turnover rate(e)	9%		12%	12%	13%	26%	6%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Ratio includes taxable stock dividends that were treated as income.

(e)  Portfolio turnover rate calculated at Fund level. and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford International Growth Fund
Selected data for a Class 5 share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$12.55		$11.02	$16.91	$21.70	$14.66	$10.79
From Investment Operations
Net investment income(a)	0.06		0.06	0.09	0.18	0.02	0.17
Net realized and unrealized gain (loss) on investments and foreign currency	0.47		1.54	(5.90)	(2.21)	9.23	3.89
Net increase (decrease) in net asset value from investment operations	0.53		1.60	(5.81)	(2.03)	9.25	4.06
Dividends and Distributions to Shareholders
From net investment income	—		(0.06)	(0.03)	(0.47)	(0.01)	(0.17)
From net realized gain on investments	—		(0.01)	(0.05)	(2.29)	(2.20)	(0.02)
Total dividends and distributions	—		(0.07)	(0.08)	(2.76)	(2.21)	(0.19)
Net asset value, end of period	$13.08		$12.55	$11.02	$16.91	$21.70	$14.66
Total Return
Total return based on net asset value(b)	4.25%		14.48%	(34.33)%	(9.27)%	63.20%	37.55%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,224,925		$1,174,929	$1,026,319	$1,562,791	$1,842,231	$1,298,918
Ratio of net expenses to average net assets	0.42	%*	0.43%	0.45%	0.42%	0.43%	0.45%
Ratio of net investment income to average net assets	0.98	%*	0.46%	0.79%	0.82%	0.13%	1.31	%(c)
Portfolio turnover rate(d)	9%		12%	12%	13%	26%	6%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Ratio includes taxable stock dividends that were treated as income.

(d)  Portfolio turnover rate calculated at Fund level. and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford International Growth Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020		For the Year Ended December 31, 2019
Net asset value, beginning of period	$12.45		$10.93	$16.77	$21.54	$14.58		$10.73
From Investment Operations
Net investment income (loss)(a)	0.05		0.04	0.08	0.15	(0.05	)(b)	0.15
Net realized and unrealized gain (loss) on investments and foreign currency	0.47		1.53	(5.86)	(2.20)	9.21		3.87
Net increase (decrease) in net asset value from investment operations	0.52		1.57	(5.78)	(2.05)	9.16		4.02
Dividends and Distributions to Shareholders
From net investment income	—		(0.04)	(0.01)	(0.43)	—	(c)	(0.15)
From net realized gain on investments	—		(0.01)	(0.05)	(2.29)	(2.20)		(0.02)
Total dividends and distributions	—		(0.05)	(0.06)	(2.72)	(2.20)		(0.17)
Net asset value, end of period	$12.97		$12.45	$10.93	$16.77	$21.54		$14.58
Total Return
Total return based on net asset value(d)	4.18%		14.36%	(34.43)%	(9.43)%	62.95%		37.40%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$71,215		$67,516	$57,075	$82,820	$130,401		$7
Ratio of net expenses to average net assets	0.57	%*	0.58%	0.60%	0.57%	0.58%		0.60%
Ratio of net investment income (loss) to average net assets	0.84	%*	0.31%	0.66%	0.69%	(0.26)%		1.17	%(e)
Portfolio turnover rate(f)	9%		12%	12%	13%	26%		6%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Calculation of the net gain or (loss) per share may not correlate to the aggregate investment income presented in the Statement of Operations due to the allocation of expenses across the share classes.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Ratio includes taxable stock dividends that were treated as income.

(f)  Portfolio turnover rate calculated at Fund level. and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford International Growth Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$12.41		$10.90	$16.72	$21.48	$14.55	$10.72
From Investment Operations
Net investment income (loss)(a)	0.05		0.02	0.07	0.12	(0.03)	0.15
Net realized and unrealized gain (loss) on investments and foreign currency	0.47		1.53	(5.84)	(2.18)	9.16	3.85
Net increase (decrease) in net asset value from investment operations	0.52		1.55	(5.77)	(2.06)	9.13	4.00
Dividends and Distributions to Shareholders
From net investment income	—		(0.03)	—	(0.41)	—	(0.15)
From net realized gain on investments	—		(0.01)	(0.05)	(2.29)	(2.20)	(0.02)
Total dividends and distributions	—		(0.04)	(0.05)	(2.70)	(2.20)	(0.17)
Net asset value, end of period	$12.93		$12.41	$10.90	$16.72	$21.48	$14.55
Total Return
Total return based on net asset value(b)	4.19%		14.20%	(34.49)%	(9.49)%	62.84%	37.25%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$239,865		$241,906	$196,648	$321,882	$308,176	$26,800
Ratio of net expenses to average net assets	0.65	%*	0.66%	0.68%	0.65%	0.64%	0.65%
Ratio of net investment income (loss) to average net assets	0.75	%*	0.19%	0.60%	0.55%	(0.16)%	1.09	%(c)
Portfolio turnover rate(d)	9%		12%	12%	13%	26%	6%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Ratio includes taxable stock dividends that were treated as income.

(d)  Portfolio turnover rate calculated at Fund level. and excludes the value of portfolio securities sold or received in-kind in connection with Fund capital shares sold or redemptions in-kind. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford International Smaller Companies Fund

	Value	% of Total Net Assets
Biotechnology	$140,324	1.0%
Building Materials	300,559	2.1
Chemicals	158,712	1.1
Commercial Services	1,054,048	7.5
Computers	217,854	1.6
Distribution/Wholesale	751,059	5.4
Diversified Financial Services	1,882,695	13.4
Electrical Components & Equipment	202,782	1.4
Electronics	617,559	4.4
Entertainment	63,154	0.5
Food	12,693	0.1
Hand/Machine Tools	308,652	2.2
Healthcare — Products	175,662	1.3
Healthcare — Services	37,744	0.3
Insurance	46,904	0.3
Internet	1,291,961	9.2
Investment Companies	57,544	0.4
Leisure Time	462,652	3.3
Machinery — Diversified	424,192	3.0
Media	23,625	0.2
Mining	34,889	0.3
Miscellaneous Manufacturing	605,170	4.3
Oil & Gas Services	137,940	1.0
Pharmaceuticals	272,023	1.9
Private Equity	79,712	0.6
Retail	397,827	2.8
Semiconductors	1,787,787	12.8
Software	1,499,758	10.7
Telecommunications	167,863	1.2
Toys/Games/Hobbies	469,746	3.4
Total Value of Investments	13,683,090	97.7
Other assets less liabilities	320,208	2.3
Net Assets	$14,003,298	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford International Smaller Companies Fund

	Shares	Value
COMMON STOCKS — 97.7%
AUSTRALIA — 2.1%
Netwealth Group Ltd.	17,685	$260,242
Vulcan Energy Resources Ltd. *	14,023	34,889
		295,131
BELGIUM — 0.9%
Melexis NV	1,496	128,314
CANADA — 4.5%
Docebo, Inc. *	6,390	246,763
Kinaxis, Inc. *	3,265	376,511
		623,274
CHINA — 3.1%
Airtac International Group	14,229	431,884
CZECH REPUBLIC — 0.5%
WAG Payment Solutions PLC *	89,933	69,347
DENMARK — 1.5%
ALK-Abello A/S *	9,773	213,515
FINLAND — 0.3%
Nanoform Finland PLC *	22,681	40,322
FRANCE — 0.1%
Cellectis SA ADR *	8,846	16,542
GERMANY — 7.7%
Aumann AG	3,322	50,875
Auto1 Group SE *	8,585	56,209
Hypoport SE *	2,307	738,690
New Work SE	916	64,451
Tonies SE, Class A *	20,796	153,228
Veganz Group AG *	716	12,693
		1,076,146

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford International Smaller Companies Fund

	Shares	Value
HONG KONG — 1.6%
Hypebeast Ltd. *	481,000	$15,399
Johnson Electric Holdings Ltd.	134,357	202,782
		218,181
INDIA — 2.8%
CreditAccess Grameen Ltd. *	15,301	242,443
IndiaMart InterMesh Ltd.	2,766	88,819
PVR Inox Ltd. *	3,700	63,154
		394,416
IRELAND — 1.3%
Keywords Studios PLC	6,180	180,617
ISRAEL — 2.0%
Maytronics Ltd.	24,150	90,078
Nayax Ltd. *	8,320	176,021
Nayax Ltd. *	565	12,091
		278,190
ITALY — 7.5%
Brunello Cucinelli SpA	3,986	397,827
Reply SpA	2,627	387,349
Technogym SpA	25,940	266,836
		1,052,012
JAPAN — 20.3%
Anicom Holdings, Inc.	11,200	46,904
Appier Group, Inc. *	11,700	87,935
Bengo4.com, Inc. *	6,600	138,861
CellSource Co., Ltd.	4,500	37,744
DMG Mori Co., Ltd.	11,800	308,652
eGuarantee, Inc.	10,300	93,204
Freee K.K. *	2,700	40,845
GA Technologies Co., Ltd. *	10,900	94,294
GMO Financial Gate, Inc.	900	37,237
Infomart Corp.	62,600	120,737
Inter Action Corp.	4,000	43,329
Iriso Electronics Co., Ltd.	4,900	93,069
Istyle, Inc. *	15,000	45,308

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford International Smaller Companies Fund

	Shares	Value
Jade Group, Inc. *	11,500	$117,218
JMDC, Inc.	6,600	136,804
Kamakura Shinsho Ltd.	21,300	57,016
Katitas Co., Ltd.	11,400	123,398
KH Neochem Co., Ltd.	11,100	158,712
Megachips Corp.	8,800	223,745
Optex Group Co., Ltd.	9,700	102,301
Raksul, Inc. *	26,700	158,075
Sansan, Inc. *	16,500	177,716
Shima Seiki Manufacturing Ltd.	6,100	64,241
Tsugami Corp.	24,400	236,065
WealthNavi, Inc. *	11,000	103,540
		2,846,950
MALAYSIA — 0.5%
ViTrox Corp. Bhd	83,600	73,011
NETHERLANDS — 1.0%
Fugro NV	5,720	137,940
SOUTH KOREA — 4.2%
Douzone Bizon Co., Ltd.	3,652	192,163
Hana Tour Service, Inc.	2,497	105,738
Koh Young Technology, Inc.	10,347	94,273
Park Systems Corp.	1,284	173,287
Wantedlab, Inc. *	4,359	19,305
		584,766
SWEDEN — 9.8%
AddTech AB, B Shares	19,542	487,331
Avanza Bank Holding AB	14,018	339,624
Cellavision AB	1,790	42,262
HMS Networks AB	4,255	167,863
Paradox Interactive AB	10,831	145,108
Storytel AB *	4,561	23,625
VNV Global AB *	23,434	57,544
Xvivo Perfusion AB *	3,008	117,662
		1,381,019

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford International Smaller Companies Fund

	Shares	Value
SWITZERLAND — 4.6%
Bossard Holding AG	884	$207,519
Sensirion Holding AG *	3,591	310,550
u-blox Holding AG *	1,230	128,925
		646,994
TAIWAN — 10.3%
ASPEED Technology, Inc.	3,100	460,011
Chroma ATE, Inc.	44,000	430,217
Global Unichip Corp.	10,000	492,913
TCI Co., Ltd.	12,148	58,508
		1,441,649
UNITED KINGDOM — 9.3%
Alpha Group International PLC	14,077	403,145
Angle PLC *	88,524	15,739
dotdigital group PLC	73,839	86,340
Games Workshop Group PLC	2,350	316,519
Molten Ventures PLC *	17,229	79,712
Oxford Nanopore Technologies PLC *	69,940	83,460
Team17 Group PLC *	22,496	78,202
Trustpilot Group PLC *	59,794	162,509
Victoria PLC *	33,010	74,860
		1,300,486
UNITED STATES — 1.8%
Burford Capital Ltd.	19,574	252,384
TOTAL INVESTMENTS — 97.7%
(cost $13,483,176)		$13,683,090
Other assets less liabilities — 2.3%		320,208
NET ASSETS — 100.0%		$14,003,298

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford International Smaller Companies Fund

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$2,437,753	$11,245,337	$—	$13,683,090
Total	$2,437,753	$11,245,337	$—	$13,683,090

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford International Smaller Companies Fund

ASSETS
Investments, at value (cost $13,483,176)	$13,683,090
Cash	295,024
Foreign cash, at value (cost $805)	798
Due from Manager	43,208
Tax reclaims receivable	33,028
Dividends receivable	28,152
Prepaid assets	15,936
Total Assets	14,099,236
LIABILITIES
Advisory fee payable	19,926
Deferred India capital gains tax liability (Note A)	7,295
Administration & Supervisory fee payable	5,841
Trustee fee payable	220
Commitment fee payable	48
Accrued expenses	62,608
Total Liabilities	95,938
NET ASSETS	$14,003,298
COMPOSITION OF NET ASSETS
Paid-in capital	$32,552,870
Total accumulated (loss)	(18,549,572)
$14,003,298
NET ASSET VALUE, PER SHARE
Class K ($123,412 / 9,876 shares outstanding), unlimited authorized, no par value	$12.50
Institutional Class ($13,879,886 / 1,142,451 shares outstanding), unlimited authorized, no par value	$12.15

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2024

For the Six Months Ended June 30, 2024 (unaudited)
Baillie Gifford International Smaller Companies Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $16,777)	$102,681
Interest	2,819
Total Investment Income	105,500
EXPENSES
Advisory fee (Note B)	40,600
Administration & Supervisory fee — Class K shares (Note B)	98
Administration & Supervisory fee — Institutional Class shares (Note B)	11,802
Transfer agency	18,499
Sub-transfer agency — Institutional Class shares	6,772
Fund accounting	58,834
Professional fees	20,365
Registration fees	17,150
Custody	5,640
Legal	1,117
Trustees' fees	451
Commitment fees	100
Miscellaneous	2,962
Total Expenses	184,390
Fees waived/expenses reimbursed	(114,617)
Total Expenses after Waiver	69,773
Net Investment Income	35,727
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized (loss) from:
Investments	(221,916)
Foreign currency transactions	(770)
(222,686)
Net change in unrealized (depreciation) on:
Investments (net of change in deferred India capital gains tax liability of ($6,876)) (Note A)	(138,772)
Translation of net assets and liabilities denominated in foreign currencies	(2,467)
(141,239)
Net realized and unrealized (loss)	(363,925)
NET (DECREASE) IN NET ASSETS FROM OPERATIONS	$(328,198)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2024

Baillie Gifford International Smaller Companies Fund

	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$35,727	$70,256
Net realized (loss)	(222,686)	(8,741,542)
Net change in unrealized appreciation (depreciation)	(141,239)	12,634,113
Net Increase (Decrease) in Net Assets from Operations	(328,198)	3,962,827
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Institutional Class	—	(382,373)
Total Distributions to Shareholders	—	(382,373)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class K	100,490	1,671,800
Institutional Class	30,000	564,800
Dividends reinvested:
Institutional Class	—	382,373
Cost of shares redeemed:
Class K	—	(26,851,735)
Institutional Class	(584,240)	(57,993)
(Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(453,750)	(24,290,755)
Total (Decrease) in Net Assets	(781,948)	(20,710,301)
NET ASSETS
Beginning of Period	14,785,246	35,495,547
End of Period	$14,003,298	$14,785,246

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford International Smaller Companies Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$12.77	$11.26	$18.55	$17.49	$12.30	$9.95
From Investment Operations
Net investment income (loss)(a)	0.04	0.05	0.03	(0.06)	(0.03)	0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(0.31)	1.46	(7.30)	1.20	6.00	2.64
Net increase (decrease) in net asset value from investment operations	(0.27)	1.51	(7.27)	1.14	5.97	2.65
Dividends and Distributions to Shareholders
From net investment income	—	—	(0.02)	(0.01)	—	(0.11)
From net realized gain on investments	—	—	—	(0.07)	(0.78)	(0.19)
Total dividends and distributions	—	—	(0.02)	(0.08)	(0.78)	(0.30)
Net asset value, end of period	$12.50	$12.77	$11.26	$18.55	$17.49	$12.30
Total Return
Total return based on net asset value(b)	(2.11)%	13.41%	(39.20)%	6.49%	48.61%	26.58%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$123	$21	$22,910	$41,517	$936	$630
Ratio of net expenses to average net assets, before waiver	2.54%*	1.88%	1.55%	1.84%	17.20%	15.15%
Ratio of net expenses to average net assets, after waiver	0.90%*	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets	0.66%*	0.43%	0.23%	(0.31)%	(0.23)%	0.13%
Portfolio turnover rate(c)	8%	19%	44%	16%	16%	11%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford International Smaller Companies Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$12.41	$11.25	$18.55	$17.49	$12.30	$9.95
From Investment Operations
Net investment income (loss)(a)	0.03	0.02	0.02	(0.06)	(0.03)	0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(0.29)	1.47	(7.31)	1.20	6.00	2.64
Net increase (decrease) in net asset value from investment operations	(0.26)	1.49	(7.29)	1.14	5.97	2.65
Dividends and Distributions to Shareholders
From net investment income	—	(0.33)	(0.01)	(0.01)	—	(0.11)
From net realized gain on investments	—	—	—	(0.07)	(0.78)	(0.19)
Total dividends and distributions	—	(0.33)	(0.01)	(0.08)	(0.78)	(0.30)
Net asset value, end of period	$12.15	$12.41	$11.25	$18.55	$17.49	$12.30
Total Return
Total return based on net asset value(b)	(2.10)%	13.25%	(39.28)%	6.48%	48.61%	26.58%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$13,880	$14,764	$12,586	$15,370	$936	$630
Ratio of net expenses to average net assets, before waiver	2.63%*	1.98%	1.65%	1.91%	17.20%	15.15%
Ratio of net expenses to average net assets, after waiver	1.00%*	1.01%	0.99%	0.97%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets	0.51%*	0.20%	0.17%	(0.30)%	(0.23)%	0.13%
Portfolio turnover rate(c)	8%	19%	44%	16%	16%	11%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford Long Term Global Growth Fund

	Value	% of Total Net Assets
Advertising	$27,129,308	3.7%
Aerospace/Defense	3,112,780	0.4
Apparel	29,559,057	4.0
Auto Manufacturers	23,141,870	3.1
Auto Parts & Equipment	11,780,320	1.6
Banks	27,378,802	3.7
Beverages	6,084,758	0.8
Biotechnology	38,094,641	5.2
Commercial Services	21,199,168	2.9
Cosmetics/Personal Care	12,927,040	1.8
Energy — Alternate Sources	9,922,341	1.3
Healthcare — Products	27,112,718	3.7
Internet	231,704,596	31.4
Machinery — Diversified	6,075,718	0.8
Pharmaceuticals	21,870,662	3.0
Retail	20,055,530	2.7
Semiconductors	113,289,240	15.4
Software	89,386,865	12.1
Total Value of Investments	719,825,414	97.6
Other assets less liabilities	17,489,258	2.4
Net Assets	$737,314,672	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford Long Term Global Growth Fund

	Shares	Value
COMMON STOCKS — 97.6%
BRAZIL — 4.2%
MercadoLibre, Inc. *	10,357	$17,020,694
NU Holdings Ltd., Class A *	1,081,800	13,944,402
		30,965,096
CANADA — 2.6%
Shopify, Inc., Class A *	293,283	19,371,342
CHINA — 12.1%
BeiGene Ltd. ADR *	59,155	8,439,644
Contemporary Amperex Technology Co., Ltd., Class A	475,560	11,780,320
Kweichow Moutai Co., Ltd., Class A	30,200	6,084,758
Meituan, Class B *	1,605,090	22,815,214
PDD Holdings, Inc. ADR *	235,561	31,317,835
Tencent Holdings Ltd.	191,100	9,065,847
		89,503,618
FRANCE — 4.0%
Hermes International	6,331	14,622,234
Kering	41,064	14,936,823
		29,559,057
GERMANY — 1.3%
BioNTech SE ADR *	116,092	9,329,153
INDIA — 2.7%
HDFC Bank Ltd.	665,260	13,434,400
Titan Co., Ltd.	167,637	6,831,625
		20,266,025
ITALY — 1.8%
Moncler SpA	215,570	13,223,905
NETHERLANDS — 7.9%
Adyen NV *	16,538	19,641,783
ASML Holding NV	37,562	38,281,926
		57,923,709

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford Long Term Global Growth Fund

	Shares	Value
SINGAPORE — 2.2%
Sea Ltd. ADR *	229,587	$16,397,103
SOUTH KOREA — 2.8%
Coupang, Inc. *	983,532	20,604,995
UNITED STATES — 56.0%
Advanced Micro Devices, Inc. *	112,202	18,200,286
Affirm Holdings, Inc. *	51,552	1,557,386
Amazon.com, Inc. *	263,267	50,876,348
Atlassian Corp., Class A *	109,227	19,320,072
Cloudflare, Inc., Class A *	283,673	23,496,635
Datadog, Inc., Class A *	67,488	8,752,519
Dexcom, Inc. *	192,897	21,870,662
elf Beauty, Inc. *	61,347	12,927,040
Enphase Energy, Inc. *	99,512	9,922,341
Intuitive Surgical, Inc. *	60,948	27,112,718
Joby Aviation, Inc. *	610,349	3,112,780
Moderna, Inc. *	171,165	20,325,844
Netflix, Inc. *	37,912	25,586,050
NVIDIA Corp.	459,827	56,807,028
Rivian Automotive, Inc., Class A *	442,576	5,939,370
ROBLOX Corp., Class A *	259,360	9,650,786
Samsara, Inc., Class A *	354,826	11,957,636
Spotify Technology SA *	59,432	18,649,167
Symbotic, Inc. *	172,802	6,075,718
Tesla, Inc. *	86,934	17,202,500
Trade Desk, Inc. (The), Class A *	277,765	27,129,307
Workday, Inc., Class A *	72,505	16,209,218
		412,681,411
TOTAL INVESTMENTS — 97.6%
(cost $441,892,127)		$719,825,414
Other assets less liabilities — 2.4%		17,489,258
NET ASSETS — 100.0%		$737,314,672

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford Long Term Global Growth Fund

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$549,106,579	$170,718,835	$—	$719,825,414
Total	$549,106,579	$170,718,835	$—	$719,825,414

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford Long Term Global Growth Fund

ASSETS
Investments, at value (cost $441,892,127)	$719,825,414
Cash	22,289,887
Foreign cash, at value (cost $2)	2
Receivable for investments sold	3,004,472
Capital shares sold receivable	340,842
Dividends receivable	157,425
Tax reclaims receivable	32,452
Prepaid assets	17,326
Total Assets	745,667,820
LIABILITIES
Advisory fee payable	800,231
Payable for investment purchased	6,820,942
Shareholder Servicing fee payable	257,153
Capital shares purchased payable	200,159
Deferred India capital gains tax liability (Note A)	87,724
Administration & Supervisory fee payable	45,157
Trustee fee payable	9,875
Commitment fee payable	2,166
Accrued expenses	129,741
Total Liabilities	8,353,148
NET ASSETS	$737,314,672
COMPOSITION OF NET ASSETS
Paid-in capital	$654,727,045
Total distributable earnings	82,587,627
$737,314,672
NET ASSET VALUE, PER SHARE
Class 2 ($109,899,321 / 3,650,419 shares outstanding), unlimited authorized, no par value	$30.11
Class K ($365,284,934 / 12,127,446 shares outstanding), unlimited authorized, no par value	$30.12
Institutional Class ($262,130,417 / 8,753,746 shares outstanding), unlimited authorized, no par value	$29.94

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2024

For the Six Months Ended June 30, 2024 (unaudited)
Baillie Gifford Long Term Global Growth Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $247,144)	$1,479,710
Interest	184,954
Total Investment Income	1,664,664
EXPENSES
Advisory fee (Note B)	1,531,347
Shareholder Servicing fees — Class 2 shares (Note B)	83,517
Administration & Supervisory fee — Class K shares (Note B)	292,987
Administration & Supervisory fee — Institutional Class shares (Note B)	202,005
Transfer agency	42,572
Sub-transfer agency — Institutional Class shares	112,507
Fund accounting	66,296
Legal	52,169
Trustees' fees	21,178
Custody	21,089
Registration fees	20,589
Professional fees	20,507
Line of credit interest	4,965
Commitment fees	4,724
Miscellaneous	19,089
Total Expenses	2,495,541
Net Investment (Loss)	(830,877)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain from:
Investments	30,098,064
Foreign currency transactions	5,324
30,103,388
Net change in unrealized appreciation on:
Investments (net of change in deferred India capital gains tax liability of ($19,027)) (Note A)	53,640,923
Translation of net assets and liabilities denominated in foreign currencies	21,118
53,662,041
Net realized and unrealized gain	83,765,429
NET INCREASE IN NET ASSETS FROM OPERATIONS	$82,934,552

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2024

Baillie Gifford Long Term Global Growth Fund

	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment (loss)	$(830,877)	$(1,967,516)
Net realized gain (loss)	30,103,388	(29,212,895)
Net change in unrealized appreciation	53,662,041	214,219,094
Net Increase in Net Assets from Operations	82,934,552	183,038,683
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	17,003,000	6,000
Class K	15,036,057	5,900,106
Institutional Class	39,732,170	51,934,816
Cost of shares redeemed:
Class 2	—	(1,750,000)
Class 4	—	(46,893,467)
Class K	(12,596,628)	(13,798,230)
Institutional Class	(56,381,083)	(44,532,165)
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	2,793,516	(49,132,940)
Total Increase in Net Assets	85,728,068	133,905,743
NET ASSETS
Beginning of Period	651,586,604	517,680,861
End of Period	$737,314,672	$651,586,604

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford Long Term Global Growth Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$26.57	$19.45	$37.47	$38.45	$20.68	$15.51
From Investment Operations
Net investment (loss)(a)	(0.03)	(0.07)	(0.08)	(0.25)	(0.17)	(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	3.57	7.19	(17.19)	1.20	21.17	5.27
Net increase (decrease) in net asset value from investment operations	3.54	7.12	(17.27)	0.95	21.00	5.20
Dividends and Distributions to Shareholders
From net realized gain on investments	—	—	(0.75)	(1.93)	(3.23)	(0.03)
Total dividends and distributions	—	—	(0.75)	(1.93)	(3.23)	(0.03)
Net asset value, end of period	$30.11	$26.57	$19.45	$37.47	$38.45	$20.68
Total Return
Total return based on net asset value(b)	13.28%	36.60%	(46.04)%	2.50%	101.77%	33.49%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$109,899	$81,054	$60,624	$121,252	$131,695	$72,023
Ratio of net expenses to average net assets	0.70%*	0.71%	0.73%	0.70%	0.71%	0.76%
Ratio of net investment loss to average net assets	(0.21)%*	(0.29)%	(0.33)%	(0.60)%	(0.58)%	(0.40)%
Portfolio turnover rate(c)	17%	17%	28%	16%	40%	5%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford Long Term Global Growth Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$26.59	$19.46	$37.48	$38.47	$20.69	$15.52
From Investment Operations
Net investment (loss)(a)	(0.03)	(0.07)	(0.08)	(0.25)	(0.17)	(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	3.56	7.20	(17.19)	1.19	21.18	5.27
Net increase (decrease) in net asset value from investment operations	3.53	7.13	(17.27)	0.94	21.01	5.20
Dividends and Distributions to Shareholders
From net realized gain on investments	—	—	(0.75)	(1.93)	(3.23)	(0.03)
Total dividends and distributions	—	—	(0.75)	(1.93)	(3.23)	(0.03)
Net asset value, end of period	$30.12	$26.59	$19.46	$37.48	$38.47	$20.69
Total Return
Total return based on net asset value(b)	13.28%	36.64%	(46.04)%	2.48%	101.76%	33.50%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$365,285	$320,106	$240,856	$432,975	$221,188	$136,096
Ratio of net expenses to average net assets	0.70%*	0.71%	0.73%	0.70%	0.71%	0.76%
Ratio of net investment loss to average net assets	(0.21)%*	(0.29)%	(0.34)%	(0.61)%	(0.57)%	(0.41)%
Portfolio turnover rate(c)	17%	17%	28%	16%	40%	5%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford Long Term Global Growth Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$26.44	$19.38	$37.36	$38.38	$20.66	$15.51
From Investment Operations
Net investment (loss)(a)	(0.04)	(0.09)	(0.10)	(0.29)	(0.22)	(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency	3.54	7.15	(17.13)	1.20	21.17	5.28
Net increase (decrease) in net asset value from investment operations	3.50	7.06	(17.23)	0.91	20.95	5.18
Dividends and Distributions to Shareholders
From net realized gain on investments	—	—	(0.75)	(1.93)	(3.23)	(0.03)
Total dividends and distributions	—	—	(0.75)	(1.93)	(3.23)	(0.03)
Net asset value, end of period	$29.94	$26.44	$19.38	$37.36	$38.38	$20.66
Total Return
Total return based on net asset value(b)	13.24%	36.43%	(46.08)%	2.40%	101.61%	33.40%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$262,130	$250,427	$176,109	$525,321	$350,860	$57,009
Ratio of net expenses to average net assets	0.79%*	0.81%	0.84%	0.80%	0.79%	0.86%
Ratio of net investment loss to average net assets	(0.30)%*	(0.39)%	(0.42)%	(0.71)%	(0.68)%	(0.53)%
Portfolio turnover rate(c)	17%	17%	28%	16%	40%	5%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford U.S. Discovery Fund

	Value	% of Total Net Assets
Aerospace/Defense	$152,104	6.5%
Auto Parts & Equipment	11,508	0.5
Biotechnology	89,234	3.8
Commercial Services	107,710	4.6
Computers	128,587	5.5
Electrical Components & Equipment	74,704	3.2
Healthcare — Products	433,379	18.5
Healthcare — Services	1,876	0.1
Insurance	56,183	2.4
Internet	144,285	6.2
Mining	10,413	0.4
Miscellaneous Manufacturing	139,764	6.0
Pharmaceuticals	38,194	1.6
Real Estate	8,210	0.3
Retail	157,997	6.7
Semiconductors	201,433	8.6
Software	481,472	20.5
Telecommunications	43,118	1.8
Total Value of Investments	2,280,171	97.2
Other assets less liabilities	65,311	2.8
Net Assets	$2,345,482	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford U.S. Discovery Fund

	Shares	Value
COMMON STOCKS — 97.2%
ISRAEL — 3.3%
JFrog Ltd. *	2,084	$78,254
UNITED STATES — 93.9%
Adaptimmune Therapeutics PLC ADR *	7,944	7,745
Aehr Test Systems *	1,051	11,740
AeroVironment, Inc. *	835	152,104
Ambarella, Inc. *	829	44,724
American Well Corp., Class A *	5,775	1,876
Appian Corp., Class A *	1,274	39,316
Axon Enterprise, Inc. *	475	139,764
Bandwidth, Inc., Class A *	2,472	41,727
Beam Therapeutics, Inc. *	617	14,456
BlackLine, Inc. *	1,027	49,758
Calix, Inc. *	1,217	43,118
Cardlytics, Inc. *	1,997	16,395
Cargurus, Inc. *	1,953	51,169
Confluent, Inc., Class A *	894	26,400
CyberArk Software Ltd. *	188	51,403
Denali Therapeutics, Inc. *	758	17,601
Digimarc Corp. *	1,226	38,018
Doximity, Inc., Class A *	1,647	46,067
EverQuote, Inc., Class A *	1,783	37,193
Exact Sciences Corp. *	867	36,631
Expensify, Inc., Class A *	2,711	4,039
Freshpet, Inc. *	823	106,488
IPG Photonics Corp. *	440	37,132
LiveRamp Holdings, Inc. *	2,367	73,235
MP Materials Corp. *	818	10,413
Novanta, Inc. *	458	74,704
Novocure Ltd. *	1,762	30,183
Pacira BioSciences, Inc. *	1,335	38,194
Progyny, Inc. *	1,205	34,475
Quanterix Corp. *	2,653	35,046
QuantumScape Corp. *	2,339	11,508
Redfin Corp. *	1,366	8,210
RxSight, Inc. *	564	33,936
Schrodinger, Inc. *	1,946	37,636

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford U.S. Discovery Fund

	Shares	Value
SkyWater Technology, Inc. *	3,466	$26,515
Sprout Social, Inc., Class A *	1,449	51,700
STAAR Surgical Co. *	1,004	47,800
Sutro Biopharma, Inc. *	4,518	13,238
Sweetgreen, Inc., Class A *	1,709	51,509
Tandem Diabetes Care, Inc. *	690	27,800
TransMedics Group, Inc. *	807	121,550
Trupanion, Inc. *	1,911	56,183
Twist Bioscience Corp. *	2,038	100,433
Upwork, Inc. *	3,677	39,528
Varonis Systems, Inc. *	1,609	77,184
Veeco Instruments, Inc. *	1,741	81,322
Xencor, Inc. *	1,912	36,194
Zuora, Inc., Class A *	6,904	68,557
		2,201,917
TOTAL INVESTMENTS — 97.2%
(cost $2,230,068)		$2,280,171
Other assets less liabilities — 2.8%		65,311
NET ASSETS — 100.0%		$2,345,482

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$2,280,171	$—	$—	$2,280,171
Total	$2,280,171	$—	$—	$2,280,171

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford U.S. Discovery Fund

ASSETS
Investments, at value (cost $2,230,068)	$2,280,171
Cash	57,615
Due from Manager	31,426
Prepaid assets	22,604
Total Assets	2,391,816
LIABILITIES
Advisory fee payable	2,859
Administration & Supervisory fee payable	972
Trustee fee payable	35
Commitment fee payable	8
Accrued expenses	42,460
Total Liabilities	46,334
NET ASSETS	$2,345,482
COMPOSITION OF NET ASSETS
Paid-in capital	$3,663,302
Total accumulated (loss)	(1,317,820)
$2,345,482
NET ASSET VALUE, PER SHARE
Class K ($2,076,618 / 386,813 shares outstanding), unlimited authorized, no par value	$5.37
Institutional Class ($268,864 / 50,109 shares outstanding), unlimited authorized, no par value	$5.37

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2024

For the Six Months Ended June 30, 2024 (unaudited)
Baillie Gifford U.S. Discovery Fund

INVESTMENT INCOME
Interest	$540
Total Investment Income	540
EXPENSES
Advisory fee (Note B)	5,655
Administration & Supervisory fee — Class K shares (Note B)	1,702
Administration & Supervisory fee — Institutional Class shares (Note B)	221
Transfer agency	18,122
Fund accounting	42,732
Registration fees	16,951
Professional fees	13,670
Custody	756
Legal	180
Trustees' fees	73
Commitment fees	16
Miscellaneous	2,288
Total Expenses	102,366
Fees waived/expenses reimbursed	(93,092)
Total Expenses after Waiver	9,274
Net Investment (Loss)	(8,734)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from:
Investments	39,302
39,302
Net change in unrealized appreciation on:
Investments	41,167
41,167
Net realized and unrealized gain	80,469
NET INCREASE IN NET ASSETS FROM OPERATIONS	$71,735

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2024

Baillie Gifford U.S. Discovery Fund

	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment (loss)	$(8,734)	$(19,205)
Net realized gain (loss)	39,302	(495,065)
Net change in unrealized appreciation	41,167	834,144
Net Increase in Net Assets from Operations	71,735	319,874
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Cost of shares redeemed:
Class K	—	(886,038)
(Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	—	(886,038)
Total Increase (Decrease) in Net Assets	71,735	(566,164)
NET ASSETS
Beginning of Period	2,273,747	2,839,911
End of Period	$2,345,482	$2,273,747

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford U.S. Discovery Fund
Selected data for a Class K share outstanding throughout period:

	For the Six Months Ended(a) June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Period May 5, 2021(a) through December 31, 2021
Net asset value, beginning of period	$5.20		$4.69	$8.64	$10.00
From Investment Operations
Net investment (loss)(b)	(0.02)		(0.04)	(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	0.19		0.55	(3.91)	(1.29)
Net increase (decrease) in net asset value from investment operations	0.17		0.51	(3.95)	(1.34)
Dividends and Distributions to Shareholders
From net realized gain on investments	—		—	—	(0.02)
Total dividends and distributions	—		—	—	(0.02)
Net asset value, end of period	$5.37		$5.20	$4.69	$8.64
Total Return
Total return based on net asset value(c)	3.27%		10.87%	(45.72)%	(13.41)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$2,077		$2,013	$2,605	$1,096
Ratio of net expenses to average net assets, before waiver	9.05	%*	8.08%	6.90%	9.87%*
Ratio of net expenses to average net assets, after waiver	0.82	%*	0.82%	0.82%	0.82%*
Ratio of net investment loss to average net assets	(0.77	)%*	(0.76)%	(0.81)%	(0.82)%*
Portfolio turnover rate(d)	15%		11%	86%	6%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford U.S. Discovery Fund
Selected data for an Institutional Class share outstanding throughout period:

	For the Six Months Ended(a) June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Period May 5, 2021(a) through December 31, 2021
Net asset value, beginning of period	$5.20		$4.69	$8.64	$10.00
From Investment Operations
Net investment (loss)(b)	(0.02)		(0.04)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	0.19		0.55	(3.90)	(1.29)
Net increase (decrease) in net asset value from investment operations	0.17		0.51	(3.95)	(1.34)
Dividends and Distributions to Shareholderss
From net realized gain on investments	—		—	—	(0.02)
Total dividends and distributions	—		—	—	(0.02)
Net asset value, end of period	$5.37		$5.20	$4.69	$8.64
Total Return
Total return based on net asset value(c)	3.27%		10.87%	(45.72)%	(13.41)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$269		$261	$235	$433
Ratio of net expenses to average net assets, before waiver	9.05	%*	8.08%	6.90%	9.87%*
Ratio of net expenses to average net assets, after waiver	0.82	%*	0.82%	0.82%	0.82%*
Ratio of net investment loss to average net assets	(0.77	)%*	(0.76)%	(0.81)%	(0.82)%*
Portfolio turnover rate(d)	15%		11%	86%	6%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford U.S. Equity Growth Fund

	Value	% of Total Net Assets
Advertising	$1,934,745	7.9%
Auto Manufacturers	1,024,106	4.2
Auto Parts & Equipment	167,978	0.7
Biotechnology	2,034,399	8.4
Commercial Services	758,864	3.1
Distribution/Wholesale	589,704	2.4
Healthcare — Products	831,567	3.4
Healthcare — Services	19,392	0.1
Insurance	97,680	0.4
Internet	8,396,236	34.5
Leisure Time	179,114	0.7
Real Estate	503,188	2.1
Retail	511,325	2.1
Semiconductors	2,470,429	10.1
Software	4,415,331	18.1
Total Value of Investments	23,934,058	98.2
Other assets less liabilities	435,754	1.8
Net Assets	$24,369,812	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford U.S. Equity Growth Fund

	Shares	Value
COMMON STOCKS — 98.2%
CANADA — 5.1%
Shopify, Inc., Class A *	18,858	$1,245,571
ISRAEL — 0.6%
Oddity Tech Ltd., Class A *	3,988	156,569
UNITED STATES — 92.5%
10X Genomics, Inc., Class A *	3,996	77,722
Affirm Holdings, Inc. *	10,477	316,510
Alnylam Pharmaceuticals, Inc. *	1,799	437,157
Amazon.com, Inc. *	10,659	2,059,852
Aurora Innovation, Inc. *	60,642	167,978
Block, Inc. *	4,899	315,937
Chewy, Inc., Class A *	10,796	294,083
Cloudflare, Inc., Class A *	10,376	859,444
CoStar Group, Inc. *	6,787	503,188
Coursera, Inc. *	17,656	126,417
Datadog, Inc., Class A *	4,405	571,284
Denali Therapeutics, Inc. *	10,075	233,942
DoorDash, Inc., Class A *	8,245	896,891
Doximity, Inc., Class A *	6,753	188,881
Duolingo, Inc. *	2,935	612,446
Ginkgo Bioworks Holdings, Inc. *	58,007	19,392
Guardant Health, Inc. *	8,784	253,682
Inspire Medical Systems, Inc. *	1,939	259,496
Insulet Corp. *	1,631	329,136
Lemonade, Inc. *	5,920	97,680
Meta Platforms, Inc., Class A	2,751	1,387,109
Moderna, Inc. *	8,250	979,688
Netflix, Inc. *	1,864	1,257,976
NVIDIA Corp.	19,997	2,470,429
Penumbra, Inc. *	918	165,213
Pinterest, Inc., Class A *	14,723	648,843
Recursion Pharmaceuticals, Inc., Class A *	12,322	92,415
Rivian Automotive, Inc., Class A *	4,503	60,430
ROBLOX Corp., Class A *	11,154	415,040
Roku, Inc. *	4,510	270,284
Samsara, Inc., Class A *	8,071	271,993

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford U.S. Equity Growth Fund

	Shares	Value
Sana Biotechnology, Inc. *	6,871	$37,516
Snowflake, Inc., Class A *	2,420	326,918
Sprout Social, Inc., Class A *	4,405	157,170
Sweetgreen, Inc., Class A *	16,965	511,325
Tempus AI, Inc. *	6,899	241,465
Tesla, Inc. *	4,870	963,676
Trade Desk, Inc. (The), Class A *	19,809	1,934,745
Watsco, Inc.	1,273	589,705
Wayfair, Inc., Class A *	6,365	335,627
Workday, Inc., Class A *	2,747	614,119
YETI Holdings, Inc. *	4,695	179,114
		22,531,918
TOTAL INVESTMENTS — 98.2%
(cost $15,101,155)		$23,934,058
Other assets less liabilities — 1.8%		435,754
NET ASSETS — 100.0%		$24,369,812

*  Non-income producing security.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$23,934,058	$—	$—	$23,934,058
Total	$23,934,058	$—	$—	$23,934,058

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford U.S. Equity Growth Fund

ASSETS
Investments, at value (cost $15,101,155)	$23,934,058
Cash	482,714
Due from Manager	31,330
Prepaid assets	12,666
Total Assets	24,460,768
LIABILITIES
Advisory fee payable	24,283
Administration & Supervisory fee payable	12,509
Capital shares purchased payable	1,350
Trustee fee payable	663
Commitment fee payable	144
Accrued expenses	52,007
Total Liabilities	90,956
NET ASSETS	$24,369,812
COMPOSITION OF NET ASSETS
Paid-in capital	$37,933,372
Total accumulated (loss)	(13,563,560)
$24,369,812
NET ASSET VALUE, PER SHARE
Class K ($7,242,294 / 324,749 shares outstanding), unlimited authorized, no par value	$22.30
Institutional Class ($17,127,518 / 772,374 shares outstanding), unlimited authorized, no par value	$22.18

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2024

For the Six Months Ended June 30, 2024 (unaudited)
Baillie Gifford U.S. Equity Growth Fund

INVESTMENT INCOME
Dividends	$15,795
Interest	6,738
Total Investment Income	22,533
EXPENSES
Advisory fee (Note B)	58,798
Administration & Supervisory fee — Class K shares (Note B)	12,792
Administration & Supervisory fee — Institutional Class shares (Note B)	17,498
Transfer agency	22,233
Sub-transfer agency — Institutional Class shares	11,615
Fund accounting	42,525
Registration fees	18,096
Professional fees	13,677
Line of credit interest	5,933
Custody	3,460
Legal	3,210
Trustees' fees	1,310
Commitment fees	292
Miscellaneous	3,405
Total Expenses	214,844
Fees waived/expenses reimbursed	(87,415)
Total Expenses after Waiver	127,429
Net Investment (Loss)	(104,896)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from:
Investments	1,522,653
1,522,653
Net change in unrealized appreciation on:
Investments	1,854,505
1,854,505
Net realized and unrealized gain	3,377,158
NET INCREASE IN NET ASSETS FROM OPERATIONS	$3,272,262

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2024

Baillie Gifford U.S. Equity Growth Fund

	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment (loss)	$(104,896)	$(237,053)
Net realized gain (loss)	1,522,653	(9,148,595)
Net change in unrealized appreciation	1,854,505	24,719,061
Net Increase in Net Assets from Operations	3,272,262	15,333,413
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class K	124,605	485,830
Institutional Class	722,997	4,632,310
Cost of shares redeemed:
Class K	(16,030,992)	(2,342,899)
Institutional Class	(9,228,687)	(7,586,926)
(Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(24,412,077)	(4,811,685)
Total Increase (Decrease) in Net Assets	(21,139,815)	10,521,728
NET ASSETS
Beginning of Period	45,509,627	34,987,899
End of Period	$24,369,812	$45,509,627

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford U.S. Equity Growth Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$20.37		$13.95	$34.63	$39.85	$18.25	$14.25
From Investment Operations
Net investment (loss)(a)	(0.05)		(0.09)	(0.10)	(0.25)	(0.16)	(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	1.98		6.51	(19.21)	(1.40)	23.07	4.33
Net increase (decrease) in net asset value from investment operations	1.93		6.42	(19.31)	(1.65)	22.91	4.25
Dividends and Distributions to Shareholders
From net investment income	—		—	—	—	—	—
From net realized gain on investments	—		—	(1.37)	(3.57)	(1.31)	(0.25)
Return of capital	—		—	—	—	—	—
Total dividends and distributions	—		—	(1.37)	(3.57)	(1.31)	(0.25)
Net asset value, end of period	$22.30		$20.37	$13.95	$34.63	$39.85	$18.25
Total Return
Total return based on net asset value(b)	9.48%		46.02%	(55.58)%	(4.17)%	125.57%	29.78%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$7,242		$21,710	$16,273	$38,673	$58,076	$13,867
Ratio of net expenses to average net assets, before waiver	1.14	%*	1.00%	0.97%	0.68%	0.97%	1.72%
Ratio of net expenses to average net assets, after waiver	0.65	%*	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment loss to average net assets	(0.51	)%*	(0.50)%	(0.53)%	(0.58)%	(0.55)%	(0.45)%
Portfolio turnover rate(c)	11%		22%	14%	70%	33%	18%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford U.S. Equity Growth Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$20.27		$13.90	$34.53	$39.78	$18.23	$14.21
From Investment Operations
Net investment (loss)(a)	(0.07)		(0.10)	(0.13)	(0.29)	(0.20)	(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency	1.98		6.47	(19.13)	(1.39)	23.06	4.37
Net increase (decrease) in net asset value from investment operations	1.91		6.37	(19.26)	(1.68)	22.86	4.27
Dividends and Distributions to Shareholders
From net investment income	—		—	—	—	—	—
From net realized gain on investments	—		—	(1.37)	(3.57)	(1.31)	(0.25)
Return of capital	—		—	—	—	—	—
Total dividends and distributions	—		—	(1.37)	(3.57)	(1.31)	(0.25)
Net asset value, end of period	$22.18		$20.27	$13.90	$34.53	$39.78	$18.23
Total Return
Total return based on net asset value(b)	9.42%		45.93%	(55.63)%	(4.25)%	125.43%	30.01	%(c)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$17,128		$23,799	$18,714	$58,804	$42,732	$3,464
Ratio of net expenses to average net assets, before waiver	1.25	%*	1.10%	1.08%	0.77%	1.06%	1.82%
Ratio of net expenses to average net assets, after waiver	0.76	%*	0.75%	0.76%	0.75%	0.74%	0.75%
Ratio of net investment loss to average net assets	(0.64	)%*	(0.59)%	(0.64)%	(0.68)%	(0.65)%	(0.56)%
Portfolio turnover rate(d)	11%		22%	14%	70%	33%	18%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Excluding reimbursement received from the Manager, total return for the period is 29.72%.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2024

Note A — Organization and Accounting Policies

As of June 30, 2024, each fund identified in the table below (each, a "Fund", and collectively, the "Funds") was a series of Baillie Gifford Funds (the "Trust"). The Trust includes one series, Baillie Gifford International All Cap Fund, that is not included in this report. The investment objective of each Fund includes achieving capital appreciation.

For more detail on specific objectives of each Fund and a description of each share class, please refer to the relevant prospectus. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Massachusetts business trust on June 21, 2000, under the laws of Massachusetts. The Trust operates pursuant to the Third Amended and Restated Agreement and Declaration of Trust dated September 20, 2023, as amended from time to time.

The following table is a summary of classes of the Funds with shares outstanding as of June 30, 2024:

	Class 2	Class 3	Class 4	Class 5	Class K	Institutional Class
Baillie Gifford China A Shares Growth Fund	N/A	N/A	N/A	N/A	X	X
Baillie Gifford China Equities Fund	N/A	N/A	N/A	N/A	X	X
Baillie Gifford Developed EAFE All Cap Fund	X	X	N/A	N/A	X	X
Baillie Gifford EAFE Plus All Cap Fund	X	X	N/A	N/A	X	X
Baillie Gifford Emerging Markets Equities Fund	X	X	X	X	X	X
Baillie Gifford Emerging Markets ex China Fund	N/A	N/A	N/A	N/A	X	X
Baillie Gifford Global Alpha Equities Fund	X	N/A	X	N/A	X	X
Baillie Gifford Health Innovation Equities Fund	N/A	N/A	N/A	N/A	X	X
Baillie Gifford International Alpha Fund	X	X	X	X	X	X
Baillie Gifford International Concentrated Growth Equities Fund	N/A	N/A	N/A	N/A	X	X
Baillie Gifford International Growth Fund	X	X	X	X	X	X
Baillie Gifford International Smaller Companies Fund	N/A	N/A	N/A	N/A	X	X
Baillie Gifford Long Term Global Growth Fund	X	N/A	N/A	N/A	X	X
Baillie Gifford U.S. Discovery Fund	N/A	N/A	N/A	N/A	X	X
Baillie Gifford U.S. Equity Growth Fund	N/A	N/A	N/A	N/A	X	X

Accounting Policies

The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The financial statements of the Funds have been prepared in conformity with generally accepted accounting principles in the United States of America ("GAAP"). Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds:

Valuation of Investments

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated the Funds' investment adviser, Baillie Gifford Overseas Limited (the "Manager") as the valuation designee (the "Valuation Designee") to determine the fair value, in good faith, of securities and other instruments for which no readily available market quotation exists, subject to the Board's oversight.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2024

Investments for which there are readily available market quotations are valued at market value. Equity securities listed on a securities exchange, market or automated quotation system (including equity securities traded over the counter) for which quotations are readily available, are valued at the last quoted trade price on the primary exchange or market (foreign or domestic) on which they are most actively traded on the date of valuation (or at approximately 4:00 p.m. Eastern Time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the date of valuation at the most recent quoted bid price.

Other securities for which current market quotations are not readily available (or for which quotations are not believed to be reliable due to market changes that occur after the most recent available quotations are obtained, or for any other reason), and all other assets, are valued at their fair value as determined in good faith by the Valuation Designee.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to close of regular trading on the New York Stock Exchange. Occasionally, events affecting the value of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, and such events may not be reflected in the computation of a Fund's net asset value.

The Valuation Designee utilizes a third-party pricing service for all equity securities, except those traded on Canadian, Latin American or U.S. exchanges, subject to certain minimum confidence levels, which applies a fair value adjustment that seeks to reflect changes in such securities' market prices since the close of the market on which the securities are traded. To the extent that securities are valued using this service, the securities will be classified as Level 2 securities in the fair value measurement framework described below.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 —  unadjusted quoted prices in active markets for identical investments that the Funds have the ability to access

Level 2 —  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —  significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds' Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities' market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund's investments at June 30, 2024 is disclosed at the end of each Fund's Portfolio of Investments.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2024

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the applicable rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Securities Transactions and Investment Income

The Funds' securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Non-cash income, if any, is included in investment income, with any non-cash income exceeding 5% of a Fund's total income stated separately on the Statements of Operations, and is recorded at the fair value of securities received.

Investment income, expenses (other than those specific to a particular class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

U.S. Federal and Other Taxes

Each Fund intends to continue to qualify to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), and as such will not be subject to U.S. federal income tax on income (including any net realized capital gains) which is distributed in accordance with the provisions of the Code to the Funds' shareholders. Therefore, no U.S. federal income tax provision is required.

Investment income received from investments in foreign jurisdictions may be subject to foreign withholding tax. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Whenever possible, the Funds will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty. Foreign taxes, if any, net of any reclaims, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest.

As a result of several court cases in certain countries across the European Union ("EU"), some Funds may file European tax reclaims for previously withheld taxes on dividends earned in those countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. If a positive decision is reached and as such, reclaims become payable to the Funds, they are reflected as Windfall Tax Recovery within investment income in the Statements of Operations and related receivables, if any, will be reflected within tax reclaims receivable in the Statements of Assets and Liabilities. If the associated cash is received, the Funds will generally follow, for tax purposes, IRS guidance in Notice 2016-10 and reduce the current year foreign taxes paid by the amount of the refund. When uncertainty exists as to the ultimate resolution of these proceedings and the likelihood of receipt of these EU reclaims, no amounts are reflected in the financial statements.

In the event that EU reclaims received by a Fund during a fiscal year exceed foreign withholding taxes paid by the Fund, and the Fund previously passed through to its shareholders foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder's income tax return, the Fund will enter into a closing agreement with the IRS in order to pay the associated tax liability on behalf of the Fund's shareholders.

In addition to the requirements of the Code, the Funds may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities in India or other such foreign

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2024

jurisdictions, payable upon repatriation of sales proceeds. Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred tax liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities.

While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in China A shares purchased through the Stock Connect programs, these Chinese tax rules could be changed, which could result in unexpected tax liabilities for the Fund.

The Funds are subject to tax accounting standards that provide guidance for how certain and uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. These standards require the evaluation of tax positions taken, or expected to be taken, in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a reduction in a tax benefit or expense in the current year. Management has evaluated the application of these standards and has determined no liabilities for income tax related expenses are required in the financial statements of the Funds. The previous three tax year ends and the interim tax period since then, as applicable, remain subject to examination.

At December 31, 2023 for federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Short Term Capital Losses No Expiration	Long Term Capital Losses No Expiration	Capital Loss Available Total
Baillie Gifford China A Shares Growth Fund	$(873)	$(8,625)	$(9,498)
Baillie Gifford China Equities Fund	(362,157)	(177,394)	(539,551)
Baillie Gifford Developed EAFE All Cap Fund	(12,967,541)	(46,782,042)	(59,749,583)
Baillie Gifford EAFE Plus All Cap Fund	(5,716,283)	(25,050,535)	(30,766,818)
Baillie Gifford Emerging Markets Equities Fund	(146,037,132)	(240,927,253)	(386,964,385)
Baillie Gifford Emerging Markets ex China Fund	(19,583)	(28,241)	(47,824)
Baillie Gifford Global Alpha Equities Fund	(68,810,063)	(9,093,330)	(77,903,393)
Baillie Gifford Health Innovation Equities Fund	(995,145)	(2,037,184)	(3,032,329)
Baillie Gifford International Alpha Fund	(48,766,287)	—	(48,766,287)
Baillie Gifford International Concentrated Growth Equities Fund	(6,497,222)	(13,824,685)	(20,321,907)
Baillie Gifford International Growth Fund	—	—	—
Baillie Gifford International Smaller Companies Fund	(7,849,962)	(9,582,882)	(17,432,844)
Baillie Gifford Long Term Global Growth Fund	(78,028,371)	(126,667,899)	(204,696,270)
Baillie Gifford U.S. Discovery Fund	(981,469)	(408,897)	(1,390,366)
Baillie Gifford U.S. Equity Growth Fund	(3,719,259)	(18,263,690)	(21,982,949)

Realized capital losses, currency losses and passive foreign investment company ("PFIC") losses incurred after October 31 ("post-October capital/late year ordinary losses") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year. During the year or period ended December 31, 2023, the Funds shown below incurred and will elect to defer net post-October or late year losses as indicated.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2024

At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:

Fund	Capital Loss Carryforwards	Post October Capital/Late Year Ordinary Losses
Baillie Gifford China A Shares Growth Fund	$(9,498)	$—
Baillie Gifford China Equities Fund	(539,551)	—
Baillie Gifford Developed EAFE All Cap Fund	(59,749,583)	—
Baillie Gifford EAFE Plus All Cap Fund	(30,766,818)	—
Baillie Gifford Emerging Markets Equities Fund	(386,964,385)	—
Baillie Gifford Emerging Markets ex China Fund	(47,824)	—
Baillie Gifford Global Alpha Equities Fund	(77,903,393)	—
Baillie Gifford Health Innovation Equities Fund	(3,032,329)	—
Baillie Gifford International Alpha Fund	(48,766,287)	—
Baillie Gifford International Concentrated Growth Equities Fund	(20,321,907)	—
Baillie Gifford International Growth Fund	—	—
Baillie Gifford International Smaller Companies Fund	(17,432,844)	—
Baillie Gifford Long Term Global Growth Fund	(204,696,270)	—
Baillie Gifford U.S. Discovery Fund	(1,390,366)	—
Baillie Gifford U.S. Equity Growth Fund	(21,982,949)	—

Dividends and Distributions to Shareholders

The Funds intend to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Funds at net asset value on the ex-dividend date unless the shareholder elects to receive dividends and distributions in cash. Currently, the Funds' policies are to distribute net investment income and net capital gains on an annual basis. Such distributions are determined in conformity with U.S. federal income tax regulations, which may differ from GAAP.

The Funds' cost of investments and gross unrealized appreciation (depreciation) at June 30, 2024 for U.S. federal income tax purposes were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
Baillie Gifford China A Shares Growth Fund	$1,098,785	$125,350	$(390,505)	$(265,155)
Baillie Gifford China Equities Fund	2,989,529	88,487	(985,889)	(897,402)
Baillie Gifford Developed EAFE All Cap Fund	323,075,396	115,689,200	(31,631,256)	84,057,944
Baillie Gifford EAFE Plus All Cap Fund	259,547,683	106,528,847	(25,591,224)	80,937,623
Baillie Gifford Emerging Markets Equities Fund	4,374,227,625	1,731,615,612	(932,082,234)	799,533,378
Baillie Gifford Emerging Markets ex China Fund	976,271	171,747	(130,207)	41,540
Baillie Gifford Global Alpha Equities Fund	554,093,560	390,098,290	(38,870,025)	351,228,265
Baillie Gifford Health Innovation Equities Fund	18,136,473	1,648,157	(4,139,004)	(2,490,847)
Baillie Gifford International Alpha Fund	1,584,247,579	880,970,357	(225,476,978)	655,493,379
Baillie Gifford International Concentrated Growth Equities Fund	73,606,529	26,456,797	(27,248,616)	(791,819)
Baillie Gifford International Growth Fund	2,068,727,357	1,313,150,061	(378,968,115)	934,181,946

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2024

Fund	Cost of Investments	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
Baillie Gifford International Smaller Companies Fund	$14,669,298	$3,010,331	$(3,996,539)	$(986,208)
Baillie Gifford Long Term Global Growth Fund	461,749,814	312,873,670	(54,798,070)	258,075,600
Baillie Gifford U.S. Discovery Fund	2,238,193	581,968	(539,990)	41,978
Baillie Gifford U.S. Equity Growth Fund	16,932,426	11,677,489	(4,675,857)	7,001,632

Note B — Investment Management and Other Services

The Funds are advised and managed by the Manager. The Manager, an investment adviser registered with the SEC, is a wholly owned subsidiary of Baillie Gifford & Co.

Under an investment advisory agreement between the Manager and the Trust on behalf of the Funds (the "Advisory Agreement"), each Fund pays the Manager an investment advisory fee, in arrears.

The advisory fee paid by each Fund under the Advisory Agreement is calculated and accrued daily on the basis of the annual rate noted below and expressed as a percentage of that Fund's average daily net assets.

Fund	Average Daily Net Assets of the Fund (billions)	Annual Rate at Each Asset Level
Baillie Gifford China A Shares Growth Fund	$0 - $2 > $2 - $5 Above $5	0.55% 0.51% 0.49%
Baillie Gifford China Equities Fund	$0 - $2 > $2 - $5 Above $5	0.55% 0.51% 0.49%
Baillie Gifford Developed EAFE All Cap Fund	$0 - $2 > $2 - $5 Above $5	0.35% 0.31% 0.29%
Baillie Gifford EAFE Plus All Cap Fund	$0 - $2 > $2 - $5 Above $5	0.35% 0.31% 0.29%
Baillie Gifford Emerging Markets Equities Fund	$0 - $2 > $2 - $5 Above $5	0.55% 0.51% 0.49%
Baillie Gifford Emerging Markets ex China Fund	$0 - $2 > $2 - $5 Above $5	0.55% 0.51% 0.49%
Baillie Gifford Global Alpha Equities Fund	$0 - $2 > $2 - $5 Above $5	0.40% 0.36% 0.34%
Baillie Gifford Health Innovation Equities Fund	$0 - $2 > $2 - $5 Above $5	0.33% 0.29% 0.27%
Baillie Gifford International Alpha Fund	$0 - $2 > $2 - $5 Above $5	0.35% 0.31% 0.29%

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2024

Fund	Average Daily Net Assets of the Fund (billions)	Annual Rate at Each Asset Level
Baillie Gifford International Concentrated Growth Equities Fund	$0 - $2 > $2 - $5 Above $5	0.40% 0.36% 0.34%
Baillie Gifford International Growth Fund	$0 - $2 > $2 - $5 Above $5	0.35% 0.31% 0.29%
Baillie Gifford International Smaller Companies Fund	All assets	0.58%
Baillie Gifford Long Term Global Growth Fund	$0 - $2 > $2 - $5 Above $5	0.45% 0.41% 0.39%
Baillie Gifford U.S. Discovery Fund	All assets	0.50%
Baillie Gifford U.S. Equity Growth Fund	$0 - $2 > $2 - $5 Above $5	0.33% 0.29% 0.27%

The Manager has contractually agreed to waive its fees and/or bear expenses of the following Funds to the extent that such Fund's total annual operating expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed the amounts listed below. This contractual waiver will expire on April 30, 2025.

Fund	Class	Expense Limitation
Baillie Gifford China A Shares Growth Fund	Class K and Institutional Class	0.87%
Baillie Gifford China Equities Fund	Class K and Institutional Class	0.87%
Baillie Gifford Emerging Markets ex China Fund	Class K and Institutional Class	0.87%
Baillie Gifford Health Innovation Equities Fund	Class K and Institutional Class	0.65%
Baillie Gifford International Concentrated Growth Equities Fund	Class K and Institutional Class	0.72%
Baillie Gifford International Smaller Companies Fund	Class K and Institutional Class	0.90%
Baillie Gifford U.S. Discovery Fund	Class K and Institutional Class	0.82%
Baillie Gifford U.S. Equity Growth Fund	Class K and Institutional Class	0.65%

Fees waived or expenses reimbursed for all Funds are not subject to recoupment. These contractual agreements may only be terminated by the Board.

Baillie Gifford Funds Services LLC, a wholly-owned subsidiary of the Manager, serves as the sole distributor and principal underwriter of the shares of the Funds.

The Funds have adopted a Shareholder Servicing Plan providing that the Fund may pay the Manager, or any other entity that acts from time to time as the shareholder servicing agent with respect to a class of Fund shares, for services rendered and expenses borne in connection with the provision of services provided to Fund investors and/or the maintenance of shareholder accounts. For these services, the Funds pay the Manager a fee at the annualized rate of the Funds' average daily net assets attributed to each class of shares. The fee paid by Class 2 shares is 0.17%,

Class 3 shares is 0.10%, Class 4 shares is 0.07%, and Class 5 shares is 0.02%. Class K and Institutional Class shares do not pay this fee.

With respect to Class K and Institutional Class shares, the Manager is responsible for providing certain administrative services to Fund shareholders as well as coordinating, overseeing and supporting services provided to Fund shareholders by third parties, including financial intermediaries that hold accounts with the Funds, pursuant to an Administration and Supervisory Agreement between the Manager and the Trust on behalf of each Fund.

Each Fund has adopted an Administration, Supervisory and Sub-Accounting Services Plan with respect to Class K and Institutional Class shares of each Fund, which authorizes each Fund to pay the Manager an Administration and Supervisory Fee quarterly, in arrears,

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2024

with respect to Class K and Institutional Class shares at an annual rate of 0.17% of such Fund's average net assets.

Institutional Class shares bear expenses in connection with compensating financial intermediaries for sub-transfer agency and other services. Class K shares do not bear such expenses.

The Funds may enter into certain agreements with Financial Intermediaries that require payments for sub-transfer agency services in excess of the Board approved cap on payments and/or reimbursements to Financial Intermediaries. In such instances the Manager will pay, out of its own profits, the difference between the amount due under the agreement with the Financial Intermediary and the cap on such payments and/or reimbursements approved by the Board.

The Bank of New York Mellon serves as the Funds' administrator and custodian. BNY Mellon Investment Servicing (U.S.) Inc. serves as the Trust's transfer agent, registrar and dividend disbursing agent.

Note C — Investment Transactions

Purchases and proceeds from sales of securities (excluding short term securities) for the six months ended June 30, 2024 were as follows:

Fund	Purchases	Sales
Baillie Gifford China A Shares Growth Fund	$155,098	$150,335
Baillie Gifford China Equities Fund	353,708	208,327
Baillie Gifford Developed EAFE All Cap Fund	45,078,559	173,386,591
Baillie Gifford EAFE Plus All Cap Fund	40,376,022	155,795,242
Baillie Gifford Emerging Markets Equities Fund	640,274,360	652,803,320
Baillie Gifford Emerging Markets ex China Fund	108,597	99,568
Baillie Gifford Global Alpha Equities Fund	132,231,233	248,905,828
Baillie Gifford Health Innovation Equities Fund	4,230,244	3,446,024
Baillie Gifford International Alpha Fund	281,411,219	459,615,484
Baillie Gifford International Concentrated Growth Equities Fund	8,343,221	18,726,225
Baillie Gifford International Growth Fund	266,221,118	337,869,537
Baillie Gifford International Smaller Companies Fund	1,074,094	1,539,033
Baillie Gifford Long Term Global Growth Fund	116,490,698	121,267,073
Baillie Gifford U.S. Discovery Fund	331,359	344,312
Baillie Gifford U.S. Equity Growth Fund	3,982,495	28,225,554

Note D — Transactions in Shares of Beneficial Interest

	Baillie Gifford China A Shares Growth Fund
	For the Period Ended June 30, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class K Shares
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	—	—	15	138
Shares redeemed	—	—	—	—
Net Increase (Decrease)	—	$—	15	$138

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2024

	Baillie Gifford China A Shares Growth Fund
	For the Period Ended June 30, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Institutional Class Shares
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	—	—	16	138
Shares redeemed	—	—	—	—
Net Increase (Decrease)	—	$—	16	$138
Total Net Increase (Decrease)	—	$—	31	$276
	Baillie Gifford China Equities Fund
	For the Period Ended June 30, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class K Shares
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	—	—	794	3,739
Shares redeemed	—	—	—	—
Net Increase (Decrease)	—	$—	794	$3,739
Institutional Class Shares
Shares sold	54,639	$241,830	133,389	$703,230
Shares issued in reinvestment of dividends and distributions	—	—	5,681	26,642
Shares redeemed	(24,414)	(107,151)	(62,303)	(311,955)
Net Increase (Decrease)	30,225	$134,679	76,767	$417,917
Total Net Increase (Decrease)	30,225	$134,679	77,561	$421,656
	Baillie Gifford Developed EAFE All Cap Fund
	For the Period Ended June 30, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class 2 Shares
Shares sold	243	$3,000	481	$6,000
Shares issued in reinvestment of dividends and distributions	—	—	82,857	1,054,047
Shares redeemed	(2,657,621)	(34,592,927)	—	—
Net Increase (Decrease)	(2,657,378)	$(34,589,927)	83,338	$1,060,047

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2024

	Baillie Gifford Developed EAFE All Cap Fund
	For the Period Ended June 30, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class 3 Shares
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	—	—	50,310	647,036
Shares redeemed	—	—	—	—
Net Increase (Decrease)	—	$—	50,310	$647,036
Class 4 Shares
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net Increase (Decrease)	—	$—	—	$—
Class K Shares
Shares sold	178,825	$2,302,275	1,773,075	$22,520,988
Shares issued in reinvestment of dividends and distributions	—	—	116,017	1,473,425
Shares redeemed	(6,853,482)	(89,851,897)	(2,654,581)	(31,442,173)
Net Increase (Decrease)	(6,674,657)	$(87,549,622)	(765,489)	$(7,447,760)
Institutional Class Shares
Shares sold	219,168	$2,758,397	621,318	$7,478,597
Shares issued in reinvestment of dividends and distributions	—	—	31,808	403,002
Shares redeemed	(801,502)	(10,208,574)	(6,564,480)	(77,026,308)
Net Increase (Decrease)	(582,334)	$(7,450,177)	(5,911,354)	$(69,144,709)
Total Net Increase (Decrease)	(9,914,369)	$(129,589,726)	(6,543,195)	$(74,885,386)
	Baillie Gifford EAFE Plus All Cap Fund
	For the Period Ended June 30, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class 2 Shares
Shares sold	263,634	$3,980,410	323,543	$4,506,000
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(5,296,041)	(79,969,490)	—	—
Net Increase (Decrease)	(5,032,407)	$(75,989,080)	323,543	$4,506,000

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2024

	Baillie Gifford EAFE Plus All Cap Fund
	For the Period Ended June 30, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class 3 Shares
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	(455,457)	(6,176,550)
Net Increase (Decrease)	—	$—	(455,457)	$(6,176,550)
Class 4 Shares
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net Increase (Decrease)	—	$—	—	$—
Class K Shares
Shares sold	22,568	$567,165	33,984	$484,317
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(2,810,991)	(41,239,327)	(1,254,109)	(17,201,568)
Net Increase (Decrease)	(2,788,423)	$(40,672,162)	(1,220,125)	$(16,717,251)
Institutional Class Shares
Shares sold	2,060	$29,384	118,566	$1,756,326
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(7,055)	(103,705)	(1,107,781)	(15,427,673)
Net Increase (Decrease)	(4,995)	$(74,321)	(989,215)	$(13,671,347)
Total Net Increase (Decrease)	(7,825,825)	$(116,735,563)	(2,341,254)	$(32,059,148)
	Baillie Gifford Emerging Markets Equities Fund
	For the Period Ended June 30, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class 2 Shares
Shares sold	162	$3,000	317	$8,784
Shares issued in reinvestment of dividends and distributions	—	—	121,471	2,285,172
Shares redeemed	(3,120)	(60,000)	(6,482)	(120,000)
Net Increase (Decrease)	(2,958)	$(57,000)	115,306	$2,173,956

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2024

	Baillie Gifford Emerging Markets Equities Fund
	For the Period Ended June 30, 2024			For the Year Ended December 31, 2023
	Shares	Amount		Shares	Amount
Class 3 Shares
Shares sold	—	$—		10,775,052	$201,955,627	(a)
Shares issued in reinvestment of dividends and distributions	—	—		461,195	8,760,446
Shares redeemed	(1,570,060)	(33,000,000)		(11,727,897)	(232,848,613	)(b)
Net Increase (Decrease)	(1,570,060)	$(33,000,000)		(491,650)	$(22,132,540)
Class 4 Shares
Shares sold	—	$—		10,773,865	$215,035,903	(b)
Shares issued in reinvestment of dividends and distributions	—	—		441,550	8,383,004
Shares redeemed	—	—		(10,613,488)	(201,944,954	)(a)
Net Increase (Decrease)	—	$—		601,927	$21,473,953
Class 5 Shares
Shares sold	685,306	$13,800,000		633,783	$12,552,499
Shares issued in reinvestment of dividends and distributions	—	—		2,189,687	42,890,720
Shares redeemed	(6,624,171)	(124,000,000)		(11,202,100)	(220,000,000)
Net Increase (Decrease)	(5,938,865)	$(110,200,000)		(8,378,630)	$(164,556,781)
Class K Shares
Shares sold	11,558,466	$226,041,951	(c)	22,977,907	$428,176,206	(d)
Shares issued in reinvestment of dividends and distributions	—	—		3,992,876	74,746,645
Shares redeemed	(9,707,958)	(188,084,966	)(e)	(22,075,455)	(411,390,842	)(f)
Net Increase (Decrease)	1,850,508	$37,956,985		4,895,328	$91,532,009
Institutional Class Shares
Shares sold	8,162,917	$159,019,714	(e)	16,136,225	$300,373,191	(f)
Shares issued in reinvestment of dividends and distributions	—	—		1,868,999	34,987,667
Shares redeemed	(5,238,829)	(101,728,065	)(c)	(17,405,234)	(323,633,729	)(d)
Net Increase (Decrease)	2,924,088	$57,291,649		599,990	$11,727,129
Total Net Increase (Decrease)	(2,737,287)	$(48,008,366)		(2,657,729)	$(59,782,274)

(a)  $201,944,953 converted into Class 3 from Class 4.

(b)  $215,025,867 converted from Class 3 into Class 4.

(c)  $109,580 converted into Class K from Institutional Class.

(d)  $3,289,150 converted into Class K from Institutional Class.

(e)  $76,433 converted from Class K into Institutional Class.

(f)  $1,074,155 converted from Class K into Institutional Class.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2024

	Baillie Gifford Emerging Markets ex China Fund
	For the Period Ended June 30, 2024			For the Year Ended December 31, 2023
	Shares	Amount		Shares	Amount
Class K Shares
Shares sold	—	$—		—	$—
Shares issued in reinvestment of dividends and distributions	—	—		1,440	12,440
Shares redeemed	—	—		—	—
Net Increase (Decrease)	—	$—		1,440	$12,440
Institutional Class Shares
Shares sold	—	$—		—	$—
Shares issued in reinvestment of dividends and distributions	—	—		1,440	12,441
Shares redeemed	—	—		—	—
Net Increase (Decrease)	—	$—		1,440	$12,441
Total Net Increase (Decrease)	—	$—		2,880	$24,881
	Baillie Gifford Global Alpha Equities Fund
	For the Period Ended June 30, 2024			For the Year Ended December 31, 2023
	Shares	Amount		Shares	Amount
Class 2 Shares
Shares sold	5,225,017	$87,500,121	(a)	403	$6,000
Shares issued in reinvestment of dividends and distributions	—	—		94,139	1,517,812
Shares redeemed	(1,589,021)	(27,549,953)		(3,797,829)	(60,317,278)
Net Increase (Decrease)	3,635,996	$59,950,168		(3,703,287)	$(58,793,466)
Class 3 Shares
Shares sold	—	$—		12,054,304	$183,013,261	(b)
Shares issued in reinvestment of dividends and distributions	—	—		224,047	3,738,085
Shares redeemed	(18,369,648)	(305,100,129	)(c)	(905,562)	(15,000,000)
Net Increase (Decrease)	(18,369,648)	$(305,100,129)		11,372,789	$171,751,346
Class 4 Shares
Shares sold	11,800,999	$197,603,009	(d)	—	$—
Shares issued in reinvestment of dividends and distributions	—	—		59,530	1,027,044
Shares redeemed	—	—		(17,471,365)	(283,013,261	)(b)
Net Increase (Decrease)	11,800,999	$197,603,009		(17,411,835)	$(281,986,217)

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2024

	Baillie Gifford Global Alpha Equities Fund
	For the Period Ended June 30, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class K Shares
Shares sold	643,670	$11,092,588	2,335,018	$33,693,987
Shares issued in reinvestment of dividends and distributions	—	—	233,396	3,741,343
Shares redeemed	(5,022,959)	(85,805,714)	(9,027,657)	(132,592,777)
Net Increase (Decrease)	(4,379,289)	$(74,713,126)	(6,459,243)	$(95,157,447)
Institutional Class Shares
Shares sold	34,401	$567,050	21,615	$319,600
Shares issued in reinvestment of dividends and distributions	—	—	30,041	481,863
Shares redeemed	(90,924)	(1,543,146)	(114,093)	(1,690,415)
Net Increase (Decrease)	(56,523)	$(976,096)	(62,437)	$(888,952)
Total Net Increase (Decrease)	(7,368,465)	$(123,236,174)	(16,264,013)	$(265,074,736)

(a)  $87,497,120 converted into Class 2 from Class 3.

(b)  $183,013,261 converted into Class 3 from Class 4.

(c)  $87,497,120 converted from Class 3 into Class 2. $197,603,009 converted from Class 3 into Class 4.

(d)  $197,603,009 converted into Class 4 from Class 3.

	Baillie Gifford Health Innovation Equities Fund
	For the Period Ended June 30, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class K Shares
Shares sold	107,862	$608,000	7,852	$44,510
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	(1)	(10)
Net Increase (Decrease)	107,862	$608,000	7,851	$44,500
Institutional Class Shares
Shares sold	121,086	$708,626	804,195	$5,154,368
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(227,433)	(1,320,056)	(1,321,526)	(7,759,697)
Net Increase (Decrease)	(106,347)	$(611,430)	(517,331)	$(2,605,329)
Total Net Increase (Decrease)	1,515	$(3,430)	(509,480)	$(2,560,829)

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2024

	Baillie Gifford International Alpha Fund
	For the Period Ended June 30, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class 2 Shares
Shares sold	1,604,487	$20,003,000	9,655,824	$118,367,703	(a)
Shares issued in reinvestment of dividends and distributions	—	—	363,891	4,612,541
Shares redeemed	(608,330)	(8,000,000)	(10,650,638)	(135,953,100	)(b)
Net Increase (Decrease)	996,157	$12,003,000	(630,923)	$(12,972,856)
Class 3 Shares
Shares sold	43,883	$575,000	14,098,049	$181,561,466	(b)
Shares issued in reinvestment of dividends and distributions	—	—	473,371	6,098,579
Shares redeemed	(796,886)	(10,488,004)	(13,671,724)	(169,603,268	)(a)
Net Increase (Decrease)	(753,003)	$(9,913,004)	899,696	$18,056,777
Class 4 Shares
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	—	—	601,759	7,901,757
Shares redeemed	(16,410,106)	(225,000,000)	—	—
Net Increase (Decrease)	(16,410,106)	$(225,000,000)	601,759	$7,901,757
Class 5 Shares
Shares sold	139,442	$2,000,000	119,657	$1,555,375
Shares issued in reinvestment of dividends and distributions	—	—	51,603	691,944
Shares redeemed	(126,856)	(1,670,901)	(746,496)	(9,078,801)
Net Increase (Decrease)	12,586	$329,099	(575,236)	$(6,831,482)
Class K Shares
Shares sold	8,889,337	$113,546,061	4,344,791	$51,808,499	(c)
Shares issued in reinvestment of dividends and distributions	—	—	703,760	8,881,452
Shares redeemed	(7,414,629)	(93,670,133)	(9,933,249)	(120,504,731)
Net Increase (Decrease)	1,474,708	$19,875,928	(4,884,698)	$(59,814,780)

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2024

	Baillie Gifford International Alpha Fund
	For the Period Ended June 30, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Institutional Class Shares
Shares sold	1,341,358	$17,225,289	2,316,465	$27,910,940
Shares issued in reinvestment of dividends and distributions	—	—	86,857	1,107,421
Shares redeemed	(1,170,958)	(15,068,337)	(6,897,965)	(80,306,368	)(c)
Net Increase (Decrease)	170,400	$2,156,952	(4,494,643)	$(51,288,007)
Total Net Increase (Decrease)	(14,509,258)	$(200,548,025)	(9,084,045)	$(104,948,591)

(a)  $118,361,703 converted into Class 2 from Class 3.

(b)  $123,953,100 converted from Class 2 to Class 3.

(c)  $3,948 converted into Class K from Institutional Class.

	Baillie Gifford International Concentrated Growth Equities Fund
	For the Period Ended June 30, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class K Shares
Shares sold	369,066	$2,590,394	910,868	$5,810,022
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(942,621)	(6,762,733)	(1,144,896)	(7,167,004)
Net Increase (Decrease)	(573,555)	$(4,172,339)	(234,028)	$(1,356,982)
Institutional Class Shares
Shares sold	748,814	$5,059,218	4,283,578	$26,448,824
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(1,647,429)	(11,504,256)	(4,363,047)	(26,262,204)
Net Increase (Decrease)	(898,615)	$(6,445,038)	(79,469)	$186,620
Total Net Increase (Decrease)	(1,472,170)	$(10,617,377)	(313,497)	$(1,170,362)

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2024

	Baillie Gifford International Growth Fund
	For the Period Ended June 30, 2024			For the Year Ended December 31, 2023
	Shares	Amount		Shares	Amount
Class 2 Shares
Shares sold	13,641,379	$171,405,507	(a)	2,326,632	$28,506,000
Shares issued in reinvestment of dividends and distributions	—	—		220,663	2,757,162
Shares redeemed	(8,115,379)	(102,075,207	)(b)	(818,890)	(10,145,987)
Net Increase (Decrease)	5,526,000	$69,330,300		1,728,405	$21,117,175
Class 3 Shares
Shares sold	7,705,359	$97,075,207	(b)	145,347	$1,800,000
Shares issued in reinvestment of dividends and distributions	—	—		87,544	1,096,924
Shares redeemed	(19,897,879)	(252,852,507	)(a)	(1,391,091)	(16,700,000)
Net Increase (Decrease)	(12,192,520)	$(155,777,300)		(1,158,200)	$(13,803,076)
Class 4 Shares
Shares sold	—	$—		1,289,740	$16,000,000
Shares issued in reinvestment of dividends and distributions	—	—		220,992	2,770,069
Shares redeemed	—	—		(640,509)	(7,400,000)
Net Increase (Decrease)	—	$—		870,223	$11,370,069
Class 5 Shares
Shares sold	—	$—		—	$—
Shares issued in reinvestment of dividends and distributions	—	—		496,068	6,235,027
Shares redeemed	—	—		—	—
Net Increase (Decrease)	—	$—		496,068	$6,235,027
Class K Shares
Shares sold	197,598	$2,486,131		410,874	$5,065,217
Shares issued in reinvestment of dividends and distributions	—	—		21,304	265,664
Shares redeemed	(129,810)	(1,715,290)		(228,663)	(2,680,104)
Net Increase (Decrease)	67,788	$770,841		203,515	$2,650,777

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2024

	Baillie Gifford International Growth Fund
	For the Period Ended June 30, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Institutional Class Shares
Shares sold	3,689,058	$46,361,946	8,334,166	$99,580,505
Shares issued in reinvestment of dividends and distributions	—	—	57,212	711,714
Shares redeemed	(4,620,521)	(57,507,655)	(6,942,598)	(82,215,244)
Net Increase (Decrease)	(931,463)	$(11,145,709)	1,448,780	$18,076,975
Total Net Increase (Decrease)	(7,530,195)	$(96,821,868)	3,588,791	$45,646,947

(a)  $169,902,507 converted into Class 2 from Class 3.

(b)  $97,075,207 converted from Class 2 to Class 3.

	Baillie Gifford International Smaller Companies Fund
	For the Period Ended June 30, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class K Shares
Shares sold	8,230	$100,490	132,537	$1,671,800
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	(2,165,453)	(26,851,735)
Net Increase (Decrease)	8,230	$100,490	(2,032,916)	$(25,179,935)
Institutional Class Shares
Shares sold	2,517	$30,000	44,864	$564,800
Shares issued in reinvestment of dividends and distributions	—	—	30,837	382,373
Shares redeemed	(49,480)	(584,240)	(4,917)	(57,993)
Net Increase (Decrease)	(46,963)	$(554,240)	70,784	$889,180
Total Net Increase (Decrease)	(38,733)	$(453,750)	(1,962,132)	$(24,290,755)

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2024

	Baillie Gifford Long Term Global Growth Fund
	For the Period Ended June 30, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class 2 Shares
Shares sold	600,312	$17,003,000	259	$6,000
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	(66,416)	(1,750,000)
Net Increase (Decrease)	600,312	$17,003,000	(66,157)	$(1,744,000)
Class 4 Shares
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	(1,774,513)	(46,893,467)
Net Increase (Decrease)	—	$—	(1,774,513)	$(46,893,467)
Class K Shares
Shares sold	517,261	$15,036,057	256,893	$5,900,106
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(429,779)	(12,596,628)	(591,822)	(13,798,230)
Net Increase (Decrease)	87,482	$2,439,429	(334,929)	$(7,898,124)
Institutional Class Shares
Shares sold	1,402,126	$39,732,170	2,291,785	$51,934,816
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(2,118,315)	(56,381,083)	(1,910,249)	(44,532,165)
Net Increase (Decrease)	(716,189)	$(16,648,913)	381,536	$7,402,651
Total Net Increase (Decrease)	(28,395)	$2,793,516	(1,794,063)	$(49,132,940)

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2024

	Baillie Gifford U.S. Discovery Fund
	For the Period Ended June 30, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class K Shares
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	(168,322)	(886,038)
Net Increase (Decrease)	—	$—	(168,322)	$(886,038)
Institutional Class Shares
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net Increase (Decrease)	—	$—	—	$—
Total Net Increase (Decrease)	—	$—	(168,322)	$(886,038)
	Baillie Gifford U.S. Equity Growth Fund
	For the Period Ended June 30, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class K Shares
Shares sold	5,895	$124,605	29,173	$485,830
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(746,723)	(16,030,992)	(129,925)	(2,342,899)
Net Increase (Decrease)	(740,828)	$(15,906,387)	(100,752)	$(1,857,069)
Institutional Class Shares
Shares sold	34,518	$722,997	271,720	$4,632,310
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	(436,227)	(9,228,687)	(444,391)	(7,586,926)
Net Increase (Decrease)	(401,709)	$(8,505,690)	(172,671)	$(2,954,616)
Total Net Increase (Decrease)	(1,142,537)	$(24,412,077)	(273,423)	$(4,811,685)

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2024

Note E — Beneficial Ownership

Beneficial ownership, either direct or indirect, of more than 25% of the voting securities of a Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of June 30, 2024, the following Funds had one or more shareholders which beneficially owned 25% or more of the Fund's voting securities:

Fund
Baillie Gifford China A Shares Growth Fund(1)
Baillie Gifford China Equities Fund
Baillie Gifford EAFE Plus All Cap Fund
Baillie Gifford Emerging Markets ex China Fund(1)
Baillie Gifford Health Innovation Equities Fund(1)(2)
Baillie Gifford International Concentrated Growth Equities Fund(2)
Baillie Gifford International Growth Fund
Baillie Gifford International Smaller Companies Fund
Baillie Gifford U.S. Discovery Fund
Baillie Gifford U.S. Equity Growth Fund(2)

(1)  At June 30, 2024, Baillie Gifford International, LLC, a wholly owned subsidiary of the Manager, beneficially owned 25% or more of the Fund's voting securities and as a result may be deemed to control such Funds.

(2)  The Fund has two shareholders which each beneficially own 25% or more of the Fund's voting securities.

Purchase and redemption activity of these accounts may have a significant effect on the operation of each Fund.

Note F — Commitments and Contingencies

Each of the Funds indemnifies the Trust's officers and each member of the Board for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.

The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note G — Line of Credit

The Trust entered into a committed facility with Bank of New York Mellon on May 1, 2017, renewed April 16,

2024, and expiring April 15, 2025 (unless renewed), which allows the series of the Trust to borrow up to $75 million in total subject to minimum asset coverage requirements set out in the Credit Agreement. Each such series may borrow money under this credit facility for the temporary funding of shareholder redemptions or for other temporary or emergency purposes.

In normal market conditions, borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate + 0.10%.

The Funds pay a share of a commitment fee on the portion of the facility which is undrawn. The commitment fee is 0.25% on undrawn amounts.

The rate payable at June 30, 2024 was 6.68% on any amounts drawn down. As at June 30, 2024, the Funds had no outstanding loan balances.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2024

The following borrowings were made against the credit facility during the period:

Fund	Maximum Amount Borrowed	Average Amount Borrowed(1)	Average Interest Rate
Baillie Gifford Developed EAFE All Cap Fund	$30,300,000	$12,665,385	6.66%
Baillie Gifford EAFE Plus All Cap Fund	22,250,000	11,862,500	6.66%
Baillie Gifford Global Alpha Equities Fund	27,850,000	17,080,000	6.66%
Baillie Gifford International Alpha Fund	7,100,000	3,600,000	6.66%
Baillie Gifford International Concentrated Growth Equities Fund	1,550,000	1,166,667	6.67%
Baillie Gifford Long Term Global Growth Fund	26,800,000	26,800,000	6.67%
Baillie Gifford U.S Equity Growth Fund	9,000,000	4,193,750	6.66%

(1)  Average amount borrowed is calculated using days with outstanding borrowings.

Note H — Principal Risks

The below is a selection of the Funds' principal risks. The Funds' full list of principal risks, including more commonly known risks, are further described within their respective prospectuses.

Investment Style Risk

The Manager actively makes investment decisions for the Funds through bottom-up stock selection. Accordingly, the Funds will have risk characteristics that differ from their benchmark indices. The Manager's judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause a Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the Manager's investment decisions will produce the desired results.

Growth Stock Risk

The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

Long-Term Investment Strategy Risk

The Funds pursue a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause a Fund to lose money or underperform compared to its benchmark index or other mutual funds over extended periods of time, and a Fund may not perform as expected in the long term. An investment in a Fund may be more suitable for long-term investors who can bear the risk of short- or medium-term fluctuations in the value of the Fund's portfolio.

Emerging Markets Risk

To the extent the Funds invest in emerging market securities, the Funds may be exposed to greater market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than the risks of investing in developed markets.

Geographic Focus Risk

Certain Funds expect to focus investments in a limited number of countries or geographic regions, and as a result may not offer the same level of diversification of risks as a more broadly global fund because these Funds will be exposed to a smaller geographic area. The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2024

developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a more geographically-diversified portfolio.

Non-Diversification Risk

A non-diversified fund may hold a smaller number of portfolio securities, with larger positions in each security it holds, than many other mutual funds. To the extent a Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund's shares may be more volatile than the values of shares of more diversified funds. Baillie Gifford China A Shares Growth Fund, Baillie Gifford China Equities Fund, Baillie Gifford Emerging Markets ex China Fund, Baillie Gifford Health Innovation Equities Fund, Baillie Gifford International Concentrated Growth Equities Fund, Baillie Gifford Long Term Global Growth Fund, Baillie Gifford U.S. Discovery Fund and Baillie Gifford U.S. Equity Growth Fund are all non-diversified Funds.

Market Disruption and Geopolitical Risk

Geopolitical, environmental and other events may disrupt securities markets and adversely affect global economies and markets. These disruptions could prevent the Funds from implementing their investment strategies and achieving their investment objectives, and increase the Funds' exposure to the other risks detailed in this Prospectus. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S.

War, terrorism, public health crises, and other geopolitical events, such as sanctions, tariffs, trade disputes, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. For instance, the 2022 Russian invasion of Ukraine and the sanctions that followed had immediate negative effects on global financial markets, sovereign debt and the markets for certain securities and commodities, such as oil and natural gas, and reduced the liquidity and value of Russian securities to zero or near zero. Similarly, terrorism in the U.S. and around the world has resulted in increased geopolitical risk.

Natural and environmental disasters, such as earthquakes and tsunamis, can be highly disruptive to economies and markets, adversely impacting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds' investments. Similarly, dramatic disruptions can be caused by communicable diseases, epidemics, pandemics, plagues and other public health crises.

For further information on the risks of investing in each Fund, please refer to each Fund's prospectus.

Note I — Legal Notice

MSCI

MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

FTSE Russell (U.S. Discovery & U.S. Equity Growth)

London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. "FTSE®" "Russell®", is/are a trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company's express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2024

S&P (U.S. Discovery & U.S. Equity Growth)

The S&P 500, S&P Global SmallCap and Dow Jones Islamic Market World (index) are products of S&P Dow Jones Indices LLC or its affiliates ("SPDJI"), and has been licensed for use by Baillie Gifford & Co. S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P"); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Baillie Gifford & Co. Baillie Gifford & Co Product(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500, S&P Global Small Cap and Dow Jones Islamic Market World Index.

Note J — Subsequent Events

Events or transactions that occur after the financial statement date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes.

There were no subsequent events identified between June 30, 2024 and the issuance of the Financial Statements.

Supplemental Information (unaudited)

Semi-Annual Report June 30, 2024

A description of each Fund's proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Manager at +1-844-394-6127 or on the SEC's website at http://www.sec.gov. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 can be found at Baillie Gifford Funds' website: http://USmutualfund.bailliegifford.com.

Copyright © Baillie Gifford & Co 2024

Baillie Gifford Funds

Semi-Annual Financial Statements and
Other Information, June 30, 2024 (Unaudited)

Baillie Gifford International All Cap Fund

Index

Page Number
01	Industry Diversification Table
02	Portfolio of Investments
07	Financial Statements
10	Financial Highlights
13	Notes to Financial Statements
20	Supplemental Information

This report is intended for shareholders of Baillie Gifford International All Cap Fund (the "Fund") and may not be used as sales literature unless preceded or accompanied by a current prospectus for the Fund.

The statements and views expressed in this report are as of this report's period end and are subject to change at any time based on a variety of factors. The respective parties disclaim any responsibility to update such views.

Actual outcomes may differ significantly from the views expressed. These views may not be relied on as investment advice or as an indication of trading intent on behalf of the Fund.

All investments entail risk, including the possible loss of principal.

Industry Diversification Table

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford International All Cap Fund

	Value	% of Total Net Assets
Airlines	$2,906,459	0.9%
Apparel	6,339,795	1.9
Auto Parts & Equipment	1,756,272	0.5
Banks	13,368,310	4.0
Beverages	11,222,655	3.4
Chemicals	7,509,344	2.3
Commercial Services	26,065,783	7.9
Computers	2,287,801	0.7
Cosmetics/Personal Care	12,130,690	3.7
Distribution/Wholesale	8,369,737	2.5
Diversified Financial Services	8,557,923	2.6
Electronics	19,738,640	6.0
Food	7,201,220	2.2
Hand/Machine Tools	4,958,952	1.5
Healthcare — Products	8,807,171	2.7
Healthcare — Services	5,739,117	1.7
Home Furnishings	1,596,722	0.5
Insurance	5,540,490	1.7
Internet	44,406,849	13.4
Investment Companies	12,912,103	3.9
Leisure Time	3,384,510	1.0
Machinery — Construction & Mining	8,493,998	2.6
Machinery — Diversified	18,950,657	5.7
Mining	3,820,379	1.1
Oil & Gas	4,597,773	1.4
Retail	16,982,417	5.1
Semiconductors	40,642,538	12.3
Software	5,999,566	1.8
Toys/Games/Hobbies	5,354,957	1.6
Transportation	6,495,918	2.0
Total Value of Investments	326,138,746	98.6
Other assets less liabilities	4,478,516	1.4
Net Assets	$330,617,262	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

01

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford International All Cap Fund

	Shares	Value
COMMON STOCKS — 97.8%
AUSTRALIA — 1.2%
BHP Group Ltd.	133,664	$3,820,379
BELGIUM — 1.3%
Anheuser-Busch InBev SA/NV	75,210	4,366,373
BRAZIL — 4.0%
B3 SA — Brasil Bolsa Balcao	1,264,200	2,313,512
MercadoLibre, Inc. *	4,302	7,069,907
Raia Drogasil SA	840,180	3,868,667
		13,252,086
CANADA — 2.8%
Canadian Pacific Kansas City Ltd.	49,807	3,922,522
Shopify, Inc., Class A *	80,378	5,308,967
		9,231,489
CHILE — 0.7%
Banco de Chile ADR	105,300	2,382,939
CHINA — 6.0%
Alibaba Group Holding Ltd.	388,256	3,499,289
Centre Testing International Group Co., Ltd., Class A	790,100	1,091,666
Contemporary Amperex Technology Co., Ltd., Class A	70,899	1,756,272
Kweichow Moutai Co., Ltd., Class A	6,700	1,349,930
Li Ning Co., Ltd.	605,000	1,303,738
Midea Group Co., Ltd., Class A	180,100	1,596,722
Ping An Insurance Group Co. of China Ltd., Class H	416,500	1,886,985
Prosus NV *	150,044	5,335,338
Silergy Corp.	154,000	2,184,385
		20,004,325
DENMARK — 0.8%
DSV A/S	16,765	2,573,396
FRANCE — 4.4%
Air Liquide SA	27,822	4,801,727
LVMH Moet Hennessy Louis Vuitton SE	6,606	5,072,028

The accompanying notes are an integral part of the financial statements.
02

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford International All Cap Fund

	Shares	Value
Remy Cointreau SA	29,327	$2,464,163
SOITEC *	18,630	2,068,423
		14,406,341
GERMANY — 1.0%
Nemetschek SE	35,685	3,483,816
HONG KONG — 3.5%
AIA Group Ltd.	540,000	3,653,505
Hong Kong Exchanges & Clearing Ltd.	88,700	2,838,680
Techtronic Industries Co., Ltd.	435,000	4,958,952
		11,451,137
INDIA — 3.5%
HDFC Bank Ltd.	137,698	2,780,702
MakeMyTrip Ltd. *	52,146	4,385,478
Reliance Industries Ltd.	122,651	4,597,773
		11,763,953
ITALY — 0.9%
Ryanair Holdings PLC ADR	24,961	2,906,459
JAPAN — 15.5%
Cosmos Pharmaceutical Corp.	33,500	2,701,613
Keyence Corp.	9,500	4,157,943
LY Corp.	692,800	1,672,884
Murata Manufacturing Co., Ltd.	250,600	5,189,520
Nippon Paint Holdings Co., Ltd.	414,200	2,707,617
Olympus Corp.	326,500	5,270,470
Recruit Holdings Co., Ltd.	87,400	4,702,747
Shimano, Inc.	21,900	3,384,510
Shiseido Co., Ltd.	148,500	4,232,128
SMC Corp.	10,800	5,145,736
Sysmex Corp.	219,100	3,536,701
Tokyo Electron Ltd.	24,300	5,319,280
Unicharm Corp.	98,600	3,168,534
		51,189,683

The accompanying notes are an integral part of the financial statements.
03

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford International All Cap Fund

	Shares	Value
MEXICO — 1.7%
Fomento Economico Mexicano SAB de CV ADR	28,260	$3,042,189
Wal-Mart de Mexico SAB de CV	729,439	2,491,535
		5,533,724
NETHERLANDS — 8.3%
Adyen NV *	3,099	3,680,608
ASML Holding NV	11,923	12,151,520
EXOR NV	47,229	4,933,399
IMCD NV	28,358	3,909,077
Topicus.com, Inc.	29,416	2,515,750
		27,190,354
PORTUGAL — 1.2%
Jeronimo Martins SGPS SA	203,422	3,975,675
SINGAPORE — 2.5%
United Overseas Bank Ltd.	355,699	8,204,669
SWEDEN — 8.0%
Assa Abloy AB, B Shares	160,467	4,544,513
Atlas Copco AB, A Shares	49,880	936,560
Atlas Copco AB, B Shares	539,435	8,710,418
Epiroc AB, B Shares	226,892	4,164,789
Investor AB, B Shares	291,161	7,978,704
		26,334,984
SWITZERLAND — 3.7%
Cie Financiere Richemont SA	42,339	6,616,864
Lonza Group AG	10,542	5,739,117
		12,355,981
TAIWAN — 6.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	121,416	21,103,315
UNITED KINGDOM — 16.2%
Ashtead Group PLC	60,324	4,022,025
Auto Trader Group PLC	758,374	7,633,165
Bunzl PLC	117,404	4,460,660
Burberry Group PLC	114,161	1,267,767

The accompanying notes are an integral part of the financial statements.
04

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford International All Cap Fund

	Shares	Value
Games Workshop Group PLC	39,758	$5,354,957
Greggs PLC	92,051	3,225,545
Hargreaves Lansdown PLC	238,924	3,405,731
Intertek Group PLC	48,857	2,953,412
Rightmove PLC	677,209	4,571,204
Softcat PLC	99,602	2,287,801
Trainline PLC *	650,828	2,586,606
Unilever PLC	86,177	4,730,028
Weir Group PLC (The)	173,102	4,329,209
Wise PLC, Class A *	337,580	2,895,304
		53,723,414
UNITED STATES — 4.2%
Experian PLC	144,651	6,720,021
Mettler-Toledo International, Inc. *	3,533	4,937,686
Spotify Technology SA *	7,470	2,344,011
		14,001,718
Total Common Stocks
(cost $243,551,314)		323,256,210
PREFERRED STOCKS — 0.8%
GERMANY — 0.8%
Sartorius AG 0.33% (cost $1,239,846)	12,314	2,882,536
TOTAL INVESTMENTS — 98.6%
(cost $244,791,160)		$326,138,746
Other assets less liabilities — 1.4%		4,478,516
NET ASSETS — 100.0%		$330,617,262

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, Baillie Gifford Overseas Limited retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in the Fund's Prospectus for Private Placement.

The accompanying notes are an integral part of the financial statements.
05

Portfolio of Investments

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford International All Cap Fund

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$77,106,701	$246,149,509	$—	$323,256,210
Preferred Stocks **	—	2,882,536	—	2,882,536
Total	$77,106,701	$249,032,045	$—	$326,138,746

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.
06

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2024

June 30, 2024 (unaudited)
Baillie Gifford International All Cap Fund

ASSETS
Investments, at value (cost $244,791,160)	$326,138,746
Cash	4,504,580
Foreign cash, at value (cost $77,680)	77,566
Dividends receivable	551,638
Tax reclaims receivable	478,445
Prepaid assets	1,282
Total Assets	331,752,257
LIABILITIES
Advisory fee payable	280,040
Payable for investment purchased	383,795
Deferred India capital gains tax liability (Note A)	291,798
Shareholder Servicing fee payable	83,175
Trustee fee payable	5,017
Commitment fee payable	1,101
Accrued expenses	90,069
Total Liabilities	1,134,995
NET ASSETS	$330,617,262
COMPOSITION OF NET ASSETS
Paid-in capital	$249,639,950
Total distributable earnings	80,977,312
$330,617,262
NET ASSET VALUE, PER SHARE
Class 2 ($68,742,633 / 5,467,484 shares outstanding), unlimited authorized, no par value	$12.57
Class 3 ($225,997,688 / 17,672,507 shares outstanding), unlimited authorized, no par value	$12.79
Class 5 ($35,876,941 / 2,724,980 shares outstanding), unlimited authorized, no par value	$13.17

The accompanying notes are an integral part of the financial statements.
07

Statement of Operations

Semi-Annual Report June 30, 2024

For the Six Months Ended June 30, 2024 (unaudited)
Baillie Gifford International All Cap Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $263,986)	$2,538,381
Interest	54,391
Total Investment Income	2,592,772
EXPENSES
Advisory fee (Note B)	559,470
Shareholder Servicing fees — Class 2 shares (Note B)	50,995
Shareholder Servicing fees — Class 3 shares (Note B)	112,162
Shareholder Servicing fees — Class 5 shares (Note B)	3,538
Transfer agency	26,708
Fund accounting	53,428
Professional fees	35,322
Legal	25,171
Custody	21,908
Trustees' fees	10,187
Commitment fees	2,272
Miscellaneous	6,941
Total Expenses	908,102
Net Investment Income	1,684,670
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain from:
Investments (net of India capital gains tax expense of $284,762)	12,283,485
Foreign currency transactions	52,881
12,336,366
Net change in unrealized (depreciation) on:
Investments (net of change in deferred India capital gains tax liability of ($65,053)) (Note A)	(4,793,507)
Translation of net assets and liabilities denominated in foreign currencies	(26,926)
(4,820,433)
Net realized and unrealized gain	7,515,933
NET INCREASE IN NET ASSETS FROM OPERATIONS	$9,200,603

The accompanying notes are an integral part of the financial statements.
08

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2024

Baillie Gifford International All Cap Fund

	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,684,670	$2,772,146
Net realized gain (loss)	12,336,366	(12,752,029)
Net change in unrealized appreciation (depreciation)	(4,820,433)	41,473,843
Net Increase in Net Assets from Operations	9,200,603	31,493,960
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—	(873,244)
Class 3	—	(2,918,967)
Class 5	—	(440,516)
Total Distributions to Shareholders	—	(4,232,727)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	11,000,000	—
Dividends reinvested:
Class 2	—	873,244
Class 3	—	2,918,967
Class 5	—	440,516
Cost of shares redeemed:
Class 2	(9,903,678)	(1,212,698)
Class 3	(5,000,000)	(18,500,000)
Class 5	—	(1,700,000)
(Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(3,903,678)	(17,179,971)
Total Increase in Net Assets	5,296,925	10,081,262
NET ASSETS
Beginning of Period	325,320,337	315,239,075
End of Period	$330,617,262	$325,320,337

The accompanying notes are an integral part of the financial statements.
09

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford International All Cap Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$12.22		$11.24	$16.83	$20.27	$15.82	$12.26
From Investment Operations
Net investment income(a)	0.06		0.10	0.09	0.05	0.06	0.27
Net realized and unrealized gain (loss) on investments and foreign currency	0.29		1.04	(5.41)	0.60	5.20	3.73
Net increase (decrease) in net asset value from investment operations	0.35		1.14	(5.32)	0.65	5.26	4.00
Dividends and Distributions to Shareholders
From net investment income	—		—	—	(0.19)	(0.18)	(0.44)
From net realized gain on investments	—		(0.16)	(0.27)	(3.90)	(0.63)	—
Total dividends and distributions	—		(0.16)	(0.27)	(4.09)	(0.81)	(0.44)
Net asset value, end of period	$12.57		$12.22	$11.24	$16.83	$20.27	$15.82
Total Return
Total return based on net asset value(b)	2.93%		10.23%	(31.67)%	3.34%	33.31%	32.65%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$68,743		$66,048	$61,057	$112,388	$183,037	$258,860
Ratio of net expenses to average net assets	0.63	%*	0.63%	0.64%	0.61%	0.62%	0.65%
Ratio of net investment income to average net assets	0.97	%*	0.80%	0.71%	0.26%	0.34%	1.92	%(c)
Portfolio turnover rate(d)	17%		16%	19%	14%	12%	13%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Ratio includes taxable stock dividends that were treated as income.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.
10

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford International All Cap Fund
Selected data for a Class 3 share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Net asset value, beginning of period	$12.42		$11.41	$17.08	$20.50	$15.99	$12.39
From Investment Operations
Net investment income(a)	0.07		0.10	0.12	0.09	0.07	0.30
Net realized and unrealized gain (loss) on investments and foreign currency	0.30		1.07	(5.52)	0.59	5.27	3.75
Net increase (decrease) in net asset value from investment operations	0.37		1.17	(5.40)	0.68	5.34	4.05
Dividends and Distributions to Shareholders
From net investment income	—		—	—	(0.20)	(0.20)	(0.45)
From net realized gain on investments	—		(0.16)	(0.27)	(3.90)	(0.63)	—
Total dividends and distributions	—		(0.16)	(0.27)	(4.10)	(0.83)	(0.45)
Net asset value, end of period	$12.79		$12.42	$11.41	$17.08	$20.50	$15.99
Total Return
Total return based on net asset value(b)	2.97%		10.31%	(31.62)%	3.41%	33.40%	32.74%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$225,998		$224,428	$221,064	$133,796	$331,138	$158,198
Ratio of net expenses to average net assets	0.56	%*	0.56%	0.58%	0.54%	0.55%	0.58%
Ratio of net investment income to average net assets	1.06	%*	0.86%	1.03%	0.41%	0.44%	2.04	%(c)
Portfolio turnover rate(d)	17%		16%	19%	14%	12%	13%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c)  Ratio includes taxable stock dividends that were treated as income.

(d)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.
11

Financial Highlights

Semi-Annual Report June 30, 2024

Baillie Gifford International All Cap Fund
Selected data for a Class 5 share outstanding throughout each period:

	For the Six Months Ended June 30, 2024 (unaudited)		For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period July 10, 2019 through December 31, 2019(a)
Net asset value, beginning of period	$12.79		$11.73	$17.53	$20.96	$16.33	$15.14
From Investment Operations
Net investment income(b)	0.07		0.12	0.12	0.09	0.09	0.20
Net realized and unrealized gain (loss) on investments and foreign currency	0.31		1.10	(5.65)	0.61	5.38	1.46
Net increase (decrease) in net asset value from investment operations	0.38		1.22	(5.53)	0.70	5.47	1.66
Dividends and Distributions to Shareholders
From net investment income	—		—	—	(0.23)	(0.21)	(0.47)
From net realized gain on investments	—		(0.16)	(0.27)	(3.90)	(0.63)	—
Total dividends and distributions	—		(0.16)	(0.27)	(4.13)	(0.84)	(0.47)
Net asset value, end of period	$13.17		$12.79	$11.73	$17.53	$20.96	$16.33
Total Return
Total return based on net asset value(c)	3.01%		10.39%	(31.56)%	3.49%	33.51%	10.95%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$35,877		$34,844	$33,119	$48,392	$60,321	$45,183
Ratio of net expenses to average net assets	0.48	%*	0.48%	0.49%	0.46%	0.47%	0.50	%*
Ratio of net investment income to average net assets	1.15	%*	0.95%	0.91%	0.43%	0.51%	2.66	%(d)
Portfolio turnover rate(e)	17%		16%	19%	14%	12%	13%

*  Annualized.

(a)  Recommencement of investment operations. Class had no shareholders from April 11, 2019 to July 10, 2019. All shares of this class were redeemed on April 10, 2019 at $14.67. New shares were issued at $15.14 on July 10, 2019.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Ratio includes taxable stock dividends that were treated as income.

(e)  Portfolio turnover rate calculated at Fund level. Portfolio turnover is not annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.
12

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2024

Note A — Organization and Accounting Policies

The Fund is a series of Baillie Gifford Funds (the "Trust"). The investment objective of the Fund is to achieve capital appreciation. For information on the specific investment strategies of the Fund and a description of each share class, please refer to the Fund's Prospectus for Private Placement ("Prospectus"). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Massachusetts business trust on June 21, 2000, under the laws of Massachusetts. The Trust operates pursuant to the Third Amended and Restated Agreement and Declaration of Trust dated September 20, 2023, as amended from time to time.

The Fund's Class 2, Class 3 and Class 5 share classes had shares outstanding as of June 30, 2024.

Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The financial statements of the Fund have been prepared in conformity with generally accepted accounting principles in the United States of America ("GAAP"). Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated the Fund's investment adviser, Baillie Gifford Overseas Limited (the "Manager") as the valuation designee (the "Valuation Designee") to determine the fair value, in good faith, of securities and other instruments for which no readily available market quotation exists, subject to the Board's oversight.

Investments for which there are readily available market quotations are valued at market value. Equity securities listed on a securities exchange, market or automated quotation system (including equity securities traded over the counter) for which quotations are readily available, are valued at the last quoted trade price on the primary exchange or market (foreign or domestic) on which they are most actively traded on the date of valuation (or at approximately 4:00 p.m. Eastern Time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the date of valuation, at the most recent quoted bid price.

Other securities for which current market quotations are not readily available (or for which quotations are not believed to be reliable due to market changes that occur after the most recent available quotations are obtained, or for any other reason), and all other assets, are valued at their fair value as determined in good faith by the Valuation Designee.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to close of regular trading on the New York Stock Exchange. Occasionally, events affecting the value of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, and such events may not be reflected in the computation of the Fund's net asset value.

The Valuation Designee utilizes a third-party pricing service for all equity securities, except those traded on Canadian, Latin American, or U.S. exchanges, subject to certain minimum confidence levels, which applies a fair value adjustment that seeks to reflect changes in such securities' market prices since the close of the market on which the securities are traded. To the extent that securities are valued using this service, the securities will be classified as Level 2 securities in the fair value measurement framework described below.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a

13

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2024

three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 —  unadjusted quoted prices in active markets for identical investments which the Fund has the ability to access

Level 2 —  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —  significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities' market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund's investments at June 30, 2024 is disclosed at the end of the Fund's Portfolio of Investments.

For the six months ended June 30, 2024, there were no Level 3 investments for which significant unobservable inputs were used to determine the fair value.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the applicable rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Securities Transactions and Investment Income

The Fund's securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Non-cash income, if any, is included in investment income, with any non-cash income exceeding 5% of the Fund's total income stated separately on the Statement of Operations, and is recorded at the fair market value of securities received.

Investment income, expenses (other than those specific to a particular class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

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Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2024

U.S. Federal and Other Taxes

The Fund intends to continue to qualify to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), and as such will not be subject to U.S. federal income tax on income (including any net realized capital gains) which is distributed in accordance with the provisions of the Code to the Fund's shareholders. Therefore, no U.S. federal income tax provision is required.

Investment income received from investments in foreign jurisdictions may be subject to foreign withholding tax. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Whenever possible, the Fund will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty. Foreign taxes, if any, net of any reclaims, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

As a result of several court cases in certain countries across the European Union ("EU"), the Fund may file European tax reclaims for previously withheld taxes on dividends earned in those countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. If a positive decision is reached and as such, reclaims becomes payable to the Fund, they will be reflected as windfall tax recovery within investment income in the Statement of Operations and related receivables, if any, will be reflected within tax reclaims receivable in the Statements of Assets and Liabilities. If the associated cash is received, the Fund will generally follow, for tax purposes, IRS guidance in Notice 2016-10 and reduce the current year foreign taxes paid by the amount of the refund. When uncertainty exists as to the ultimate resolution of these proceedings and the likelihood of receipt of these EU reclaims, no amounts are reflected in the financial statements.

In addition to the requirements of the Code, the Fund may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities in India or other such jurisdictions, payable upon repatriation of sales proceeds. Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred tax liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities.

The Fund is subject to tax accounting standards that provide guidance for how certain and uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. These standards require the evaluation of tax positions taken, or expected to be taken, in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a reduction in a tax benefit or expense in the current year. Management has evaluated the application of these standards and has determined no liabilities for income tax related expenses are required in the financial statements of the Fund. The previous three tax year ends remain subject to examination.

At December 31, 2023 for federal income tax purposes, the Fund had capital loss carryforwards available to offset future capital gains. To the extent that the loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Short Term Capital Loss No Expiration	Long Term Capital Loss No Expiration	Capital Loss Available Total
Baillie Gifford International All Cap Fund	$(1,084,352)	$(13,057,355)	$(14,141,707)

Realized capital losses, currency losses and passive foreign investment company ("PFIC") losses incurred after October 31 ("post-October capital/late year ordinary losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year.

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Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2024

At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:

Fund	Capital Loss Carryforwards	Post October Capital/Late Year Ordinary Losses
Baillie Gifford International All Cap Fund	$(14,141,707)	$—

Dividends and Distributions to Shareholders

The Fund intends to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Fund at net asset value on the ex-dividend date unless the shareholder elects to receive dividends and distributions in cash. Currently, the Fund's policy is to distribute net investment income and net capital gains on an annual basis. Such distributions are determined in conformity with U.S. federal income tax regulations, which may differ from GAAP.

The Fund's cost of investments and gross unrealized appreciation (depreciation) at June 30, 2024 for U.S. federal income tax purposes were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross (Depreciation)	Net Appreciation
Baillie Gifford International All Cap Fund	$249,113,123	$99,151,804	$(22,126,181)	$77,025,623

Note B — Investment Management and Other Services

The Fund is advised and managed by the Manager. The Manager, an investment adviser registered with the SEC, is a wholly owned subsidiary of Baillie Gifford & Co.

Under an investment advisory agreement between the Manager and the Trust on behalf of the Fund (the "Advisory Agreement"), the Fund pays the Manager an investment advisory fee, in arrears.

The advisory fee paid by the Fund under the Advisory Agreement is calculated and accrued daily on the basis of the annual rate noted below and expressed as a percentage of the Fund's average daily net assets.

Fund	Average Daily Net Assets of the Fund (billions)	Annual Rate at Each Asset Level
Baillie Gifford International All Cap Fund	$0 - $2 >$2 - $5 Above $5	0.35% 0.31% 0.29%

Baillie Gifford Funds Services LLC, a wholly-owned subsidiary of the Manager, serves as the sole distributor and principal underwriter of the shares of the Fund.

The Fund has adopted a Shareholder Servicing Plan providing that the Fund may pay the Manager, or any other entity that acts from time to time as the shareholder servicing agent with respect to a class of Fund shares, for services rendered and expenses borne in connection with the provision of services provided to Fund investors and/or the maintenance of shareholder accounts. For these services, the Fund pays the Manager a fee at the annualized rate of the Fund's average daily net assets attributed to each class of shares. The fee paid by Class 2 shares is 0.17%, Class 3 shares is 0.10%, and Class 5 shares is 0.02%.

The Bank of New York Mellon ("BNYM") serves as the Fund's administrator and custodian. BNY Mellon Investment Servicing (U.S.) Inc. serves as the Trust's transfer agent, registrar and dividend disbursing agent.

16

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2024

Note C — Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) for the six months ended June 30, 2024 were as follows:

Fund	Purchases	Sales
Baillie Gifford International All Cap Fund	$53,331,318	$57,973,523

Note D — Transactions in Shares of Beneficial Interest

	Baillie Gifford International All Cap Fund
	For the Period Ended June 30, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class 2 Shares
Shares sold	859,812	$11,000,000	—	$—
Shares issued in reinvestment of dividends and distributions	—	—	71,375	873,244
Shares redeemed	(797,269)	(9,903,678)	(100,681)	(1,212,698)
Net Increase (Decrease)	62,543	$1,096,322	(29,306)	$(339,454)
Class 3 Shares
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	—	—	234,655	2,918,967
Shares redeemed	(390,512)	(5,000,000)	(1,540,630)	(18,500,000)
Net Increase (Decrease)	(390,512)	$(5,000,000)	(1,305,975)	$(15,581,033)
Class 5 Shares
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	—	—	34,410	440,516
Shares redeemed	—	—	(132,346)	(1,700,000)
Net Increase (Decrease)	—	$—	(97,936)	$(1,259,484)
Total Net Increase (Decrease)	(327,969)	$(3,903,678)	(1,433,217)	$(17,179,971)

Note E — Beneficial Ownership

Beneficial ownership, either direct or indirect, of more than 25% of the voting securities of the Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act.

As of June 30, 2024, the Fund had two shareholders which beneficially owned 25% or more of the Fund's voting securities. Purchase and redemption activity of these accounts may have a significant effect on the operation of the Fund.

Note F — Commitments and Contingencies

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.

The Fund's maximum exposure under these arrangements is unknown, as this would involve future

17

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2024

claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Note G — Line of Credit

The Trust entered into a committed facility with BNYM on May 1, 2017, most recently renewed April 16, 2024 and expiring April 15, 2025 (unless renewed), which allows the series of the Trust to borrow up to $75 million in total subject to minimum asset coverage requirements set out in the Credit Agreement. Each such series may borrow money under this credit facility for the temporary funding of shareholder redemptions or for other temporary or emergency purposes.

In normal market conditions, borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the Secured Overnight Financing Rate + 0.10%.

The Fund pays a share of a commitment fee on the portion of the facility which is undrawn. The commitment fee is 0.25% on undrawn amounts.

The rate payable at June 30, 2024 was 6.68% on any amount drawn down. There were no borrowings made against the credit facility during the period.

Note H — Principal Risks

The below is a selection of the Fund's principal risks. Additional risks of investing in the Fund are included in the Fund's Prospectus.

Investment Style Risk

The Manager actively makes investment decisions for the Fund through bottom-up stock selection. Accordingly, the Fund will have risk characteristics that differ from its benchmark index. The Manager's judgments about the attractiveness, relative value, or potential appreciation of a particular stock may prove to be incorrect and cause the Fund to lose money or underperform compared to its benchmark index. There can be no assurance that the Manager's investment decisions will produce the desired results.

Growth Stock Risk

The prices of growth stocks may be based largely on expectations of future earnings, and their prices can decline rapidly and significantly in reaction to negative news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors.

Long-Term Investment Strategy Risk

The Fund pursues a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over extended periods of time, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short- or medium-term fluctuations in the value of the Fund's portfolio.

Asia Risk

Investing in securities of companies located in or with exposure to Asian countries involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including different financial reporting standards, currency exchange rate fluctuations, and highly regulated markets with the potential for government interference. The economies of many Asian countries are heavily dependent on international trade and on only a few industries or commodities and, as a result, can be adversely affected by trade barriers, exchange controls and other measures imposed or negotiated by the countries with which they trade. Some Asian securities may be less liquid than U.S. or other foreign securities.

Market Disruption and Geopolitical Risk

Geopolitical, environmental and other events may disrupt securities markets and adversely affect global economies and markets. These disruptions could prevent the Fund from implementing its investment strategies and achieving its investment objectives, and increase the Fund's exposure

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Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2024

to the other risks detailed in the Prospectus. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S.

War, terrorism, public health crises, and other geopolitical events, such as sanctions, tariffs, trade disputes, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. For instance, the 2022 Russian invasion of Ukraine and the sanctions that followed had immediate negative effects on global financial markets, sovereign debt and the markets for certain securities and commodities, such as oil and natural gas, and reduced the liquidity and value of Russian securities to zero or near zero. Similarly, terrorism in the U.S. and around the world has resulted in increased geopolitical risk.

Non-U.S. Investment Risk

Non-U.S. securities are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

Natural and environmental disasters, such as earthquakes and tsunamis, can be highly disruptive to economies and markets, adversely impacting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund's investments. Similarly, dramatic disruptions can be caused by communicable diseases, epidemics, pandemics, plagues and other public health crises.

For further information on the risks of investing in the Fund, please refer to the Prospectus.

Note I — Legal Notice

MSCI

MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.

Note J — Subsequent Events

Events or transactions that occur after the financial statement date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes.

There were no subsequent events identified between June 30, 2024 and the issuance of the Financial Statements.

19

Supplemental Information (unaudited)

Semi-Annual Report June 30, 2024

A description of each Fund's proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Manager at +1-844-394-6127 or on the SEC's website at http://www.sec.gov. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 can be found at the Fund's website: www.bailliegifford.com/international-all-cap-fund/TSR.

20

Copyright © Baillie Gifford & Co 2024

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

During the period, each of the five Independent Trustees (as defined below) received a retainer fee of $82,500. The chairs of the Audit Oversight Committee and the Nominating and Governance Committee received additional compensation of $7,500 and $3,500, respectively. In sum, the total remuneration paid by Baillie Gifford Funds (the “Trust”) was $423,500. No compensation was paid to officers or others of the Trust.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

On June 20, 2024, the Board of Trustees (the “Board”) of the Trust, including those trustees who are not “interested persons” as defined by the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the funds listed below, respectively (each a “Fund” and collectively, the “Funds”), and Baillie Gifford Overseas Limited (the “Manager”):

• Baillie Gifford Global Alpha Equities Fund	• Baillie Gifford International Smaller Companies Fund
• Baillie Gifford Long Term Global Growth Fund	• Baillie Gifford China A Shares Growth Fund
• Baillie Gifford Developed EAFE All Cap Fund	• Baillie Gifford China Equities Fund
• Baillie Gifford EAFE Plus All Cap Fund	• Baillie Gifford Emerging Markets Equities Fund
• Baillie Gifford International All Cap Fund	• Baillie Gifford Emerging Markets ex China Fund
• Baillie Gifford International Alpha Fund	• Baillie Gifford U.S. Discovery Fund
• Baillie Gifford International Concentrated Growth Equities Fund	• Baillie Gifford U.S. Equity Growth Fund
• Baillie Gifford International Growth Fund	• Baillie Gifford Health Innovation Equities Fund

As part of the review process, the Independent Trustees met independently of Trust management and of the interested trustee of the Board to consider the renewal of the Advisory Agreement. During the review process, the Independent Trustees were represented by independent legal counsel. The Independent Trustees reviewed materials received from the Manager, Broadridge, an independent provider of mutual fund data (“Broadridge”), and independent legal counsel. After reviewing the information received, the Independent Trustees requested supplemental information, and the Manager provided additional materials and other information in response. The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement for each Fund.

The Board concluded that it was in the best interests of each Fund to renew the Advisory Agreement. In reaching this conclusion for the Funds, the Board did not identify any single factor as determinative in its analysis, but rather the Board considered a variety of factors, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

The Board considered the nature, extent and quality of the services provided by the Manager to each Fund. The Board noted that: (1) pursuant to the Funds’ Advisory Agreement, the Manager provides portfolio management services to the Funds and receives an advisory fee; (2) pursuant to a separate Administration, Supervisory and Sub-Accounting Services Plan and Administration and Supervisory Agreement for Class K and Institutional Class shares for each Fund that offers those classes, the Manager receives an “administration and supervisory fee;” and (3) pursuant to a separate Shareholder Service Plan and Shareholder Servicing Agreement for Class 2, Class 3, Class 4 and Class 5 shares for each Fund that offers those classes, the Manager receives a “shareholder service fee,” the amount of which varies among the share classes (the administration and supervisory fee and the shareholder service fee are each referred to as a “Class specific fee” and together are referred to as “Class specific fees”). The Board considered the background and qualifications of the investment, compliance and administrative personnel involved in the management and oversight of the Funds, reviewed information regarding each Fund’s performance, advisory fee and applicable Class specific fee, and expense ratios for certain share classes compared to similar funds, and considered the experience of the Manager in providing services to each Fund. In assessing each Fund’s performance, the Board considered that performance is closely evaluated at the quarterly meetings of the Board’s Performance Committee and that the Manager employs a long-term investment approach. The Board considered underperformance in recent periods and the Manager’s explanations, generally attributing underperformance to the unfavorable market environment for growth companies (after a lengthy period of favorable market conditions for growth investing) shaped by high inflation, rising interest rates, military conflict and geopolitical tensions, among other factors. The Board also considered the Manager’s discussions of its investment processes, the Manager’s work to evaluate whether potential changes to such processes could improve performance, and the outcomes of such evaluations. In evaluating the advisory fee paid by each Fund, and in particular when assessing comparative data, the Board considered not only the advisory fee, but also the combination of the advisory fee and the applicable Class specific fee. The Board also considered that the advisory fee schedule for each Fund other than Baillie Gifford International Smaller Companies Fund and Baillie Gifford U.S. Discovery Fund includes breakpoints. The Board considered other benefits derived by the Manager and its affiliates from the relationship to the Funds, including the Manager’s receipt of the Class specific fee. The Board concluded that the nature, extent and quality of the services provided by the Manager to the Funds, pursuant to the Advisory Agreement, were satisfactory.

The Board reviewed the Manager’s revenues received with respect to the Funds and the nature of the Manager’s resources expended in providing solely advisory services as well as additional services to the Funds. The Board considered the Manager’s estimated profitability with respect to the Funds and concluded that it was not unreasonable.

The Board noted the following items specific to the referenced Funds.

Baillie Gifford Global Alpha Equities Fund

The Board reviewed total return information for the one-year, three-year, five-year, ten-year and since inception (November 15, 2011) periods ended March 31, 2024 for the Fund compared to a benchmark index (MSCI ACWI Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2014 through 2023 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund’s total return was below the benchmark index and the average of the performance universe for the one-year, three-year, five-year and ten-year periods and above the benchmark index and the average of the performance universe for the since inception period. The Board considered that the Manager was consistent in its long-term investing philosophy and that periods of underperformance were to be expected.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund’s Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford Long Term Global Growth Fund

The Board reviewed total return information for the one-year, three-year, five-year and since inception (June 10, 2014) periods ended March 31, 2024 for the Fund compared to a benchmark index (MSCI ACWI Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2014 through 2023 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund’s total return was above the benchmark index and the average of the performance universe for the one-year, five-year and since inception periods and below the benchmark index and the average of the performance universe for the three-year period. The Board considered that the Manager was consistent in its long-term investing philosophy and that periods of underperformance were to be expected.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund’s Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford Developed EAFE All Cap Fund

The Board reviewed total return information for the one-year, three-year, five-year and since inception (April 15, 2014) periods ended March 31, 2024 for the Fund compared to a benchmark index (MSCI EAFE Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2014 through 2023 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund’s total return was below the benchmark index and the average of the performance universe for the one-year, three-year, five-year and since inception periods. The Board considered that the Manager was consistent in its long-term investing philosophy and that periods of underperformance were to be expected.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund’s Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford EAFE Plus All Cap Fund

The Board reviewed total return information for the one-year, three-year, five-year, ten-year and since inception (December 17, 2009) periods ended March 31, 2024 for the Fund compared to a benchmark index (MSCI EAFE Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2014 through 2023 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund’s total return was below the benchmark index and the average of the performance universe for the one-year, three-year, five-year and ten-year periods and below the benchmark index and equal to the average of the performance universe for the since inception period. The Board considered that the Manager was consistent in its long-term investing philosophy and that periods of underperformance were to be expected.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund’s Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford International All Cap Fund

The Board reviewed total return information for the one-year, three-year, five-year, ten-year and since inception (September 24, 2012) periods ended March 31, 2024 for the Fund compared to a benchmark index (MSCI ACWI ex USA Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2014 through 2023 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund’s total return was below the benchmark index and the average of the performance universe for the one-year, three-year, five-year and ten-year periods and below the benchmark index and above the average of the performance universe for the since inception period. The Board considered that the Manager was consistent in its long-term investing philosophy and that periods of underperformance were to be expected.

The Board reviewed the advisory fee (plus the shareholder service fee) and net expense ratio for the Fund’s Class 2 and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund’s contractual advisory fee (plus the shareholder service fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the Fund’s contractual advisory fee (plus the shareholder service fee) was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford International Alpha Fund

The Board reviewed total return information for the one-year, three-year, five-year, ten-year and since inception (February 7, 2008) periods ended March 31, 2024 for the Fund compared to a benchmark index (MSCI ACWI ex USA Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2014 through 2023 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund’s total return was below the benchmark index and the average of the performance universe for one-year, three-year and five-year periods, above the benchmark index and below the average of the performance universe for the ten-year period and above the benchmark index and the average of the performance universe for the since inception period. The Board considered that the Manager was consistent in its long-term investing philosophy and that periods of underperformance were to be expected.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund’s Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the advisory fee schedule includes breakpoints and that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford International Concentrated Growth Equities Fund

The Board reviewed total return information for the one-year, three-year, five-year and since inception (December 14, 2017) periods ended March 31, 2024 for the Fund compared to a benchmark index (MSCI ACWI ex USA Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2018 through 2023 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund’s total return was below the benchmark index and the average of the performance universe for the one-year and three-year periods and above the benchmark index and the average of the performance universe for the five-year and since inception periods. The Board considered that the Manager was consistent in its long-term investing philosophy and that periods of underperformance were to be expected.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund’s Class K and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2025. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford International Growth Fund

The Board reviewed total return information for the one-year, three-year, five-year, ten-year and since inception (March 6, 2008) periods ended March 31, 2024 for the Fund compared to a benchmark index (MSCI ACWI ex USA Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2014 through 2023 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund’s total return was below the benchmark index and the average of the performance universe for the one-year, three-year and five-year periods and above the benchmark index and the average of the performance universe for the ten-year and since inception periods. The Board considered that the Manager was consistent in its long-term investing philosophy and that periods of underperformance were to be expected.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund’s Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the advisory fee schedule includes breakpoints and that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford International Smaller Companies Fund

The Board reviewed total return information for the one-year, three-year, five-year and since inception (December 19, 2018) periods ended March 31, 2024 for the Fund compared to a benchmark index (MSCI ACWI ex USA Small Cap Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2019 through 2023 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund’s total return was below the benchmark index and the average of the performance universe for the one-year, three-year, five-year and since inception periods. The Board considered that the Manager was consistent in its long-term investing philosophy and that periods of underperformance were to be expected.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund’s Class K and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered the Fund’s assets, that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2025. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford China A Shares Growth Fund

The Board reviewed total return information for the one-year, three-year and since inception (December 19, 2019) periods ended March 31, 2024 for the Fund compared to a benchmark index (MSCI China A Onshore Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2020 through 2023 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund’s total return was below the benchmark index and the average of the performance universe for the one-year and three-year periods and below the benchmark index and above the average of the performance universe for the since inception period. The Board considered that the Manager was consistent in its long-term investing philosophy and that periods of underperformance were to be expected.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund’s Class K and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered the Fund’s assets, that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2025. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford China Equities Fund

The Board reviewed total return information for the one-year and since inception (July 7, 2021) periods ended March 31, 2024 for the Fund compared to a benchmark index (MSCI China All Shares Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2022 and 2023 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund’s total return was below the benchmark index and the average of the performance universe for the one-year and since inception periods. The Board considered that the Fund had been operational for a short period of time, which provided a limited opportunity to evaluate performance. The Board considered that the Manager was consistent in its long-term investing philosophy and that periods of underperformance were to be expected.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund’s Class K and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered the Fund’s assets, that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2025. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford Emerging Markets Equities Fund

The Board reviewed total return information for the one-year, three-year, five-year, ten-year and since inception (April 4, 2003) periods ended March 31, 2024 for the Fund compared to a benchmark index (MSCI Emerging Markets Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2014 through 2023 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund’s total return was above the benchmark index and the average of the performance universe for the one-year, ten-year and since inception periods, below the benchmark index and the average of the performance universe for the three-year period and above the benchmark index and below the average of the performance universe for the five-year period. The Board considered that the Manager was consistent in its long-term investing philosophy and that periods of underperformance were to be expected.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund’s Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the advisory fee schedule includes breakpoints and that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford Emerging Markets ex China Fund

The Board reviewed total return information for the one-year and since inception (December 28, 2021) periods ended March 31, 2024 for the Fund compared to a benchmark index (MSCI Emerging Markets ex China Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2022 and 2023 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund’s total return was below the benchmark index and above the average of the performance universe for the one-year and since inception periods. The Board considered that the Fund had been operational for a short period of time, which provided a limited opportunity to evaluate performance. The Board considered that the Manager was consistent in its long-term investing philosophy and that periods of underperformance were to be expected.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund’s Class K and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered the Fund’s assets, that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2025. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford U.S. Discovery Fund

The Board reviewed total return information for the one-year and since inception (May 5, 2021) periods ended March 31, 2024 for the Fund compared to a benchmark index (Russell 2500 Growth Index) and the average total return of a performance universe of funds provided by Broadridge, and calendar year returns for 2022 and 2023 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund’s total return was below the benchmark index and the average of the performance universe for the one-year and since inception periods. The Board considered that the Fund had been operational for a short period of time, which provided a limited opportunity to evaluate performance. The Board considered that the Manager was consistent in its long-term investing philosophy and that periods of underperformance were to be expected.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund’s Class K and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered the Fund’s assets, that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2025. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford U.S. Equity Growth Fund

The Board reviewed total return information for the one-year, three-year, five-year and since inception (December 5, 2016) periods ended March 31, 2024 for the Fund compared to a benchmark index (Russell 1000 Growth Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2017 through 2023 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund’s total return was below the benchmark index and above the average of the performance universe for the one-year and since inception periods and below the benchmark index and the average of the performance universe for the three-year and five-year periods. The Board considered that the Manager was consistent in its long-term investing philosophy and that periods of underperformance were to be expected.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund’s Class K and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered the Fund’s assets, that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2025. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford Health Innovation Equities Fund

The Board reviewed total return information for the one-year and since inception (December 28, 2021) periods ended March 31, 2024 for the Fund compared to a benchmark index (MSCI ACWI Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2022 and 2023 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund’s total return was below the benchmark index and the average of the performance universe for the one-year and since inception periods. The Board considered that the Fund had been operational for a short period of time, which provided a limited opportunity to evaluate performance. The Board considered that the Manager was consistent in its long-term investing philosophy and that periods of underperformance were to be expected.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund’s Class K and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was below the average contractual management fee of the expense peer group. The Board also reviewed the fee schedules for other clients of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered the Fund’s assets, that the Fund’s contractual advisory fee (plus the applicable Class specific fee) was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2025. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Conclusion

Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for the Funds were reasonable and fair and that the renewal of the Advisory Agreement was in the best interests of each Fund.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Baillie Gifford Funds

By (Signature and Title)*	/s/ Michael Stirling-Aird, President
Michael Stirling-Aird, President
(principal executive officer)

Date:	September 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Stirling-Aird, President
Michael Stirling-Aird, President
(principal executive officer)

Date:	September 4, 2024

By (Signature and Title)*	/s/ Lindsay Cockburn, Treasurer
Lindsay Cockburn, Treasurer
(principal financial officer)

Date:	September 4, 2024

* Print the name and title of each signing officer under his or her signature.